                        The Prudential Series Fund, Inc.
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                                   Prospectus

                                  May 1, 2001



                         Prudential Jennison Portfolio

                             20/20 Focus Portfolio

                  [LOGO OF PRUDENTIAL FINANCIAL APPEARS HERE]

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                  As with all mutual funds, the Securities
                  and Exchange Commission has not approved or disapproved the Fund's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

                  A particular Portfolio may not be
                  available under the variable life
                  insurance or variable annuity contract
                  which you have chosen. The prospectus of the specific contract which you have chosen will indicate which Portfolios are available and should be read in conjunction with this prospectus.

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Table of Contents

  1  RISK/RETURN SUMMARY
  1  Investment Objectives and Principal Strategies
  2  Principal Risks
  4  Evaluating Performance
  6  HOW THE PORTFOLIOS INVEST
  6  Investment Objectives and Policies
  6  Prudential Jennison Portfolio
  7  20/20 Focus Portfolio
  8  OTHER INVESTMENTS AND STRATEGIES
  8  ADRs
  8  Convertible Debt and Convertible Preferred Stock
  8  Derivatives
  8  Dollar Rolls
  8  Forward Foreign Currency Exchange Contracts
  8  Futures Contracts
  9  Interest Rate Swaps
  9  Joint Repurchase Account
  9  Loan Participations
  9  Mortgage-related Securities
  9  Options
  9  Real Estate Investment Trusts
 10  Repurchase Agreements
 10  Reverse Repurchase Agreements
 10  Short Sales
 10  Short Sales Against-the-Box
 10  When-Issued and Delayed Delivery Securities
 10  HOW THE FUND IS MANAGED
 10  Board of Directors
 10  Investment Adviser
 11  Investment Sub-Advisers
 11  Portfolio Managers
 11  HOW TO BUY AND SELL SHARES OF THE FUND
 12  Net Asset Value
 13  Distributor
 13  OTHER INFORMATION
 13  Federal Income Taxes
 13  European Monetary Union
 14  Monitoring for Possible Conflicts
 F-1 FINANCIAL HIGHLIGHTS

(For more information--see back cover)

RISK/RETURN SUMMARY

This prospectus provides information about The Prudential Series Fund, Inc. (the Fund), which consists of thirty six separate portfolios (each, a Portfolio).

The Fund offers two classes of shares in each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America (Prudential) as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts. Not every portfolio is available under every contract. The prospectus for each Contract lists the Portfolios currently available through that Contract.

This section highlights key information about the Portfolios available under your Contract. Additional information follows this summary and is also provided in the Fund's Statement of Additional Information (SAI).

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The following summarizes the investment objectives, principal strategies and principal risks for each of the Portfolios. We describe the terms listed as principal risks on page 2. While we make every effort to achieve the investment objective for each Portfolio, we can't guarantee success and it is possible that you could lose money.

Prudential Jennison Portfolio

The Portfolio's investment objective is to achieve long-term growth of capital. To achieve this objective, we invest primarily in equity securities of major, established corporations that we believe offer above-average growth prospects. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  foreign investment risk
  .  management risk
  .  market risk

20/20 Focus Portfolio

The Portfolio's investment objective is long-term growth of capital. We seek to achieve this goal by investing primarily in up to 40 equity securities of U.S. companies that are selected by the Portfolio's two portfolio managers (up to 20 by each) as having strong capital appreciation potential. One manager will use a "value" approach, which means he or she will attempt to identify strong companies selling at a discount from their perceived true value. The other manager will use a "growth" approach, which means he or she seeks companies that exhibit higher-than- average earnings growth. Up to 20% of the Portfolio's total assets may be invested in foreign securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  foreign investment risk
  .  management risk
  .  market risk

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in a Portfolio could lose value, and you could lose money. The following summarizes the principal risks of investing in the Portfolios.

  Company risk. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Portfolio to sell securities at a desirable price. Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  Derivatives risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Portfolios typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. A Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. A Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Portfolio investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances.

  Foreign investment risk. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Foreign investment risk is comprised of the specific risks described below.

    Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. In addition, certain hedging activities may cause the Portfolio to lose money and could reduce the amount of income available for distribution.

    Emerging market risk. To the extent that a Portfolio invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have sometimes hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

    European Economic and Monetary Union. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999, adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

    As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increase volatility for all financial markets.

    Foreign market risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S.

  Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

    Information risk. Financial reporting standards for companies based in foreign markets usually differ from those in the United States. Since the "numbers" themselves sometimes mean different things, the sub-advisers devote much of their research effort to understanding and assessing the impact of these differences upon a company's financial conditions and prospects.

    Liquidity risk. Stocks that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches an estimate of its value.

    Political developments. Political developments may adversely affect the value of a Portfolio's foreign securities.

    Political risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and have imposed high taxes on corporate profits.

    Regulatory risk. Some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

  Management risk. Actively managed investment portfolios are subject to management risk. Each sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

  Market risk. Common stocks are subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of large companies are more stable than the stock prices of smaller companies, but this is not always the case. Smaller companies often offer a smaller range of products and services than large companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

                                     * * *

  For more information about the risks associated with the Portfolios, see "How the Portfolios Invest--Investment Risks."

                                     * * *

EVALUATING PERFORMANCE

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Prudential Jennison Portfolio

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A number of factors -- including risk -- can affect how the Portfolio performs.
The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.
                               [GRAPH]

Annual Returns* (Class I shares)
                           1996     14.41%
                           1997     31.71%
                           1998     37.46%
                           1999     41.76%
                           2000    -17.38%

BEST QUARTER: 29.5% (4th quarter of 1998)
WORST QUARTER: -16.9% (4th quarter of 2000)
* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                                     SINCE     SINCE
                                    CLASS I  CLASS II
                                   INCEPTION INCEPTION
                   1 YEAR  5 YEARS (4/25/95) (2/10/00)
                   ------- ------- --------- ---------
Class I shares     -17.38% 19.46%   21.70%      --
Class II shares      --      --       --      -22.19%
S&P 500**           -9.10% 18.33%   20.11%     -4.29%
Lipper Average***   -9.22% 17.39%   19.07%     -6.20%

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  * The Portfolio's returns are after deduction of expenses and do not include
    Contract charges.
 ** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. Companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/95 for Class I shares, and 1/31/00 for Class II shares). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/95 for Class I shares, and 1/31/00 for Class II shares).
    Source: Lipper, Inc.

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20/20 Focus Portfolio
--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

                                 [GRAPH]

Annual Returns* (Class I shares)

                             2000     -5.41%

BEST QUARTER: 18.80% (4th quarter of 1999)
WORST QUARTER: -5.09% (3rd quarter of 1999)
  * These annual returns do not include Contract charges. If Contract charges were included the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                                                         SINCE                     SINCE CLASS
                                                        CLASS I                        II
                                                       INCEPTION                    INCEPTION
                            ONE YEAR                   (5/3/99)                    (2/14/2000)
                            --------                   ---------                   -----------
Class I shares               -5.41%                      7.37%                         --
Class II shares                --                         --                         -1.53%
S&P 500**                    -9.10%                      0.53%                       -4.29%
Lipper Average***            -9.22%                      4.50%                       -5.67%

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  * The Portfolio's returns are after deduction of expenses and do not include
    Contract charges.
 ** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/99 for Class I shares, and 1/31/00 for Class II shares). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/99 for Class I shares, and 1/31/00 for Class II shares).
    Source: Lipper, Inc.

HOW THE PORTFOLIOS INVEST

Investment Objectives and Policies

We describe each Portfolio's investment objective and policies below. We describe certain investment instruments that appear in bold lettering below in the section entitled Other Investments and Strategies. Although we make every effort to achieve each Portfolio's objective, we can't guarantee success and it is possible that you could lose money. Unless otherwise stated, each Portfolio's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors can change investment policies that are not fundamental.

An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
Prudential Jennison Portfolio
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to achieve long-term growth of capital. This means we seek investments whose price will increase over several years. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------   In pursuing our objective, we
Investment Strategy                      normally invest 65% of the
We seek to invest in equity              Portfolio's total assets in common
securities of established companies      stocks and preferred stocks of
with above-average growth prospects.     companies with capitalization in
We select stocks on a company-by-        excess of $1 billion.
company basis using fundamental
analysis. In making our stock picks,
we look for companies that have had
growth in earnings and sales, high
returns on equity and assets or
other strong financial
characteristics. Often, the
companies we choose have superior
management, a unique market niche or
a strong new product.

                                         For the balance of the Portfolio, we
                                         may invest in common stocks,
                                         preferred stocks and other equity-
                                         related securities of companies that
                                         are undergoing changes in management,
                                         product and/or marketing dynamics
                                         which we believe have not yet been
                                         reflected in reported earnings or
                                         recognized by investors.
--------------------------------------

In addition, we may invest in debt securities and mortgage-related securities. These securities may be rated as low as Baa by Moody's or BBB by S&P (or if unrated, of comparable quality in our judgment).

The Portfolio may also invest in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. In addition, up to 30% of the Portfolio's assets may be invested in foreign equity and equity-related securities. For these purposes, we do not consider American Depositary Receipts
(ADRs) as foreign securities.

In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency futures contracts and options on those futures contracts; enter into forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

--------------------------------------------------------------------------------
20/20 Focus Portfolio
--------------------------------------------------------------------------------

The investment objective of this Portfolio is long-term growth of capital. This means we seek investments whose price will increase over several years. While we make every effort to achieve this objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
Value & Growth Approaches
Our strategy is to combine the efforts of two outstanding portfolio managers, each with a different investment style, and to invest in only the favorite stock picks of each manager. One manager will invest using a value approach, which means he will attempt to identify strong companies selling at a discount from their perceived true value. The other manager will use a growth approach, which means he seeks companies that exhibit higher-than-average earnings growth.
--------------------------------------------------------------------------------
To achieve this objective, the Portfolio will invest primarily in up to 40 equity securities of U.S. companies that are selected by the Portfolio's two portfolio managers as having strong capital appreciation potential. Each portfolio manager will manage his own portion of the Portfolio's assets, which will usually include a maximum of 20 securities. Because the Portfolio will be investing in 40 or fewer securities, an investment in this Portfolio may be riskier than an investment in a more widely diversified fund. We intend to be fully invested, under normal market conditions, but may accumulate cash and other short-term investments in such amounts and for such temporary periods of time as market conditions dictate.
Normally, the Portfolio will invest at least 80% of its total assets in common stocks and equity-related securities such as preferred stocks, convertible stocks, and equity interests in partnerships, joint ventures and other noncorporate entities. We may also invest in warrants and similar rights that can be exercised for equity securities, but will not invest more than 5% of the Portfolio's total assets in unattached warrants or rights. The Portfolio may invest up to 20% of its total assets in cash, obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities and derivatives. Up to 20% of the Portfolio's total assets may be invested in foreign securities. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities.

The Portfolio may also invest in Real Estate Investment Trusts (REITs).

Under normal circumstances we may invest up to 25% to the Portfolio's total assets in high quality money market instruments. In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on financial indexes that are traded on U.S or foreign securities exchanges or in the over-the-counter market; purchase and sell futures contracts on stock indexes and foreign currencies and options on those contracts; and purchase or sell securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. We may also use up to 25% of the Portfolio's net assets for short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

                                     * * *

The Statement of Additional Information -- which we refer to as the SAI --
 contains additional information about the Portfolios. To obtain a copy, see the back cover page of this prospectus.

                                     * * *

OTHER INVESTMENTS AND STRATEGIES

As indicated in the description of the Portfolios above, we may use certain of the following investment strategies to increase a Portfolio's return or protect its assets if market conditions warrant.

ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.

Convertible Debt and Convertible Preferred Stock -- A convertible security is a security -- for example, a bond or preferred stock -- that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the company's common stock but lower than the rate on the company's debt obligations. At the same time, they offer -- through their conversion mechanism -- the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

Derivatives -- A derivative is an investment instrument that derives its price, performance, value, or cash flow from one or more underlying securities or other interests. Derivatives involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment -- a security, market index, currency, interest rate or some other benchmark -- will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with a Portfolio's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy, or use any particular instrument. Any derivatives we use may not fully offset a Portfolio's underlying positions and this could result in losses to the Portfolio that would not otherwise have occurred.

Dollar Rolls -- Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar -- but not necessarily the same -- security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead, it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

Forward Foreign Currency Exchange Contracts -- A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

Futures Contracts -- A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the borrower would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

Interest Rate Swaps -- In an interest rate swap, the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into that type of a swap if we think interest rates are going down.

Joint Repurchase Account -- In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

Loan Participations -- In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

Mortgage-related Securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. We may invest in mortgage-related securities issued and guaranteed by the U.S. government or its agencies like the Federal National Mortgage Association (Fannie Maes) and the Government National Mortgage Association (Ginnie Maes) and debt securities issued (but not guaranteed) by the Federal Home Loan Mortgage Company (Freddie Macs). Private mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

Mortgage-related securities include collateralized mortgage obligations, multi-class pass through securities and stripped mortgage-backed securities. A collateralized mortgage-backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by entities such as banks, U.S. governmental entities or broker-dealers. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.

Options -- A call option on stock is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option. A put option on stock is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium. Options on debt securities are similar to stock options except that the option holder has the right to acquire or sell a debt security rather than an equity security. Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier". Unlike stock options, stock index options are always settled in cash, and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

Real Estate Investment Trusts (REITs) -- A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

Repurchase Agreements -- In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio.

Reverse Repurchase Agreements -- In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.

Short Sales -- In a short sale, we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results.

Short Sales Against-the-Box -- A short sale against-the-box means the Portfolio owns securities identical to those sold short.

When-Issued and Delayed Delivery Securities -- With when-issued or delayed delivery securities, the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater than such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

                                     * * *

Each Portfolio also follows certain policies when it borrows money (a Portfolio may borrow up to 5% of the value of its total assets); lends its securities; and holds illiquid securities (a Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce a Portfolio's holdings in illiquid securities to no more than 15% of its net assets, as required by applicable law. A Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

HOW THE FUND IS MANAGED

--------------------------------------------------------------------------------
Board Of Directors

--------------------------------------------------------------------------------

The Board of Directors oversees the actions of the Investment Adviser, the sub-advisers and the Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

--------------------------------------------------------------------------------
Investment Adviser
--------------------------------------------------------------------------------

Prudential Investments Fund Management LLC ("PIFM"), a wholly-owned subsidiary of Prudential, serves as the overall investment adviser for the Fund. PIFM is located at Gateway Center Three, 100 Mulberry Street, Newark, N.J. 07102-4077. PIFM and its predecessors have served as manager and administrator to investment companies since 1987. As of January 31, 2001, PIFM served as the manager to 43 mutual funds, and as manager or administrator to 20 closed-end investment companies, with aggregated assets of approximately $109 billion.

The Fund uses a "manager-of-managers" structure. Under this structure, PIFM is authorized to select (with approval of the Fund's independent directors) one or more sub-advisers to handle the actual day-to-day investment management of each Portfolio. PIFM monitors each sub-adviser's performance through quantitative and qualitative analysis, and periodically reports to the Fund's board of directors as to whether each sub-adviser's agreement should be renewed, terminated or modified. PIFM also is responsible for allocating assets among the sub-advisers if a Portfolio has more than one sub-adviser. In those circumstances, the allocation for each sub-adviser can range from 0% to 100% of a Portfolio's assets, and PIFM can change the allocations without board or shareholder approval. The Fund will notify shareholders of any new sub-adviser or any material changes to any existing sub-advisory agreement.

The following chart lists the total annualized investment advisory fees to be paid in 2001 with respect to each of the Fund's Portfolios.

                     Total advisory fees as %
Portfolio             of average net assets
---------            ------------------------
Prudential Jennison            0.60
20/20 Focus                    0.75

--------------------------------------------------------------------------------
Investment Sub-Advisers
--------------------------------------------------------------------------------

Each Portfolio has one or more sub-advisers providing the day-to-day investment management. PIFM pays each sub-adviser out of the fee that PIFM receives from the Fund.

Jennison Associates LLC serves as the sub-adviser for the Prudential Jennison Portfolio and the 20/20 Focus Portfolio. Jennison's address is 466 Lexington Avenue, New York, NY 10017. As of December 31, 2000, Jennison had over $80.9 billion in assets under management for institutional and mutual fund clients.

--------------------------------------------------------------------------------
Portfolio Managers
--------------------------------------------------------------------------------

Prudential Jennison Portfolio

This Portfolio has been managed since 1999 by Spiros "Sig" Segalas, Michael A. Del Balso, and Kathleen A. McCarragher of Jennison Associates LLC. Mr. Segalas is a founding member and President and Chief Investment Officer of Jennison. He has been in the investment business for over 35 years. Mr. Del Balso, a Director and Executive Vice President of Jennison, has been part of the Jennison team since 1972 when he joined the firm from White, Weld & Company. Mr. Del Balso is a member of the New York Society of Security Analysts. Ms. McCarragher, Director and Executive Vice President of Jennison, is also Jennison's Growth Equity Investment Strategist, having joined Jennison in 1999 after a 20 year investment career, including positions with Weiss, Peck & Greer and State Street Management and Research Company, where she was a member of the Investment Committee.

20/20 Focus Portfolio

Spiros Segalas, Director, Principal and Chief Investment Officer of Jennison, manages the growth portion of the Portfolio. For more information about Mr. Segalas, see "Prudential Jennison Portfolio" above. Bradley Goldberg manages the value portion of the Portfolio. Mr. Goldberg, an Executive Vice President of Jennison, joined Jennison in 1974, where he also serves as chairman of the Asset Allocation Committee. He earned a B.S. from the University of Illinois and an M.B.A. from New York University.

HOW TO BUY AND SELL SHARES OF THE FUND

The Fund offers two classes of shares in each Portfolio--Class I and Class II. Each Class participates in the same investments within a given Portfolio, but the Classes differ as far as their charges. Class I shares are sold only to separate accounts of Prudential as investment options under certain Contracts. Class II is offered only to separate accounts of non-Prudential insurance companies as investment options under certain of their Contracts. Please refer to the accompanying Contract prospectus to see which Portfolios are available through your Contract.

The Fund sells its shares to separate accounts issuing variable annuity contracts and variable life insurance policies. To the extent dictated by its agreement with a separate account, the Fund will cooperate with the separate account in monitoring for transactions that are indicative of market timing. In addition, to the extent permitted by applicable laws and agreements, the Fund may cease selling its shares to a separate account to prevent market timing transactions.

The way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this prospectus, you should have received a prospectus for such a Contract. You should refer to that prospectus for further information on investing in the Portfolios.

Both Class I and Class II shares of a Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class II shares, however, are subject to an annual distribution or "12b-1" fee of 0.25% and an administration fee of 0.15% of the average daily net assets of Class II. Class I shares do not have a distribution or administration fee.

Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.

Net Asset Value

Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is received in good order. The NAV of each share class of each Portfolio is determined on each day the New York Stock Exchange is open for trading as of the close of the exchange's regular trading session (which is generally 4:00 p.m. New York time).

The NAV for each of the Portfolios is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding.

To determine a Portfolio's NAV, its holdings are valued as follows:

Equity Securities are generally valued at the last sale price on an exchange or NASDAQ, or if there is not a sale on that day, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

Short-term Debt Securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of Prudential or a sub-adviser, does not represent fair value.

For each Portfolio, short-term debt securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of more than 60 days, for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).

Convertible debt securities that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by PIFM or a sub-adviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).

Other debt securities -- those that are not valued on an amortized cost basis -- are valued using an independent pricing service.

Options on stock and stock indexes that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options on futures contracts are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

Forward currency exchange contracts are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

Over-the-counter (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A sub-adviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

Securities for which no market quotations are available will be valued at fair value by PIFM under the direction of the Fund's Board of Directors.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS' principal business address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-3777. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 covering Class II shares. Under that plan, Class II of each Portfolio pays to PIMS a distribution or "12b-1" fee at the annual rate of 0.25% of the average daily net assets of Class II. This fee pays for distribution services for Class II shares. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment in Class II shares and may cost you more than paying other types of sales charges. These 12b-1 fees do not apply to Class I.

OTHER INFORMATION

Federal Income Taxes

If you own or are considering purchasing a variable contract, you should consult the prospectus for the variable contract for tax information about that variable contract. You should also consult with a qualified tax adviser for information and advice.

The SAI provides information about certain tax laws applicable to the Fund.

European Monetary Union

On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Fund will treat the euro as a separate currency from that of any participating state. The conversion may adversely affect the Fund if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Fund's service providers, or by entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.

Monitoring For Possible Conflicts

The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.

Financial Highlights

The financial highlights which follow will help you evaluate the financial performance of each Portfolio available under your Contract. The total return in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect any charges under any variable contract. The information is for Class I for the periods indicated, unless otherwise indicated.

The information has been audited by PricewaterhouseCoopers LLP, whose unqualified report, along with the financial statements, appears in the annual report, which is available upon request.

Financial Highlights

                                          Prudential Jennison Portfolio
                          --------------------------------------------------------------------
                                          Class I                               Class II
                          ----------------------------------------------  --------------------
                                         Year Ended
                                        December 31,                      February 10, 2000(a)
                          ----------------------------------------------        through
                            2000        1999      1998     1997    1996    December 31, 2000
                          --------    --------  --------  ------  ------  --------------------
Per Share Operating
 Performance:
Net Asset Value,
 beginning of period....  $  32.39    $  23.91   $ 17.73  $14.32  $12.55         $34.25
                          --------    --------  --------  ------  ------         ------
Income From Investment
 Operations:
Net investment income
 (loss).................      0.01        0.05      0.04    0.04    0.02          (0.03)
Net realized and
 unrealized gains
 (losses) on
 investments............     (5.61)       9.88      6.56    4.48    1.78          (7.54)
                          --------    --------  --------  ------  ------         ------
 Total from investment
  operations............     (5.60)       9.93      6.60    4.52    1.80          (7.57)
                          --------    --------  --------  ------  ------         ------
Less Distributions:
Dividends from net
 investment income......        --(d)    (0.05)    (0.04)  (0.04)  (0.03)            --(d)
Dividends in excess of
 net investment income..        --(d)      --        --      --      --              --(d)
Distributions from net
 realized gains.........     (3.82)      (1.40)    (0.38)  (1.07)    --           (3.80)
                          --------    --------  --------  ------  ------         ------
 Total distributions....     (3.82)      (1.45)    (0.42)  (1.11)  (0.03)         (3.80)
                          --------    --------  --------  ------  ------         ------
Net Asset Value, end of
 period.................  $  22.97    $  32.39  $  23.91  $17.73  $14.32         $22.88
                          ========    ========  ========  ======  ======         ======
Total Investment
 Return(b)..............    (17.38)%     41.76%    37.46%  31.71%  14.41%        (22.19)%
Ratios/Supplemental
 Data:
Net assets, end of
 period (in millions)...  $2,892.7    $2,770.7  $1,198.7  $495.9  $226.5         $ 13.3
Ratios to average net
 assets:
 Expenses...............      0.64%       0.63%     0.63%   0.64%   0.66%          1.04%(c)
 Net investment income..      0.02%       0.17%     0.20%   0.25%   0.20%         (0.39)%(c)
Portfolio turnover
 rate...................        89%         58%       54%     60%     46%            89%

(a) Commencement of offering of Class II shares.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investments returns for less than a full year are not annualized.
(c) Annualized.
(d) Less than $0.01 per share.

                                            20/20 Focus Portfolio
                               ------------------------------------------------
                                         Class I                 Class II
                               --------------------------- --------------------
                                            May 3, 1999(a)
                                Year Ended     through     February 15, 2000(b)
                               December 31,  December 31,  through December 31,
                                   2000          1999              2000
                               ------------ -------------- --------------------
Per Share Operating
 Performance:
Net Asset Value, beginning of
 period......................     $11.88        $10.00            $11.36
                                  ------        ------            ------
Income From Investment
 Operations:
Net investment income........       0.05          0.02              0.01
Net realized and unrealized
 gains (losses) on
 investments.................      (0.71)         1.88             (0.19)
                                  ------        ------            ------
 Total from investment
  operations.................      (0.66)         1.90             (0.18)
                                  ------        ------            ------
Less Distributions:
Dividends from net investment
 income......................      (0.05)        (0.02)            (0.01)
Distributions from net
 realized gains..............      (0.18)           --(e)          (0.18)
                                  ------        ------            ------
  Total distributions........      (0.23)        (0.02)            (0.19)
                                  ------        ------            ------
Net Asset Value, end of
 period .....................     $10.99        $11.88            $10.99
                                  ======        ======            ======
Total Investment Return(c)...      (5.41)%       18.95%            (1.53)%
Ratios/Supplemental Data:
Net assets, end of period (in
 millions)...................     $ 95.8        $ 6.50            $  0.7
Ratios to average net assets:
 Expenses....................       0.88%         1.09%(d)          1.28%(d)
 Net investment income.......       0.45%         0.33%(d)          0.10%(d)
Portfolio turnover rate......        163%           64%(f)           163%

(a) Commencement of offering of Class I shares.
(b) Commencement of offering of Class II shares.
(c) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investments returns for less than a full year are not annualized.
(d) Annualized.
(e) Less than $0.005 per share.
(f) Not annualized.

For more information

Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

Statement of Additional Information (SAI)

(incorporated by reference into this prospectus)

Annual Report

(including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

Semi-Annual Report

To obtain these documents or to ask any questions about the Fund:

  Call toll-free (800) 778-2255

  Write to The Prudential Series Fund, Inc., 751 Broad Street, Newark, NJ 07102-3777

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

By Electronic Request:

publicinfo@sec.gov

(The SEC charges a fee to copy documents.)

In Person:

Public Reference Room
in Washington, DC
(For hours of operation, call 1-202-942-8090)

Via the Internet:

on the EDGAR Database at
http://www.sec.gov

SEC File No. 811-03623

                        The Prudential Series Fund, Inc.
--------------------------------------------------------------------------------

                                   Prospectus

                                  May 1, 2001



                                Equity Portfolio

                         [LOGO OF PRUDENTIAL FINANCIAL]

--------------------------------------------------------------------------------

                  As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

                  A particular Portfolio may not be
                  available under the variable life
                  insurance or variable annuity contract
                  which you have chosen. The prospectus of the specific contract which you have chosen will indicate which Portfolios are available and should be read in conjunction with this prospectus.

--------------------------------------------------------------------------------

Table of Contents

  1  RISK/RETURN SUMMARY
  1  Investment Objectives and Principal Strategies
  1  Principal Risks
  4  Evaluating Performance
  5  HOW THE PORTFOLIO INVESTS
  5  Investment Objectives and Policies
  5  Equity Portfolio
  6  OTHER INVESTMENTS AND STRATEGIES
  6  ADRs
  6  Convertible Debt and Convertible Preferred Stock
  6  Derivatives
  6  Dollar Rolls
  6  Forward Foreign Currency Exchange Contracts
  6  Futures Contracts
  7  Interest Rate Swaps
  7  Joint Repurchase Account
  7  Loan Participations
  7  Mortgage-related Securities
  7  Options
  8  Real Estate Investment Trusts
  8  Repurchase Agreements
  8  Reverse Repurchase Agreements
  8  Short Sales
  8  Short Sales Against-the-Box
  8  When-Issued and Delayed Delivery Securities
  8  HOW THE FUND IS MANAGED
  8  Board of Directors
  9  Investment Adviser
  9  Investment Sub-Advisers
  9  Portfolio Managers
 10  HOW TO BUY AND SELL SHARES OF THE FUND
 10  Net Asset Value
 12  Distributor
 12  OTHER INFORMATION
 12  Federal Income Taxes
 12  European Monetary Union
 12  Monitoring for Possible Conflicts
 F-1 FINANCIAL HIGHLIGHTS

(For more information--see back cover)

RISK/RETURN SUMMARY

This prospectus provides information about The Prudential Series Fund, Inc. (the Fund), which consists of thirty six separate portfolios (each, a Portfolio).

The Fund offers two classes of shares in each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America (Prudential) as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts. Not every portfolio is available under every contract. The prospectus for each Contract lists the Portfolios currently available through that Contract.

This section highlights key information about the Portfolio available under your Contract. Additional information follows this summary and is also provided in the Fund's Statement of Additional Information (SAI).

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The following summarizes the investment objectives, principal strategies and principal risks for the Portfolio. We describe the terms listed as principal risks below. While we make every effort to achieve the investment objective for the Portfolio, we can't guarantee success and it is possible that you could lose money.

Equity Portfolio

The Portfolio's investment objective is capital appreciation. To achieve our objective, we invest primarily in common stocks of major established corporations as well as smaller companies that we believe offer attractive prospects of appreciation. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  foreign investment risk
  .  market risk
  .  management risk

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in a Portfolio could lose value, and you could lose money. The following summarizes the principal risks of investing in the Portfolio.

  Company risk. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Portfolio to sell securities at a desirable price. Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  Derivatives risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. A Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. A Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Portfolio investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances.

  Foreign investment risk. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Foreign investment risk is comprised of the specific risks described below.

    Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. In addition, certain hedging activities may cause the Portfolio to lose money and could reduce the amount of income available for distribution.

    Emerging market risk. To the extent that a Portfolio invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have sometimes hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

    European Economic and Monetary Union. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999, adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

    As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increase volatility for all financial markets.

    Foreign market risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

    Information risk. Financial reporting standards for companies based in foreign markets usually differ from those in the United States. Since the "numbers" themselves sometimes mean different things, the sub-advisers devote much of their research effort to understanding and assessing the impact of these differences upon a company's financial conditions and prospects.

    Liquidity risk. Stocks that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches an estimate of its value.

    Political developments. Political developments may adversely affect the value of a Portfolio's foreign securities.

    Political risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and have imposed high taxes on corporate profits.

    Regulatory risk. Some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

  Management risk. Actively managed investment portfolios are subject to management risk. Each sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

  Market risk. Common stocks are subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of large companies are more stable than the stock prices of smaller companies, but this is not always the case. Smaller companies often offer a smaller range of products and services than large companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

                                     * * *

  For more information about the risks associated with the Portfolios, see "How the Portfolios Invest--Investment Risks."

                                     * * *

EVALUATING PERFORMANCE

--------------------------------------------------------------------------------
Equity Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                                    [GRAPH]

                               1991      26.01%
                               1992      14.17%
                               1993      21.87%
                               1994       2.78%
                               1995      31.29%
                               1996      18.52%
                               1997      24.66%
                               1998       9.34%
                               1999      12.49%
                               2000       3.28%

BEST QUARTER: 19.1% (1st quarter of 1991)
WORST QUARTER: -14.8% (3rd quarter of 1998)


* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)

--------------------------------------------------------------------------------

                                             SINCE     SINCE
                                            CLASS I  CLASS II
                                           INCEPTION INCEPTION
                   1 YEAR 5 YEARS 10 YEARS (5/13/83) (5/4/99)
                   ------ ------- -------- --------- ---------
Class I shares      3.28% 13.42%   16.08%   14.28%      --
Class II shares     2.83%   --       --       --       1.28%
S&P 500**          -9.10% 18.33%   17.44%   15.82%     0.53%
Lipper Average***  -9.22% 17.39%   17.52%   14.58%     4.50%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83 for Class I shares and 5/31/99 for Class II shares). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83 for Class I shares and 5/31/99 for Class II shares).
    Source: Lipper, Inc.

HOW THE PORTFOLIO INVESTS

Investment Objectives and Policies

We describe the Portfolio's investment objective and policies below. We describe certain investment instruments that appear in bold lettering below in the section entitled Other Investments and Strategies. Although we make every effort to achieve the Portfolio's objective, we can't guarantee success and it is possible that you could lose money. Unless otherwise stated, the Portfolio's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors can change investment policies that are not fundamental.

An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
Equity Portfolio

--------------------------------------------------------------------------------

The investment objective of this Portfolio is capital appreciation. This means we seek investments that we believe will provide investment returns above broadly based market indexes. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------   To achieve our investment objective,
Blend Approach                           we invest primarily in common stocks
In deciding which stocks to buy, our     of major established corporations as
portfolio managers use a blend of        well as smaller companies.
investment styles. That is, we
invest in stocks that may be
undervalued given the company's
earnings, assets, cash flow and
dividends and also invest in
companies experiencing some or all
of the following: a price/earnings
ratio lower than earnings per share
growth, strong market position,
improving profitability and
distinctive attributes such as
unique marketing ability, strong
research and development, new
product flow, and financial
strength.

                                         35% of the Portfolio's assets may be
                                         invested in short, intermediate or
                                         long-term debt obligations, including
                                         convertible and nonconvertible
                                         preferred stock and other equity-
                                         related securities. Up to 5% of these
                                         holdings may be rated below
                                         investment grade. These securities
                                         are considered speculative and are
                                         sometimes referred to as "junk
                                         bonds."

--------------------------------------

Up to 30% of the Portfolio's total assets may be invested in foreign securities, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities.

Under normal circumstances, the Portfolio may invest a portion of its assets in money market instruments. In addition, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments in response to adverse market conditions or when we are restructuring the portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency futures contracts and options on these futures contracts; enter into forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

                                     * * *

                                     * * *

The Statement of Additional Information -- which we refer to as the SAI --
 contains additional information about the Portfolio. To obtain a copy, see the back cover page of this prospectus.

                                     * * *

OTHER INVESTMENTS AND STRATEGIES

As indicated in the description of the Portfolios above, we may use certain of the following investment strategies to increase a Portfolio's return or protect its assets if market conditions warrant.

ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.

Convertible Debt and Convertible Preferred Stock -- A convertible security is a security -- for example, a bond or preferred stock -- that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the company's common stock but lower than the rate on the company's debt obligations. At the same time, they offer -- through their conversion mechanism -- the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

Derivatives -- A derivative is an investment instrument that derives its price, performance, value, or cash flow from one or more underlying securities or other interests. Derivatives involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment -- a security, market index, currency, interest rate or some other benchmark -- will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with a Portfolio's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy, or use any particular instrument. Any derivatives we use may not fully offset a Portfolio's underlying positions and this could result in losses to the Portfolio that would not otherwise have occurred.

Dollar Rolls -- Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar -- but not necessarily the same -- security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead, it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

Forward Foreign Currency Exchange Contracts -- A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

Futures Contracts -- A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the borrower would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

Interest Rate Swaps -- In an interest rate swap, the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into that type of a swap if we think interest rates are going down.

Joint Repurchase Account -- In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

Loan Participations -- In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

Mortgage-related Securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. We may invest in mortgage-related securities issued and guaranteed by the U.S. government or its agencies like the Federal National Mortgage Association (Fannie Maes) and the Government National Mortgage Association (Ginnie Maes) and debt securities issued (but not guaranteed) by the Federal Home Loan Mortgage Company (Freddie Macs). Private mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

Mortgage-related securities include collateralized mortgage obligations, multi-class pass through securities and stripped mortgage-backed securities. A collateralized mortgage-backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by entities such as banks, U.S. governmental entities or broker-dealers. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.

Options -- A call option on stock is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option. A put option on stock is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium. Options on debt securities are similar to stock options except that the option holder has the right to acquire or sell a debt security rather than an equity security. Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier". Unlike stock options, stock index options are always settled in cash, and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

Real Estate Investment Trusts (REITs) -- A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

Repurchase Agreements -- In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio.

Reverse Repurchase Agreements -- In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.

Short Sales -- In a short sale, we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results.

Short Sales Against-the-Box -- A short sale against-the-box means the Portfolio owns securities identical to those sold short.

When-Issued and Delayed Delivery Securities -- With when-issued or delayed delivery securities, the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater than such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

                                     * * *

The Portfolio also follows certain policies when it borrows money (a Portfolio may borrow up to 5% of the value of its total assets); lends its securities; and holds illiquid securities (a Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce a Portfolio's holdings in illiquid securities to no more than 15% of its net assets, as required by applicable law. A Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

HOW THE FUND IS MANAGED

--------------------------------------------------------------------------------
Board Of Directors

--------------------------------------------------------------------------------

The Board of Directors oversees the actions of the Investment Adviser, the sub-advisers and the Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

--------------------------------------------------------------------------------
Investment Adviser
--------------------------------------------------------------------------------

Prudential Investments Fund Management LLC ("PIFM"), a wholly-owned subsidiary of Prudential, serves as the overall investment adviser for the Fund. PIFM is located at Gateway Center Three, 100 Mulberry Street, Newark, N.J. 07102-4077. PIFM and its predecessors have served as manager and administrator to investment companies since 1987. As of January 31, 2001, PIFM served as the manager to 43 mutual funds, and as manager or administrator to 20 closed-end investment companies, with aggregated assets of approximately $109 billion.

The Fund uses a "manager-of-managers" structure. Under this structure, PIFM is authorized to select (with approval of the Fund's independent directors) one or more sub-advisers to handle the actual day-to-day investment management of the Portfolio. PIFM monitors each sub-adviser's performance through quantitative and qualitative analysis, and periodically reports to the Fund's board of directors as to whether each sub-adviser's agreement should be renewed, terminated or modified. PIFM also is responsible for allocating assets among the sub-advisers if a Portfolio has more than one sub-adviser. In those circumstances, the allocation for each sub-adviser can range from 0% to 100% of a Portfolio's assets, and PIFM can change the allocations without board or shareholder approval. The Fund will notify shareholders of any new sub-adviser or any material changes to any existing sub-advisory agreement.

The following chart lists the total annualized investment advisory fees to be paid in 2001 with respect to the Fund's Portfolio.

           Total advisory fees as %
Portfolio   of average net assets
---------  ------------------------
Equity               0.45

--------------------------------------------------------------------------------
Investment Sub-Advisers
--------------------------------------------------------------------------------

The Portfolio has sub-advisers providing the day-to-day investment management. PIFM pays each sub-adviser out of the fee that PIFM receives from the Fund.

Jennison Associates LLC serves as a sub-adviser for a portion of the assets of the Equity Portfolio. Jennison's address is 466 Lexington Avenue, New York, NY 10017. As of December 31, 2000, Jennison had over $80.9 billion in assets under management for institutional and mutual fund clients.

GE Asset Management, Incorporated (GEAM) has served as an Investment Adviser to approximately 25% of the Equity Portfolio since February 16, 2001. GEAM's ultimate parent is General Electric Company. Its address is 3003 Summer Street, Stamford, Connecticut 06904. As of September 30, 2000, GEAM had in excess of $95 billion under management.

Salomon Brothers Asset Management Inc. (Salomon) serves as sub-adviser for a portion of the assets of the Equity Portfolio. It is expected that under normal circumstances Salomon will manage approximately 25% of the Portfolio. Salomon is part of the global asset management arm of Citigroup Inc., which was formed in 1998 as a result of the merger of Travelers Group and Citicorp Inc. As of September 30, 2000, Salomon managed more than $30 billion in total assets. Salomon's address is 7 World Trade Center, 37th Floor, New York, New York 10048.

--------------------------------------------------------------------------------
Portfolio Managers
--------------------------------------------------------------------------------

Equity Portfolio

Jeffrey Siegel, Bradley Goldberg and David Kiefer are co-managers of the portion of the Portfolio assigned to Jennison. Mr. Siegel has been an Executive Vice President of Jennison since June 1999. Previously he was at TIAA-CREF from 1988-1999, where he held positions as a portfolio manager and analyst. Prior to joining TIAA-CREF, Mr. Siegel was an analyst for Equitable Capital Management and held positions at Chase Manhattan Bank and First Fidelity Bank. Mr. Siegel earned a B.A. from Rutgers University. Mr. Goldberg, an Executive Vice President of Jennision, joined Jennison in 1974 where he also serves as Chairman of the Asset Allocation Committee. Prior to joining Jennison, he served as Vice President and Group Head in the Investment Research Division of Bankers Trust Company. He earned a B.S. from the University of Illinois and an M.B.A. from New York University. Mr. Goldberg holds a Chartered Financial Analyst (C.F.A.) designation. Mr. Kiefer has been a Senior Vice President of Jennison since August 2000. Previously, he was a Managing Director of Prudential Global Asset Management and has been with Prudential since 1986. Mr. Kiefer earned a B.S. from Princeton University and an M.B.A. from Harvard Business School. He holds a Chartered Financial Analyst (C.F.A.) designation.

Richard Sanderson, Senior Vice President and Director of Research for GEAM, will manage the portion of the Equity Portfolio assigned to GEAM. Mr. Sanderson, a Chartered Financial Analyst, has 29 years of asset management experience and has been employed with GEAM for over 5 years, and holds B.A. and M.B.A. degrees from the University of Michigan.

Michael Kagan, a Director of Salomon, will manage the portion of the Equity Portfolio assigned to Salomon. Mr. Kagan has over 15 years of asset management experience, including experience as an analyst covering the consumer products, aerospace, chemicals, and housing industries. Mr. Kagan received his B.A. from Harvard College and attended the MIT Sloan School of Management.

HOW TO BUY AND SELL SHARES OF THE FUND

The Fund offers two classes of shares in the Portfolio--Class I and Class II. Each Class participates in the same investments within the Portfolio, but the Classes differ as far as their charges. Class I shares are sold only to separate accounts of Prudential as investment options under certain Contracts. Class II is offered only to separate accounts of non-Prudential insurance companies as investment options under certain of their Contracts.

The Fund sells its shares to separate accounts issuing variable annuity contracts and variable life insurance policies. To the extent dictated by its agreement with a separate account, the Fund will cooperate with the separate account in monitoring for transactions that are indicative of market timing. In addition, to the extent permitted by applicable laws and agreements, the Fund may cease selling its shares to a separate account to prevent market timing transactions.

The way to invest in the Portfolio is through certain variable life insurance and variable annuity contracts. Together with this prospectus, you should have received a prospectus for such a Contract. You should refer to that prospectus for further information on investing in the Portfolio.

Both Class I and Class II shares of a Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class II shares, however, are subject to an annual distribution or "12b-1" fee of 0.25% and an administration fee of 0.15% of the average daily net assets of Class II. Class I shares do not have a distribution or administration fee.

Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.

Net Asset Value

Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is received in good order. The NAV of each share class of the Portfolio is determined on each day the New York Stock Exchange is open for trading as of the close of the exchange's regular trading session (which is generally 4:00 p.m. New York time).

The NAV for the Portfolio is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding.

To determine a Portfolio's NAV, its holdings are valued as follows:

Equity Securities are generally valued at the last sale price on an exchange or NASDAQ, or if there is not a sale on that day, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

Short-term Debt Securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of Prudential or a sub-adviser, does not represent fair value.

For the Portfolio, short-term debt securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of more than 60 days, for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).

Convertible debt securities that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by PIFM or a sub-adviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).

Other debt securities -- those that are not valued on an amortized cost basis -- are valued using an independent pricing service.

Options on stock and stock indexes that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options on futures contracts are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

Forward currency exchange contracts are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

Over-the-counter (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A sub-adviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

Securities for which no market quotations are available will be valued at fair value by PIFM under the direction of the Fund's Board of Directors.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS' principal business address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-3777. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 covering Class II shares. Under that plan, Class II of each Portfolio pays to PIMS a distribution or "12b-1" fee at the annual rate of 0.25% of the average daily net assets of Class II. This fee pays for distribution services for Class II shares. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment in Class II shares and may cost you more than paying other types of sales charges. These 12b-1 fees do not apply to Class I.

OTHER INFORMATION

Federal Income Taxes

If you own or are considering purchasing a variable contract, you should consult the prospectus for the variable contract for tax information about that variable contract. You should also consult with a qualified tax adviser for information and advice.

The SAI provides information about certain tax laws applicable to the Fund.

European Monetary Union

On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Fund will treat the euro as a separate currency from that of any participating state. The conversion may adversely affect the Fund if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Fund's service providers, or by entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.

Monitoring For Possible Conflicts

The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.

Financial Highlights

The financial highlights which follow will help you evaluate the financial performance of each Portfolio available under your Contract. The total return in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect any charges under any variable contract. The information is for Class I for the periods indicated, unless otherwise indicated.

The information has been audited by PricewaterhouseCoopers LLP, whose unqualified report, along with the financial statements, appears in the annual report, which is available upon request.

Financial Highlights

                                                      Equity Portfolio
                          -----------------------------------------------------------------------------
                                            Class I                                  Class II
                          ------------------------------------------------  ---------------------------
                                           Year Ended                                    May 3, 1999(c)
                                          December 31,                       Year Ended     through
                          ------------------------------------------------  December 31,  December 31,
                            2000      1999      1998      1997      1996        2000          1999
                          --------  --------  --------  --------  --------  ------------ --------------
Per Share Operating
 Performance:
Net Asset Value,
 beginning of period....  $  28.90  $  29.64  $  31.07  $  26.96  $  25.64     $28.92        $32.79
                          --------  --------  --------  --------  --------     ------        ------
Income from Investment
 Operations:
Net investment income...      0.51      0.54      0.60      0.69      0.71       0.39          0.28
Net realized and
 unrealized gains
 (losses) on
 investments............      0.26      3.02      2.21      5.88      3.88       0.26         (0.60)
                          --------  --------  --------  --------  --------     ------        ------
 Total from investment
  operations............      0.77      3.56      2.81      6.57      4.59       0.65         (0.32)
                          --------  --------  --------  --------  --------     ------        ------
Less Distributions:
Dividends from net
 investment income......     (0.51)    (0.53)    (0.60)    (0.70)    (0.67)     (0.40)        (0.34)
Distributions in excess
 of net investment
 income.................     (0.02)       --        --        --        --      (0.02)          --
Distributions from net
 realized gains ........     (4.64)    (3.77)    (3.64)    (1.76)    (2.60)     (4.64)        (3.21)
                          --------  --------  --------  --------  --------     ------        ------
 Total distributions....     (5.17)    (4.30)    (4.24)    (2.46)    (3.27)     (5.06)        (3.55)
                          --------  --------  --------  --------  --------     ------        ------
Net Asset Value, end of
 period.................  $  24.50  $  28.90  $  29.64  $  31.07  $  26.96     $24.51        $28.92
                          ========  ========  ========  ========  ========     ======        ======
Total Investment
 Return(a)..............      3.28%    12.49%     9.34%    24.66%    18.52%      2.83%        (0.68)%
Ratios/Supplemental
 Data:
Net assets, end of
 period (in millions)...  $5,652.7  $6,235.0  $6,247.0  $6,024.0  $4,814.0     $  1.8        $  0.3
Ratios to average net
 assets:
 Expenses...............      0.49%     0.47%     0.47%     0.46%     0.50%      0.91%         0.87%(b)
 Net investment income..      1.75%     1.72%     1.81%     2.27%     2.54%      1.26%         1.33%(b)
Portfolio turnover
 rate...................        78%        9%       25%       13%       20%        78%            9%

(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class II shares.

For more information

Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

Statement of Additional Information (SAI)

(incorporated by reference into this prospectus)

Annual Report

(including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

Semi-Annual Report

To obtain these documents or to ask any questions about the Fund:

  Call toll-free (800) 778-2255

  Write to The Prudential Series Fund, Inc., 751 Broad Street, Newark, NJ 07102-3777

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

By Electronic Request:

publicinfo@sec.gov

(The SEC charges a fee to copy documents.)

In Person:

Public Reference Room
in Washington, DC
(For hours of operation, call 1-202-942-8090)

Via the Internet:

on the EDGAR Database at
http://www.sec.gov

SEC File No. 811-03623

--------------------------------------------------------------------------------

Table of Contents

  1  RISK/RETURN SUMMARY
  1  Investment Objectives and Principal Strategies
  2  Principal Risks
     Evaluating Performance
  9  HOW THE PORTFOLIOS INVEST
  9  Investment Objectives and Policies
  9  Prudential Jennison Portfolio
 10  20/20 Focus Portfolio
 11  Value Portfolio
 12  SP Jennison International Growth Portfolio
 13  OTHER INVESTMENTS AND STRATEGIES
 13  ADRs
 13  Convertible Debt and Convertible Preferred Stock
 13  Derivatives
 14  Dollar Rolls
 14  Forward Foreign Currency Exchange Contracts
 14  Futures Contracts
 14  Interest Rate Swaps
 14  Joint Repurchase Account
 14  Loan Participations
 14  Mortgage-related Securities
 15  Options
 15  Real Estate Investment Trusts
 15  Repurchase Agreements
 15  Reverse Repurchase Agreements
 15  Short Sales
 15  Short Sales Against-the-Box
 15  When-Issued and Delayed Delivery Securities
 16  HOW THE FUND IS MANAGED
 16  Board of Directors
 16  Investment Adviser
 17  Investment Sub-Advisers
 17  Portfolio Managers
 19  HOW TO BUY AND SELL SHARES OF THE FUND
 19  Net Asset Value
 20  Distributor
 20  OTHER INFORMATION
 20  Federal Income Taxes
 20  European Monetary Union
 21  Monitoring for Possible Conflicts
 F-1 FINANCIAL HIGHLIGHTS

(For more information--see back cover)

                        The Prudential Series Fund, Inc.
--------------------------------------------------------------------------------

                                   Prospectus

                                  May 1, 2001


                         Prudential Jennison Portfolio

                             20/20 Focus Portfolio

                                Value Portfolio

                   SP Jennison International Growth Portfolio



                  [LOGO OF PRUDENTIAL FINANCIAL APPEARS HERE]

--------------------------------------------------------------------------------

                  As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

                  A particular Portfolio may not be
                  available under the variable life
                  insurance or variable annuity contract
                  which you have chosen. The prospectus of the specific contract which you have chosen will indicate which Portfolios are available and should be read in conjunction with this prospectus.

RISK/RETURN SUMMARY

This prospectus provides information about The Prudential Series Fund, Inc. (the Fund), which consists of thirty six separate portfolios (each, a Portfolio).

The Fund offers two classes of shares in each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America (Prudential) as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts. Not every portfolio is available under every contract. The prospectus for each Contract lists the Portfolios currently available through that Contract.

This section highlights key information about the Portfolios available under your Contract. Additional information follows this summary and is also provided in the Fund's Statement of Additional Information (SAI).

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The following summarizes the investment objectives, principal strategies and principal risks for each of the Portfolios. We describe the terms listed as principal risks on page 2. While we make every effort to achieve the investment objective for each Portfolio, we can't guarantee success and it is possible that you could lose money.

Prudential Jennison Portfolio

The Portfolio's investment objective is to achieve long-term growth of capital. To achieve this objective, we invest primarily in equity securities of major, established corporations that we believe offer above-average growth prospects. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  foreign investment risk
  .  management risk
  .  market risk

20/20 Focus Portfolio

The Portfolio's investment objective is long-term growth of capital. We seek to achieve this goal by investing primarily in up to 40 equity securities of U.S. companies that are selected by the Portfolio's two portfolio managers (up to 20 by each) as having strong capital appreciation potential. One manager will use a "value" approach, which means he or she will attempt to identify strong companies selling at a discount from their perceived true value. The other manager will use a "growth" approach, which means he or she seeks companies that exhibit higher-than- average earnings growth. Up to 20% of the Portfolio's total assets may be invested in foreign securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  foreign investment risk
  .  management risk
  .  market risk

Value Portfolio

The Portfolio's investment objective is capital appreciation. To achieve our objective, we invest primarily in common stocks that are undervalued -- those stocks that are trading below their underlying asset value, cash generating ability and overall earnings and earnings growth. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  credit risk
  .  foreign investment risk
  .  interest rate risk
  .  market risk

SP Jennison International Growth Portfolio

The Portfolio's investment objective is long-term growth of capital. The Portfolio seeks to achieve this objective by investing in equity-related securities of foreign issuers. This means the Portfolio looks for investments that Jennison Associates LLC thinks will increase in value over a period of years. To achieve its objective, the Portfolio invests primarily in the common stock of large and medium-sized foreign companies. Under normal circumstances, the Portfolio invests at least 65% of its total assets in common stock of foreign companies operating or based in at least five different countries. The Portfolio looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies. These companies typically have characteristics such as above average growth in earnings and cash flow, improving profitability, strong balance sheets, management strength and strong market share for its products. The Portfolio also tries to buy such stocks at attractive prices in relation to their growth prospects. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  interest rate risk
  .  market risk

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in a Portfolio could lose value, and you could lose money. The following summarizes the principal risks of investing in the Portfolios.

  Company risk. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Portfolio to sell securities at a desirable price. Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  Credit risk. Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt -- also known as "high-yield bonds" and "junk bonds" -- have a higher risk of default and tend to be less liquid than higher-rated securities.

  Derivatives risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Portfolios typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. A Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. A Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Portfolio investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances.

  Foreign investment risk. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Foreign investment risk is comprised of the specific risks described below.

    Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. In addition, certain hedging activities may cause the Portfolio to lose money and could reduce the amount of income available for distribution.

    Emerging market risk. To the extent that a Portfolio invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have sometimes hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

    European Economic and Monetary Union. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999, adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

    As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increase volatility for all financial markets.

    Foreign market risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

    Information risk. Financial reporting standards for companies based in foreign markets usually differ from those in the United States. Since the "numbers" themselves sometimes mean different things, the sub-advisers devote much of their research effort to understanding and assessing the impact of these differences upon a company's financial conditions and prospects.

    Liquidity risk. Stocks that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches an estimate of its value.

    Political developments. Political developments may adversely affect the value of a Portfolio's foreign securities.

    Political risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and have imposed high taxes on corporate profits.

    Regulatory risk. Some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

  Interest rate risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

  Management risk. Actively managed investment portfolios are subject to management risk. Each sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

  Market risk. Common stocks are subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of large companies are more stable than the stock prices of smaller companies, but this is not always the case. Smaller companies often offer a smaller range of products and services than large companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

                                     * * *

  For more information about the risks associated with the Portfolios, see "How the Portfolios Invest--Investment Risks."

                                     * * *

EVALUATING PERFORMANCE

--------------------------------------------------------------------------------
Prudential Jennison Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.
                                 [GRAPH]

Annual Returns* (Class I shares)
                            1996     14.41%
                            1997     31.71%
                            1998     37.46%
                            1999     41.76%
                            2000    -17.38%

BEST QUARTER: 29.5% (4th quarter of 1998)
WORST QUARTER: -16.9% (4th quarter of 2000)
* These annual returns do not include contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                                     SINCE     SINCE
                                    CLASS I  CLASS II
                                   INCEPTION INCEPTION
                   1 YEAR  5 YEARS (4/25/95) (2/10/00)
                   ------- ------- --------- ---------
Class I shares     -17.38%  19.46%   21.70%       --
Class II shares         --     --       --    -22.19%
S&P 500**           -9.10%  18.33%   20.11%    -4.29%
Lipper Average***   -9.22%  17.39%   19.07%    -6.20%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. Companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/95 for Class I shares, and 1/31/00 for Class II shares). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/95 for Class I shares, and 1/31/00 for Class II shares).
    Source: Lipper, Inc.

--------------------------------------------------------------------------------
20/20 Focus Portfolio
--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

                                  [GRAPH]

Annual Returns* (Class I shares)

                             2000     -5.41%

BEST QUARTER: 18.80% (4th quarter of 1999)
WORST QUARTER: -5.09% (3rd quarter of 1999)

  * These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                              SINCE     SINCE
                             CLASS I  CLASS II
                            INCEPTION INCEPTION
                   ONE YEAR (5/3/99)  (2/14/00)
                   -------- --------- ---------
Class I shares      -5.41%    7.37%        --
Class II shares         --       --     -1.53%
S&P 500**           -9.10%    0.53%     -4.29%
Lipper Average***   -9.22%    4.50%     -5.67%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/99 for Class I shares, and 1/31/00 for Class II shares). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/99 for Class I shares, and 1/31/00 for Class II shares).
    Source: Lipper, Inc.

--------------------------------------------------------------------------------
Value Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.
                                 [GRAPH]

Annual Returns* (Class I shares)

                             1991     27.50%
                             1992     10.14%
                             1993     22.28%
                             1994      1.44%
                             1995     21.70%
                             1996     21.74%
                             1997     36.61%
                             1998     -2.38%
                             1999     12.52%
                             2000     15.59%

BEST QUARTER: 16.54% (2nd quarter of 1997)
WORST QUARTER: -18.14% (3rd quarter of 1998)
* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus. The annual returns shown are for Class I shares. The annual returns for Class II shares would have been lower than for Class I shares due to different expenses.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                                              SINCE
                                            INCEPTION
                   1 YEAR  5 YEARS 10 YEARS (2/19/88)
                   ------  ------- -------- ---------
Class I shares     15.59%   16.12%  16.17%    14.77%
S&P 500**          -9.10%   18.33%  17.44%    16.12%
Lipper Average***   6.74%   15.08%  15.80%    13.89%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (2/29/88). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Equity Income Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (2/29/88). Source: Lipper, Inc.

--------------------------------------------------------------------------------
SP Portfolios

--------------------------------------------------------------------------------

The SP Portfolios commenced operations in 2000. No performance information is included for these Portfolios because they do not have at least one full calendar year of operation.

HOW THE PORTFOLIOS INVEST

Investment Objectives and Policies

We describe each Portfolio's investment objective and policies below. We describe certain investment instruments that appear in bold lettering below in the section entitled Other Investments and Strategies. Although we make every effort to achieve each Portfolio's objective, we can't guarantee success and it is possible that you could lose money. Unless otherwise stated, each Portfolio's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors can change investment policies that are not fundamental.

An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
Prudential Jennison Portfolio
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to achieve long-term growth of capital. This means we seek investments whose price will increase over several years. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
Investment Strategy
We seek to invest in equity securities of established companies with above-average growth prospects. We select stocks on a company-by-company basis using fundamental analysis. In making our stock picks, we look for companies that have had growth in earnings and sales, high returns on equity and assets or other strong financial characteristics. Often, the companies we choose have superior management, a unique market niche or a strong new product.
--------------------------------------------------------------------------------
In pursuing our objective, we normally invest 65% of the Portfolio's total assets in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.

For the balance of the Portfolio, we may invest in common stocks, preferred stocks and other equity-related securities of companies that are undergoing changes in management, product and/or marketing dynamics which we believe have not yet been reflected in reported earnings or recognized by investors.

In addition, we may invest in debt securities and mortgage-related securities. These securities may be rated as low as Baa by Moody's or BBB by S&P (or if unrated, of comparable quality in our judgment).

The Portfolio may also invest in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. In addition, up to 30% of the Portfolio's assets may be invested in foreign equity and equity-related securities. For these purposes, we do not consider American Depositary Receipts
(ADRs) as foreign securities.

In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency futures contracts and options on those futures contracts; enter into forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

--------------------------------------------------------------------------------
20/20 Focus Portfolio
--------------------------------------------------------------------------------

The investment objective of this Portfolio is long-term growth of capital. This means we seek investments whose price will increase over several years. While we make every effort to achieve this objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
Value & Growth Approaches
Our strategy is to combine the efforts of two outstanding portfolio managers, each with a different investment style, and to invest in only the favorite stock picks of each manager. One manager will invest using a value approach, which means he will attempt to identify strong companies selling at a discount from their perceived true value. The other manager will use a growth approach, which means he seeks companies that exhibit higher-than-average earnings growth.
--------------------------------------------------------------------------------
To achieve this objective, the Portfolio will invest primarily in up to 40 equity securities of U.S. companies that are selected by the Portfolio's two portfolio managers as having strong capital appreciation potential. Each portfolio manager will manage his own portion of the Portfolio's assets, which will usually include a maximum of 20 securities. Because the Portfolio will be investing in 40 or fewer securities, an investment in this Portfolio may be riskier than an investment in a more widely diversified fund. We intend to be fully invested, under normal market conditions, but may accumulate cash and other short-term investments in such amounts and for such temporary periods of time as market conditions dictate.
Normally, the Portfolio will invest at least 80% of its total assets in common stocks and equity-related securities such as preferred stocks, convertible stocks, and equity interests in partnerships, joint ventures and other noncorporate entities. We may also invest in warrants and similar rights that can be exercised for equity securities, but will not invest more than 5% of the Portfolio's total assets in unattached warrants or rights. The Portfolio may invest up to 20% of its total assets in cash, obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities and derivatives. Up to 20% of the Portfolio's total assets may be invested in foreign securities. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities.

The Portfolio may also invest in Real Estate Investment Trusts (REITs).

Under normal circumstances we may invest up to 25% to the Portfolio's total assets in high quality money market instruments. In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on financial indexes that are traded on U.S or foreign securities exchanges or in the over-the-counter market; purchase and sell futures contracts on stock indexes and foreign currencies and options on those contracts; and purchase or sell securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. We may also use up to 25% of the Portfolio's net assets for short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

--------------------------------------------------------------------------------
Value Portfolio

--------------------------------------------------------------------------------

The investment objective of this Portfolio is to seek capital appreciation.
This means we focus on stocks that are undervalued -- those stocks that are trading below their underlying asset value, cash generating ability, and overall earnings and earnings growth. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
Contrarian Approach
To achieve our value investment strategy, we generally take a strong contrarian approach to investing. In other words, we usually buy stocks that are out of favor and that many other investors are selling, and we attempt to invest in companies and industries before other investors recognize their true value. Using these guidelines, we focus on long-term performance, not short-term gain.

--------------------------------------------------------------------------------
We will normally invest at least 65% of the Portfolio's total assets in equity and equity-related securities. We buy common stock of companies of every size -- small, medium and large capitalization. When deciding which stocks to buy, we look at a company's earnings, balance sheet and cash flow and then at how these factors impact the stock's price and return. We also buy equity-related securities -- like bonds, corporate notes and preferred stock -- that can be converted into a company's common stock or other equity security.
Up to 35% of the Portfolio's total assets may be invested in other debt obligations including non-convertible preferred stock. When acquiring these types of securities, we usually invest in obligations rated A or better by Moody's or S&P. We may also invest in obligations rated as low as CC by Moody's or Ca by S&P. These securities are considered speculative and are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

Up to 30% of the Portfolio's total assets may be invested in foreign securities, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities.

Under normal circumstances, the Portfolio may invest up to 35% of its total assets in high-quality money market instruments. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency futures contracts and options on these futures contracts; enter into forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

--------------------------------------------------------------------------------
SP Jennison International Growth Portfolio
--------------------------------------------------------------------------------

The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio seeks to achieve its objective through investment in equity-related securities of foreign companies. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
A Foreign Stock Growth Portfolio
The Portfolio seeks long-term growth by investing in the common stock of foreign companies. The Portfolio generally invests in about 60 securities of issuers located in at least five different foreign countries.
--------------------------------------------------------------------------------
This means the Portfolio seeks investments -- primarily the common stock of foreign companies -- that will increase in value over a period of years. A company is considered to be a foreign company if it satisfies at least one of the following criteria: its securities are traded principally on stock exchanges in one or more foreign countries; it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more foreign countries; it maintains 50% or more of its assets in one or more foreign countries; it is organized under the laws of a foreign country; or its principal executive office is located in a foreign country.

The Portfolio invests in about 60 securities of primarily non-U.S. growth companies whose shares appear attractively valued on a relative and absolute basis. The Portfolio looks for companies that have above-average actual and potential earnings growth over the long term and strong financial and operational characteristics. The Portfolio selects stocks on the basis of individual company research. Thus, country, currency and industry weightings are primarily the result of individual stock selections. Although the Portfolio may invest in companies of all sizes, the Portfolio typically focuses on large and medium sized companies. Under normal conditions, the Portfolio intends to invest at least 65% of its total assets in the equity-related securities of foreign companies in at least five foreign countries. The Portfolio may invest anywhere in the world, including North America, Western Europe, the United Kingdom and the Pacific Basin, but generally not the U.S.

The principal type of equity-related security in which the Portfolio invests is common stock. In addition to common stock, the Portfolio may invest in other equity-related securities that include, but are not limited to, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible or exchangeable for common or preferred stock and master limited partnerships. The Portfolio may also invest in ADRs, which we consider to be equity-related securities.

In deciding which stocks to purchase for the Portfolio, Jennison looks for growth companies that have both strong fundamentals and appear to be attractively valued relative to their growth potential. Jennison uses a bottom-up approach in selecting securities for the Portfolio, which means that they select stocks based on individual company research, rather than allocating by country or sector. In researching which stocks to buy, Jennison looks at a company's basic financial and operational characteristics as well as compare the company's stock price to the price of stocks of other companies that are its competitors, absolute historic valuation levels for that company's stock, its earnings growth and the price of existing portfolio holdings. Another important part of Jennison's research process is to have regular contact with management of the companies that they purchase in order to confirm earnings expectations and to assess management's ability to meet its stated goals. Although the Portfolio may invest in companies of all sizes, it typically focuses on large and medium sized companies.

Generally, Jennison looks for companies that have one or more of the following characteristics: actual and potential growth in earnings and cash flow; actual and improving profitability; strong balance sheets; management strength; and strong market share for the company's products.

In addition, Jennison looks for companies whose securities appear to be attractively valued relative to: each company's peer group; absolute historic valuations; and existing holdings of the Portfolio. Generally, they consider selling a security when there is an identifiable change in a company's fundamentals or when expectations of future earnings growth become fully reflected in the price of that security.

The Portfolios may invest in bonds, money market instruments and other fixed income obligations. Generally, the Portfolio will purchase only "Investment-Grade" fixed income investments. This means the obligations have received one of the four highest quality ratings determined by Moody's Investors Service, Inc. (Moody's), or Standard & Poor's Ratings Group (S&P), or one of the other nationally recognized statistical rating organizations (NRSROs). Obligations rated in the fourth category (Baa for Moody's or BBB for S&P) have speculative characteristics and are subject to a greater risk of loss of principal and interest. On occasion, the Portfolio may buy instruments that are not rated, but that are of comparable quality to the investment-grade bonds described above.

In response to adverse market, economic or political conditions, the portfolio may temporarily invest up to 100% of its assets in money market instruments or in the stock and other equity-related securities of U.S. companies. Investing heavily in money market instruments limits the ability to achieve capital appreciation, but may help to preserve the portfolio's assets when global or international markets are unstable. When the portfolio is temporarily invested in equity-related securities of U.S. companies, the portfolio may achieve capital appreciation, although not through investment in foreign companies.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell futures contracts on stock indexes, debt securities, interest rate indexes and foreign currencies and options on these futures contracts; enter into forward foreign currency exchange contracts; purchase securities on a when-issued or delayed delivery basis; and borrow up to 33-1/3% of the value of the Portfolio's total assets.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

This Portfolio is managed by Jennison Associates LLC.

                                     * * *

The Statement of Additional Information -- which we refer to as the SAI --
 contains additional information about the Portfolios. To obtain a copy, see the back cover page of this prospectus.

                                     * * *

Other Investments and Strategies

As indicated in the description of the Portfolios above, we may use certain of the following investment strategies to increase a Portfolio's return or protect its assets if market conditions warrant.

ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.

Convertible Debt and Convertible Preferred Stock -- A convertible security is a security -- for example, a bond or preferred stock -- that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the company's common stock but lower than the rate on the company's debt obligations. At the same time, they offer -- through their conversion mechanism -- the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

Derivatives -- A derivative is an investment instrument that derives its price, performance, value, or cash flow from one or more underlying securities or other interests. Derivatives involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment -- a security, market index, currency, interest rate or some other benchmark -- will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with a Portfolio's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy, or use any particular instrument. Any derivatives we use may not fully offset a Portfolio's underlying positions and this could result in losses to the Portfolio that would not otherwise have occurred.

Dollar Rolls -- Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar -- but not necessarily the same -- security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead, it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

Forward Foreign Currency Exchange Contracts -- A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

Futures Contracts -- A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the borrower would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

Interest Rate Swaps -- In an interest rate swap, the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into that type of a swap if we think interest rates are going down.

Joint Repurchase Account -- In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

Loan Participations -- In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

Mortgage-related Securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. We may invest in mortgage-related securities issued and guaranteed by the U.S. government or its agencies like the Federal National Mortgage Association (Fannie Maes) and the Government National Mortgage Association (Ginnie Maes) and debt securities issued (but not guaranteed) by the Federal Home Loan Mortgage Company (Freddie Macs). Private mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

Mortgage-related securities include collateralized mortgage obligations, multi-class pass through securities and stripped mortgage-backed securities. A collateralized mortgage-backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by entities such as banks, U.S. governmental entities or broker-dealers. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.

Options -- A call option on stock is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option. A put option on stock is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium. Options on debt securities are similar to stock options except that the option holder has the right to acquire or sell a debt security rather than an equity security. Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier". Unlike stock options, stock index options are always settled in cash, and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

Real Estate Investment Trusts (REITs) -- A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

Repurchase Agreements -- In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio.

Reverse Repurchase Agreements -- In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.

Short Sales -- In a short sale, we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results.

Short Sales Against-the-Box -- A short sale against-the-box means the Portfolio owns securities identical to those sold short.

When-Issued and Delayed Delivery Securities -- With when-issued or delayed delivery securities, the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater than such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

                                     * * *

Each Portfolio also follows certain policies when it borrows money (a Portfolio may borrow up to 5% of the value of its total assets); lends its securities; and holds illiquid securities (a Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce a Portfolio's holdings in illiquid securities to no more than 15% of its net assets, as required by applicable law. A Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

HOW THE FUND IS MANAGED

--------------------------------------------------------------------------------
Board Of Directors

--------------------------------------------------------------------------------
The Board of Directors oversees the actions of the Investment Adviser, the sub-advisers and the Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

--------------------------------------------------------------------------------
Investment Adviser
--------------------------------------------------------------------------------

Prudential Investments Fund Management LLC ("PIFM"), a wholly-owned subsidiary of Prudential, serves as the overall investment adviser for the Fund. PIFM is located at Gateway Center Three, 100 Mulberry Street, Newark, N.J. 07102-4077. PIFM and its predecessors have served as manager and administrator to investment companies since 1987. As of January 31, 2001, PIFM served as the manager to 43 mutual funds, and as manager or administrator to 20 closed-end investment companies, with aggregated assets of approximately $109 billion.

The Fund uses a "manager-of-managers" structure. Under this structure, PIFM is authorized to select (with approval of the Fund's independent directors) one or more sub-advisers to handle the actual day-to-day investment management of each Portfolio. PIFM monitors each sub-adviser's performance through quantitative and qualitative analysis, and periodically reports to the Fund's board of directors as to whether each sub-adviser's agreement should be renewed, terminated or modified. PIFM also is responsible for allocating assets among the sub-advisers if a Portfolio has more than one sub-adviser. In those circumstances, the allocation for each sub-adviser can range from 0% to 100% of a Portfolio's assets, and PIFM can change the allocations without board or shareholder approval. The Fund will notify shareholders of any new sub-adviser or any material changes to any existing sub-advisory agreement.

The following chart lists the total annualized investment advisory fees to be paid in 2001 with respect to each of the Fund's Portfolios.

                                  Total advisory fees as %
Portfolio                          of average net assets
---------                         ------------------------
Prudential Jennison                         0.60
20/20 Focus                                 0.75
Value                                       0.40
SP Jennison International Growth            0.85

--------------------------------------------------------------------------------
Investment Sub-Advisers
--------------------------------------------------------------------------------

Each Portfolio has one or more sub-advisers providing the day-to-day investment management. PIFM pays each sub-adviser out of the fee that PIFM receives from the Fund.

Jennison Associates LLC serves as the sole sub-adviser for the Prudential Jennison Portfolio, the 20/20 Focus Portfolio and the SP Jennison International Growth Portfolio. Jennison serves as a sub-adviser for a portion of the assets of the Value Portfolio. Jennison's address is 466 Lexington Avenue, New York, NY 10017. As of December 31, 2000, Jennison had over $80.9 billion in assets under management for institutional and mutual fund clients.

Deutsche Asset Management Inc. (Deutsche), formerly known as Morgan Grenfell, Inc., serves as subadviser for a portion of the assets of the Value Portfolio. It is expected that under normal circumstances Deutsche will manage approximately 25% of the Value Portfolio. Deutsche is a wholly-owned subsidiary of Deutsche Bank AG. As of September 30, 2000 Deutsche's total assets under management exceeded $17 billion. Deutsche's address is 280 Park Avenue, New York, New York 10017.

Key Asset Management Inc. (Key) serves as a sub-adviser for a portion of the assets of the Value Portfolio. It is expected that under normal circumstances Key will manage approximately 25% of the Portfolio. Key is a wholly-owned subsidiary of KeyCorp, Inc. As of September 30, 2000, Key's total assets under management exceeded $71 billion. Key's address is 127 Public Square, Cleveland, Ohio 44114.

--------------------------------------------------------------------------------
Portfolio Managers
--------------------------------------------------------------------------------

Prudential Jennison Portfolio

This Portfolio has been managed by Spiros "Sig" Segalas, Michael A. Del Balso and Kathleen A. McCarragher of Jennison since 1999. Mr. Segalas is a founding member and President and Chief Investment Officer of Jennison. He has been in the investment business for over 35 years. Mr. Del Balso, a Director and Executive Vice President of Jennison, has been part of the Jennison team since 1972 when he joined the firm from White, Weld & Company. Mr. Del Balso is a member of the New York Society of Security Analysts. Ms. McCarragher, Director and Executive Vice President of Jennison, is also Jennison's Growth Equity Investment Strategist, having joined Jennison in 1999 after a 20 year investment career, including positions with Weiss, Peck & Greer and State Street Management and Research Company, where she was a member of the Investment Committee.

20/20 Focus Portfolio

Spiros Segalas, Director, Principal and Chief Investment Officer of Jennison, manages the growth portion of the Portfolio. For more information about Mr. Segalas, see "Prudential Jennison Portfolio" above. Bradley Goldberg manages the value portion of the Portfolio. Mr. Goldberg, an Executive Vice President of Jennison, joined Jennison in 1974, where he also serves as chairman of the Asset Allocation Committee. He earned a B.S. from the University of Illinois and an M.B.A. from New York University.

Value Portfolio

Thomas Kolefas and Bradley Goldberg are the co-portfolio managers of the portion of the Portfolio assigned to Jennison. Mr. Kolefas has been a Senior Vice President of Jennison since September 2000. Previously, he was a Managing Director and Senior Portfolio Manager of Prudential Global Asset Management. He joined Prudential in May 2000 from Loomis Sayles Co., L.P., where he headed the Large/Mid Cap Value Team. Prior to 1996, Mr. Kolefas was employed by MacKay Shields Financial as a portfolio manager for five years. Mr. Kolefas earned a B.S. and M.B.A. from New York University and holds a Chartered Financial Analyst (C.F.A.) designation. For more information about Mr. Goldberg, see "20/20 Focus Portfolio" above.

James Giblin, a Chartered Financial Analyst, will manage the portion of the Portfolio assigned to Deutsche. Mr. Giblin joined Deutsche in 1995 with 22 years of investment experience, including 15 years as a portfolio manager for Cigna Equity Advisors. He received his B.S. from Pennsylvania State University and an M.B.A. from the Wharton School, University of Pennsylvania.

Neil A. Kilbane will manage the portion of the Portfolio assigned to Key. Mr. Kilbane is a Senior Portfolio Managing Director for Key, and is a Chartered Financial Analyst. Mr. Kilbane began his investment career with Key in 1995, and prior to that was employed by Duff & Phelps Investment Management Company and National City Bank. Mr. Kilbane holds a B.S. from Cleveland State University, an M.S. from Kansas State University, and an M.B.A. from Tulsa University.

SP Jennison International Growth Portfolio

The Portfolio is co-managed by Howard Moss and Blair Boyer. Mr. Moss and Mr. Boyer have worked together managing international equity portfolios since 1989. Howard Moss has been an Executive Vice President and Director of Jennison since 1993. Mr. Moss has been in the investment business for 30 years. Mr. Moss received a B.A. from the University of Liverpool. Blair Boyer is an Executive Vice President and Director of Jennison and has been with Jennison since 1993. Mr. Boyer received a B.A. from Bucknell University and an M.B.A. from New York University.

We set out below performance information for Jennison International Growth Fund, which is a mutual fund managed by Jennison according to investment objectives and practices that are substantially similar to those governing the SP Jennison International Growth Portfolio. Jennison International Growth Fund and SP Jennison International Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of Jennison International Growth Fund is not indicative of the future performance of SP Jennison International Growth Portfolio. If material differences between the investment styles of Jennison International Growth Fund and SP Jennison International Growth Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP Jennison International Growth Portfolio, but not Jennison International Growth Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                             OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                       JENNISON INTERNATIONAL GROWTH FUND

(FOR THE PERIODS ENDED
DECEMBER 31, 2000)                        SINCE INCEPTION             INCEPTION DATE
 Class A                                      -31.70%                     3/1/00
 Lipper International Fund Avg.(1)            -15.47%

(1) Unweighted average annual return, net of fees and expenses, of all mutual funds that invested primarily in stocks and other equity securities of companies outside the United States during the periods covered.

HOW TO BUY AND SELL SHARES OF THE FUND

The Fund offers two classes of shares in each Portfolio--Class I and Class II. Each Class participates in the same investments within a given Portfolio, but the Classes differ as far as their charges. Class I shares are sold only to separate accounts of Prudential as investment options under certain Contracts. Class II is offered only to separate accounts of non-Prudential insurance companies as investment options under certain of their Contracts. Please refer to the accompanying Contract prospectus to see which Portfolios are available through your Contract.

The Fund sells its shares to separate accounts issuing variable annuity contracts and variable life insurance policies. To the extent dictated by its agreement with a separate account, the Fund will cooperate with the separate account in monitoring for transactions that are indicative of market timing. In addition, to the extent permitted by applicable laws and agreements, the Fund may cease selling its shares to a separate account to prevent market timing transactions.

The way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this prospectus, you should have received a prospectus for such a Contract. You should refer to that prospectus for further information on investing in the Portfolios.

Both Class I and Class II shares of a Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class II shares, however, are subject to an annual distribution or "12b-1" fee of 0.25% and an administration fee of 0.15% of the average daily net assets of Class II. Class I shares do not have a distribution or administration fee.

Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.

Net Asset Value

Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is received in good order. The NAV of each share class of each Portfolio is determined on each day the New York Stock Exchange is open for trading as of the close of the exchange's regular trading session (which is generally 4:00 p.m. New York time).

The NAV for each of the Portfolios other than the Money Market Portfolio is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding. The NAV for the Money Market Portfolio will ordinarily remain at $10 per share. (The price of each share remains the same but you will have more shares when dividends are declared.)

To determine a Portfolio's NAV, its holdings are valued as follows:

Equity Securities are generally valued at the last sale price on an exchange or NASDAQ, or if there is not a sale on that day, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

Short-term Debt Securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of Prudential or a sub-adviser, does not represent fair value.

For each Portfolio, short-term debt securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of more than 60 days, for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).

Convertible debt securities that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by PIFM or a sub-adviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).

Other debt securities -- those that are not valued on an amortized cost basis-- are valued using an independent pricing service.

Options on stock and stock indexes that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options on futures contracts are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

Forward currency exchange contracts are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

Over-the-counter (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A sub-adviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

Securities for which no market quotations are available will be valued at fair value by PIFM under the direction of the Fund's Board of Directors.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS' principal business address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-3777. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 covering Class II shares. Under that plan, Class II of each Portfolio pays to PIMS a distribution or "12b-1" fee at the annual rate of 0.25% of the average daily net assets of Class II. This fee pays for distribution services for Class II shares. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment in Class II shares and may cost you more than paying other types of sales charges. These 12b-1 fees do not apply to Class I.

OTHER INFORMATION

Federal Income Taxes

If you own or are considering purchasing a variable contract, you should consult the prospectus for the variable contract for tax information about that variable contract. You should also consult with a qualified tax adviser for information and advice.

The SAI provides information about certain tax laws applicable to the Fund.

European Monetary Union

On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Fund will treat the euro as a separate currency from that of any participating state. The conversion may adversely affect the Fund if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Fund's service providers, or by entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.

Monitoring For Possible Conflicts

The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.

Financial Highlights

The financial highlights which follow will help you evaluate the financial performance of each Portfolio available under your Contract. The total return in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect any charges under any variable contract. The information is for Class I for the periods indicated, unless otherwise indicated.

The information has been audited by PricewaterhouseCoopers LLP, whose unqualified report, along with the financial statements, appears in the annual report, which is available upon request.

Financial Highlights

                                          Prudential Jennison Portfolio
                          --------------------------------------------------------------------
                                          Class I                               Class II
                          ----------------------------------------------  --------------------
                                         Year Ended
                                        December 31,                      February 10, 2000(a)
                          ----------------------------------------------        through
                            2000        1999      1998     1997    1996    December 31, 2000
                          --------    --------  --------  ------  ------  --------------------
Per Share Operating Per-
 formance:
Net Asset Value, begin-
 ning of period.........  $  32.39    $  23.91  $  17.73  $14.32  $12.55         $34.25
                          --------    --------  --------  ------  ------         ------
Income From Investment
 Operations:
Net investment income
 (loss).................      0.01        0.05      0.04    0.04    0.02          (0.03)
Net realized and
 unrealized gains
 (losses) on
 investments............     (5.61)       9.88      6.56    4.48    1.78          (7.54)
                          --------    --------  --------  ------  ------         ------
  Total from investment
   operations...........     (5.60)       9.93      6.60    4.52    1.80          (7.57)
                          --------    --------  --------  ------  ------         ------
Less Distributions:
Dividends from net in-
 vestment income........        --(d)    (0.05)    (0.04)  (0.04)  (0.03)            --(d)
Dividends in excess of
 net investment income..        --(d)       --        --      --      --             --(d)
Distributions from net
 realized gains.........     (3.82)      (1.40)    (0.38)  (1.07)     --          (3.80)
                          --------    --------  --------  ------  ------         ------
  Total distributions...     (3.82)      (1.45)    (0.42)  (1.11)  (0.03)         (3.80)
                          --------    --------  --------  ------  ------         ------
Net Asset Value, end of
 period.................  $  22.97    $  32.39  $  23.91  $17.73  $14.32         $22.88
                          ========    ========  ========  ======  ======         ======
Total Investment
 Return(b)..............    (17.38)%     41.76%    37.46%  31.71%  14.41%        (22.19)%
Ratios/Supplemental Da-
 ta:
Net assets, end of pe-
 riod (in millions).....  $2,892.7    $2,770.7  $1,198.7  $495.9  $226.5         $ 13.3
Ratios to average net
 assets:
  Expenses..............      0.64%       0.63%     0.63%   0.64%   0.66%          1.04%(c)
  Net investment in-
   come.................      0.02%       0.17%     0.20%   0.25%   0.20%         (0.39)%(c)
Portfolio turnover
 rate...................        89%         58%       54%     60%     46%            89%

(a)Commencement of offering of Class II shares.
(b)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investments returns for less than a full year are not annualized.
(c)Annualized.
(d)Less than $0.01 per share.

                                            20/20 Focus Portfolio
                               ------------------------------------------------
                                         Class I                 Class II
                               --------------------------- --------------------
                                            May 3, 1999(a)
                                Year Ended     through     February 15, 2000(b)
                               December 31,  December 31,  through December 31,
                                   2000          1999              2000
                               ------------ -------------- --------------------
Per Share Operating
 Performance:
Net Asset Value, beginning of
 period......................     $11.88        $10.00            $11.36
                                  ------        ------            ------
Income From Investment Opera-
 tions:
Net investment income........       0.05          0.02              0.01
Net realized and unrealized
 gains (losses) on
 investments.................      (0.71)         1.88             (0.19)
                                  ------        ------            ------
  Total from investment
   operations................      (0.66)         1.90             (0.18)
                                  ------        ------            ------
Less Distributions:
Dividends from net investment
 income......................      (0.05)        (0.02)            (0.01)
Distributions from net
 realized gains..............      (0.18)           --(e)          (0.18)
                                  ------        ------            ------
  Total distributions........      (0.23)        (0.02)            (0.19)
                                  ------        ------            ------
Net Asset Value, end of
 period......................     $10.99        $11.88            $10.99
                                  ======        ======            ======
Total Investment Return(c)...      (5.41)%       18.95%            (1.53)%
Ratios/Supplemental Data:
Net assets, end of period (in
 millions)...................     $ 95.8        $ 65.0            $  0.7
Ratios to average net assets:
 Expenses....................       0.88 %        1.09%(d)          1.28%(d)
 Net investment income.......       0.45 %        0.33%(d)          0.10%(d)
Portfolio turnover rate......        163 %          64%(f)           163%

(a)Commencement of offering of Class II shares.
(b)Commencement of offering of Class II shares.
(c)Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investments returns for less than a full year are not annualized.
(d)Annualized.
(e)Less than $0.005 per share.
(f)Not annualized.

Financial Highlights

                                       Value Portfolio--Class I
                             -------------------------------------------------
                                              Year Ended
                                             December 31,
                             -------------------------------------------------
                               2000      1999      1998       1997      1996
                             --------  --------  --------   --------  --------
Per Share Operating
 Performance:
Net Asset Value, beginning
 of year...................  $  19.52  $  20.03  $  22.39   $  18.51  $  16.27
                             --------  --------  --------   --------  --------
Income from Investment
 Operations:
Net investment income......      0.46      0.51      0.56       0.61      0.58
Net realized and unrealized
 gains (losses) on
 investments...............      2.45      1.89     (1.03)      6.06      2.88
                             --------  --------  --------   --------  --------
  Total from investment
   operations..............      2.91      2.40     (0.47)      6.67      3.46
                             --------  --------  --------   --------  --------
Less Distributions:
Dividends from net
 investment income.........     (0.44)    (0.50)    (0.59)     (0.57)    (0.71)
Distributions from net
 realized gains............     (1.53)    (2.41)    (1.30)     (2.22)    (0.51)
                             --------  --------  --------   --------  --------
  Total distributions......     (1.97)    (2.91)    (1.89)     (2.79)    (1.22)
                             --------  --------  --------   --------  --------
Net Asset Value, end of
 year......................  $  20.46  $  19.52  $  20.03   $  22.39  $  18.51
                             ========  ========  ========   ========  ========
Total Investment
 Return(a).................     15.59%    12.52%    (2.38)%    36.61%    21.74%
Ratios/Supplemental Data:
Net assets, end of year (in
 millions).................  $1,975.3  $2,024.0  $2,142.3   $2,029.8  $1,363.5
Ratios to average net
 assets:
 Expenses..................      0.45%     0.42%     0.42%      0.41%     0.45%
 Net investment income.....      2.31%     2.34%     2.54%      2.90%     3.36%
Portfolio turnover rate....        85%       16%       20%        38%       21%

(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                         SP Jennison International Growth Portfolio
                         ----------------------------------------------------
                                Class I                      Class II
                         ----------------------         ---------------------
                         September 22, 2000(a)          October 4, 2000(b)
                                through                       through
                           December 31, 2000             December 31, 2000
                         ----------------------         ---------------------
Per Share Operating
 Performance:
Net Asset Value,
 beginning of period....                      $ 10.00        $                9.79
                                ---------------------        ---------------------
Income from Investment
 Operations:
Net investment income
 (loss).................                         0.01                           --(g)
                                                             ---------------------
Net realized and
 unrealized loss on
 investments............                        (1.51)                       (1.31)
                                ---------------------        ---------------------
  Total from investment
   operations...........                        (1.50)                       (1.31)
                                ---------------------        ---------------------
Net Asset Value, end of
 period.................        $                8.50        $                8.48
                                =====================        =====================
Total Investment
 Return(c)..............                       (15.00)%                     (13.28)%
Ratios/Supplemental Da-
 ta:
Net assets, end of
 period (in millions)...        $                 7.6        $                 2.7
Ratios to average net
 assets:(d)(f)
 Expenses...............                         1.24%                        1.64%
 Net investment income..                         0.51%                       (0.00)%
Portfolio turnover
 rate(e)................                           12%                          12%

(a) Commencement of offering of Class I Shares.
(b) Commencement of offering of Class II Shares.
(c) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(d) Annualized.
(e) Not annualized.
(f) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 3.44% and (1.69)%, respectively, for Class I and 3.84% and (2.20)%, respectively, for Class II for the period ended December 31, 2000.
(g) Less than $0.005 per share.

For more information

Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

Statement of Additional Information (SAI)

(incorporated by reference into this prospectus)

Annual Report

(including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

Semi-Annual Report

To obtain these documents or to ask any questions about the Fund:

  Call toll-free (800) 778-2255

  Write to The Prudential Series Fund, Inc., 751 Broad Street, Newark, NJ 07102-3777

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

By Electronic Request:

publicinfo@sec.gov

(The SEC charges a fee to copy documents.)

In Person:

Public Reference Room
in Washington, DC
(For hours of operation, call 1-202-942-8090)

Via the Internet:

on the EDGAR Database at
http://www.sec.gov

SEC File No. 811-03623

                        The Prudential Series Fund, Inc.
--------------------------------------------------------------------------------

                                   Prospectus

                                  May 1, 2001

                           Diversified Bond Portfolio
                                Equity Portfolio
                           High Yield Bond Portfolio
                             Money Market Portfolio
                         Prudential Jennison Portfolio
                             Stock Index Portfolio
                       SP AIM Aggressive Growth Portfolio
                     SP Alliance Large Cap Growth Portfolio
                        SP Alliance Technology Portfolio
                            SP Davis Value Portfolio
                   SP Deutsche International Equity Portfolio
                   SP INVESCO Small Company Growth Portfolio
                     SP MFS Capital Opportunities Portfolio
                        SP MFS Mid-Cap Growth Portfolio
                  SP Prudential U.S. Emerging Growth Portfolio

                         [LOGO OF PRUDENTIAL FINANCIAL]

--------------------------------------------------------------------------------

                  As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

                  A particular Portfolio may not be
                  available under the variable life
                  insurance or variable annuity contract
                  which you have chosen. The prospectus of the specific contract which you have chosen will indicate which Portfolios are available and should be read in conjunction with this prospectus.

--------------------------------------------------------------------------------

Table of Contents

  1  RISK/RETURN SUMMARY
  1  Investment Objectives and Principal Strategies
  6  Principal Risks
 10  Evaluating Performance
 17  HOW THE PORTFOLIOS INVEST
 17  Investment Objectives and Policies
 17  Diversified Bond Portfolio
 18  Equity Portfolio
 19  High Yield Bond Portfolio
 20  Money Market Portfolio
 21  Prudential Jennison Portfolio
 22  Stock Index Portfolio
 22  SP AIM Aggressive Growth Portfolio
 23  SP Alliance Large Cap Growth Portfolio
 25  SP Alliance Technology Portfolio
 25  SP Davis Value Portfolio
 27  SP Deutsche International Equity Portfolio
 29  SP INVESCO Small Company Growth Portfolio
 30  SP MFS Capital Opportunities Portfolio
 31  SP MFS Mid-Cap Growth Portfolio
 32  SP Prudential U.S. Emerging Growth Portfolio
 34  OTHER INVESTMENTS AND STRATEGIES
 34  ADRs
 34  Convertible Debt and Convertible Preferred Stock
 34  Derivatives
 34  Dollar Rolls
 34  Forward Foreign Currency Exchange Contracts
 35  Futures Contracts
 35  Interest Rate Swaps
 35  Joint Repurchase Account
 35  Loan Participations
 35  Mortgage-related Securities
 36  Options
 36  Real Estate Investment Trusts
 36  Repurchase Agreements
 36  Reverse Repurchase Agreements
 36  Short Sales
 36  Short Sales Against-the-Box
 36  When-Issued and Delayed Delivery Securities
 37  HOW THE FUND IS MANAGED
 37  Board of Directors
 37  Investment Adviser
 38  Investment Sub-Advisers
 39  Portfolio Managers

--------------------------------------------------------------------------------

 46  HOW TO BUY AND SELL SHARES OF THE FUND
 46  Net Asset Value
 47  Distributor
 47  OTHER INFORMATION
 47  Federal Income Taxes
 48  European Monetary Union
 48  Monitoring for Possible Conflicts
 F-1 FINANCIAL HIGHLIGHTS

(For more information--see back cover)

RISK/RETURN SUMMARY

This prospectus provides information about The Prudential Series Fund, Inc. (the Fund), which consists of thirty six separate portfolios (each, a Portfolio).

The Fund offers two classes of shares in each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America (Prudential) as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts. Not every portfolio is available under every contract. The prospectus for each Contract lists the Portfolios currently available through that Contract.

This section highlights key information about the Portfolios available under your Contract. Additional information follows this summary and is also provided in the Fund's Statement of Additional Information (SAI).

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The following summarizes the investment objectives, principal strategies and principal risks for each of the Portfolios. We describe the terms listed as principal risks on page 6. While we make every effort to achieve the investment objective for each Portfolio, we can't guarantee success and it is possible that you could lose money.

Diversified Bond Portfolio

The Portfolio's investment objective is a high level of income over a longer term while providing reasonable safety of capital. This means we look for investments that we think will provide a high level of current income, but which are not expected to involve a substantial risk of loss of capital through default. To achieve our objective, we invest primarily in high-grade debt obligations and high-quality money market investments. We may also purchase securities that are issued outside the U.S. by foreign or U.S. issuers. In addition, we may invest a portion of the Portfolio's assets in high-yield/high-risk debt securities which are riskier than high-grade securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  high yield risk
  .  interest rate risk
  .  market risk
  .  management risk

Equity Portfolio

The Portfolio's investment objective is capital appreciation. To achieve our objective, we invest primarily in common stocks of major established corporations as well as smaller companies that we believe offer attractive prospects of appreciation. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  foreign investment risk
  .  market risk
  .  management risk

High Yield Bond Portfolio

The Portfolio's investment objective is a high total return. In pursuing our objective, we invest primarily in high-yield/high-risk debt securities. Such securities have speculative characteristics and are riskier than high-grade securities. In addition, the Portfolio may invest up to 20% of its total assets in foreign debt obligations. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  high yield risk
  .  interest rate risk
  .  market risk
  .  management risk

Money Market Portfolio

The Portfolio's investment objective is maximum current income consistent with the stability of capital and the maintenance of liquidity. To achieve our objective, we invest in high-quality short-term money market instruments issued by the U.S. government or its agencies, as well as by corporations and banks, both domestic and foreign. The Portfolio will invest only in instruments that mature in thirteen months or less, and which are denominated in U.S. dollars. While we make every effort to achieve our objective, we can't guarantee success.

  Principal Risks:
  .  credit risk
  .  interest rate risk
  .  management risk

 An investment in the Money Market Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to maintain a net asset value of $10 per share, it is possible to lose money by investing in the Portfolio.


Prudential Jennison Portfolio

The Portfolio's investment objective is to achieve long-term growth of capital. To achieve this objective, we invest primarily in equity securities of major, established corporations that we believe offer above-average growth prospects. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  foreign investment risk
  .  management risk
  .  market risk

Stock Index Portfolio

The Portfolio's investment objective is investment results that generally correspond to the performance of publicly-traded common stocks. To achieve our objective, we attempt to duplicate the price and yield of the S&P 500 Composite Stock Price Index (S&P 500). The S&P 500 represents more than 70% of the total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole. The Portfolio is not "managed" in the traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases stocks in proportion to their weighting in the S&P 500. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  market risk

SP AIM Aggressive Growth Portfolio

The Portfolio's investment objective is to achieve long-term growth of capital. The Portfolio seeks to meet this objective by investing primarily in the common stocks of companies whose earnings the Portfolio's portfolio managers expect to grow more than 15% per year. On behalf of the Portfolio, AIM Capital Management, Inc. will invest in securities of small- and medium-sized growth companies, may also invest up to 25% of its total assets in foreign securities and may also invest up to 25% of its total assets in REITs. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  foreign investment risk
  .  liquidity risk
  .  management risk
  .  market risk

SP Alliance Large Cap Growth Portfolio

The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance Capital Management L.P. selects the Portfolio's investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. "Alliance", "Alliance Capital" and their logos are registered marks of Alliance Capital Management L.P. ("Alliance"). While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  foreign investment risk
  .  leveraging risk
  .  management risk
  .  market risk

SP Alliance Technology Portfolio

The Portfolio's objective is growth of capital. The Portfolio invests primarily in securities of companies that use technology extensively in the development of new or improved products or processes. Within this framework, the Portfolio may invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known, established companies or in new or unseasoned companies. The Portfolio also may invest in debt securities and up to 25% of its total assets in foreign securities. Among the principal risks of investing in the Portfolio are market risk and industry/sector risk. In addition, technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall stock market. To the extent the Portfolio invests in debt and foreign securities, your investment has interest rate risk, credit risk, foreign risk, and currency risk. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money. This Portfolio is advised by Alliance Capital Management, L.P.

  Principal Risks:
  .  company risk
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  industry/sector risk
  .  interest rate risk
  .  leveraging risk
  .  liquidity risk
  .  management risk
  .  market risk

SP Davis Value Portfolio

SP Davis Value Portfolio's investment objective is growth of capital. The Portfolio invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion.

The portfolio managers use the investment philosophy of Davis Selected Advisers, L.P. to select common stocks of quality, overlooked growth companies at value prices and to hold them for the long-term. They look for companies with sustainable growth rates selling at modest price-earnings multiples that they hope will expand as other investors recognize the company's true worth. The portfolio managers believe that if you combine a sustainable growth rate with a gradually expanding multiple, these rates compound and can generate returns that could exceed average returns earned by investing in large capitalization domestic stocks. They consider selling a company if the company no longer exhibits the characteristics that they believe foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  liquidity risk
  .  management risk
  .  market risk

SP Deutsche International Equity Portfolio

The Portfolio's investment objective is to invest for long-term capital appreciation. The Portfolio invests primarily in the stocks and other equity securities of companies in developed countries outside the United States. The Portfolio seeks to achieve its goal by investing primarily in companies in developed foreign countries. The companies are selected by an extensive tracking system plus the input of experts from various financial disciplines. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money. This Portfolio is advised by Deutsche Asset Management, Inc.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  foreign investment risk
  .  leveraging risk
  .  management risk
  .  market risk

SP INVESCO Small Company Growth Portfolio

The Portfolio seeks long-term capital growth. Most holdings are in small-capitalization companies -- those with market capitalizations under $2 billion at the time of purchase.

Investments in small, developing companies carry greater risk than investments in larger, more established companies. Developing companies generally face intense competition, and have a higher rate of failure than larger companies. On the other hand, large companies were once small companies themselves, and the growth opportunities of some small companies may be quite high. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money. This Portfolio is advised by INVESCO Funds Group, Inc.

  Principal Risks:
  .  company risk
  .  counter party risk
  .  derivatives risk
  .  foreign investment risk
  .  leveraging risk
  .  liquidity risk
  .  management risk
  .  market risk
  .  portfolio turnover risk

SP MFS Capital Opportunities Portfolio

The Portfolio's investment objective is capital appreciation. The Portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities. The Portfolio focuses on companies which Massachusetts Financial Services Company (MFS) believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets. MFS uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's portfolio manager and MFS's large group of equity research analysts. The Portfolio may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money. High portfolio turnover results in higher transaction costs and can affect the Portfolio's performance.

  Principal Risks:
  .  company risk
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  interest rate risk
  .  leveraging risk
  .  liquidity risk
  .  management risk
  .  market risk

SP MFS Mid-Cap Growth Portfolio

The Portfolio's investment objective is long-term growth of capital. The Portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities. These securities typically are of medium market capitalizations, which Massachusetts Financial Services Company (MFS) believes have above-average growth potential.

Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap(TM) Growth Index range at the time of the Portfolio's investment. This Index is a widely recognized, unmanaged index of mid-cap common stock prices. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap(TM) Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 65% investment policy. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets. MFS uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the portfolio manager and MFS's large group of equity research analysts. The Portfolio is a non-diversified mutual fund portfolio. This means that the Portfolio may invest a relatively high percentage of its assets in a small number of issuers. The Portfolio may invest in foreign securities (including emerging markets securities) through which it may have exposure to foreign currencies. The Portfolio is expected to engage in active and frequent trading to achieve its principal investment strategies. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money. High portfolio turnover results in higher transaction costs and can affect the Portfolio's performance.

  Principal Risks:
  .  company risk
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  interest rate risk
  .  leveraging risk
  .  liquidity risk
  .  management risk
  .  market risk

SP Prudential U.S. Emerging Growth Portfolio

The Portfolio's investment objective is long-term capital appreciation, which means that the Portfolio seeks investments whose price will increase over several years. The Portfolio normally invests at least 65% of its total assets in equity securities of small and medium-sized U.S. companies that Jennison Associates LLC believes have the potential for above-average growth. The Portfolio also may use derivatives for hedging or to improve the Portfolio's returns. While the Portfolio makes every effort to achieve its objective, it can't guarantee success. The Portfolio may actively and frequently trade its portfolio securities. High portfolio turnover results in higher transaction costs and can affect the Portfolio's performance. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  interest rate risk
  .  leveraging risk
  .  liquidity risk
  .  management risk
  .  market risk

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in a Portfolio could lose value, and you could lose money. The following summarizes the principal risks of investing in the Portfolios.

  Company risk. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Portfolio to sell securities at a desirable price. Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  Counterparty Risk. This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

  Credit risk. Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt -- also known as "high-yield bonds" and "junk bonds" --
 have a higher risk of default and tend to be less liquid than higher-rated securities.

  Derivatives risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Portfolios typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. A Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. A Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Portfolio investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances.

  Foreign investment risk. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Foreign investment risk is comprised of the specific risks described below.

    Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. In addition, certain hedging activities may cause the Portfolio to lose money and could reduce the amount of income available for distribution.

    Emerging market risk. To the extent that a Portfolio invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have sometimes hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

    European Economic and Monetary Union. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999, adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

    As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increase volatility for all financial markets.

    Foreign market risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

    Information risk. Financial reporting standards for companies based in foreign markets usually differ from those in the United States. Since the "numbers" themselves sometimes mean different things, the sub-advisers devote much of their research effort to understanding and assessing the impact of these differences upon a company's financial conditions and prospects.

    Liquidity risk. Stocks that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches an estimate of its value.

    Political developments. Political developments may adversely affect the value of a Portfolio's foreign securities.

    Political risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and have imposed high taxes on corporate profits.

    Regulatory risk. Some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

  High yield risk. Portfolios that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Portfolios that do not invest in such securities. High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Portfolio's ability to sell its high yield securities (liquidity risk).

  Industry/sector risk. Portfolios that invest in a single market sector or industry can accumulate larger positions in single issuers or an industry sector. As a result, the Portfolio's performance may be tied more directly to the success or failure of a smaller group of portfolio holdings.

  Interest rate risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

  Leveraging risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment contracts. The use of derivatives may also create leveraging risks. To mitigate leveraging risk, a sub-adviser can segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's securities.

  Liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

  Management risk. Actively managed investment portfolios are subject to management risk. Each sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

  Market risk. Common stocks are subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of large companies are more stable than the stock prices of smaller companies, but this is not always the case. Smaller companies often offer a smaller range of products and services than large companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

  Portfolio turnover risk. A Fund's investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions and taxable capital gain distributions to a Fund's shareholders.

                                     * * *

  For more information about the risks associated with the Portfolios, see "How the Portfolios Invest--Investment Risks."

                                     * * *

EVALUATING PERFORMANCE

--------------------------------------------------------------------------------
Diversified Bond Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.


Annual Returns* (Class I shares)

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
16.44%  7.19%   10.13%  -3.23%  20.73%   4.40%   8.57%   7.15%  -0.74%  9.72%

BEST QUARTER: 7.3% (2nd quarter of 1995)
WORST QUARTER: -2.8% (1st quarter of 1994)

* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                                                     SINCE
                                                   INCEPTION
                          1 YEAR  5 YEARS 10 YEARS (5/13/83)
                          ------  ------- -------- ---------
Class I shares             9.72%   5.75%    7.83%    8.68%
Lehman Aggregate Index**  11.63%   6.46%    7.96%    9.44%
Lipper Average***          9.36%   5.73%    7.89%    8.35%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Lehman Aggregate Index (LAI) is comprised of more than 5,000 government and corporate bonds. These returns do not include the effect of any sales charges. These returns would be lower if they included the effect of sales charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Corporate Debt Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

Equity Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)


 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
26.01%  14.17%  21.87%   2.78%  31.29%  18.52%  24.66%   9.34%  12.49%  3.28%

BEST QUARTER: 19.1% (1st quarter of 1991)
WORST QUARTER: -14.8% (3rd quarter of 1998)


* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)

--------------------------------------------------------------------------------

                                             SINCE
                                           INCEPTION
                   1 YEAR 5 YEARS 10 YEARS (5/13/83)
                   ------ ------- -------- ---------
Class I shares      3.28% 13.42%   16.08%   14.28%
S&P 500**          -9.10% 18.33%   17.44%   15.82%
Lipper Average***  -9.22% 17.39%   17.52%   14.58%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

--------------------------------------------------------------------------------
High Yield Bond Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
38.99%  17.53%  19.27%  -2.72%  17.56%  11.39%  13.78%  -2.36%  4.61%   -7.91%

BEST QUARTER: 15.9% (1st quarter of 1991)
WORST QUARTER: -9.5% (3rd quarter of 1998)

* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                                                     SINCE
                                                   INCEPTION
                           1 YEAR 5 YEARS 10 YEARS (2/23/87)
                           ------ ------- -------- ---------
Class I shares             -7.91%  3.58%   10.27%    6.74%
Lehman High Yield Index**  -5.86%  4.28%   11.16%    8.05%
Lipper Average***          -7.03%  4.08%    9.84%    7.54%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Lehman High Yield Index is made up of over 700 noninvestment grade bonds. The index is an unmanaged index that includes the reinvestment of all interest but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Portfolio. The "Since Inception" return reflects the closest calendar month-end return (2/28/87).
    Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) High Current Yield Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (2/28/87). Source: Lipper, Inc.

--------------------------------------------------------------------------------
Money Market Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not assure that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 6.16%  3.79%    2.95%   4.05%   5.80%   5.22%   5.41%   5.39%  4.97%   6.20%

BEST QUARTER: 1.73%(3rd quarter of 1991)
WORST QUARTER: .71%(2nd quarter of 1993)

* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                                            SINCE
                                          INCEPTION
                  1 YEAR 5 YEARS 10 YEARS (5/13/83)
                  ------ ------- -------- ---------
Class I shares    6.20%   5.44%   4.99%     6.30%
Lipper Average**  5.99%   5.22%   4.75%     6.23%

--------------------------------------------------------------------------------
 * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
** The Lipper Variable Insurance Products (VIP) Money Market Average is calculated by Lipper Analytical Services, Inc., and reflects the investment return of certain portfolios underlying variable life and annuity products. These returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

7-Day Yield* (as of 12/26/00)

  Money Market Portfolio       6.26%
  Average Money Market Fund**  5.89%

 * The Portfolio's yield is after deduction of expenses and does not include Contract charges.
** Source: iMoneyNet, Inc. As of 12/26/00, based on 328 funds in the iMoneyNet General Purpose Universe, First and Second Tier Money Market Fund.

--------------------------------------------------------------------------------
Prudential Jennison Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

 1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----
14.41%  31.71%  37.46%  41.76% -17.38%

BEST QUARTER: 29.5% (4th quarter of 1998)
WORST QUARTER: -16.9% (4th quarter of 2000)

* These annual returns do not include contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                                     SINCE
                                   INCEPTION
                   1 YEAR  5 YEARS (4/25/95)
                   ------- ------- ---------
Class I shares     -17.38%  19.46%   21.70%
S&P 500**           -9.10%  18.33%   20.11%
Lipper Average***   -9.22%  17.39%   19.07%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. Companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/95). Source:
     Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/95). Source: Lipper, Inc.

--------------------------------------------------------------------------------
Stock Index Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

1990   1991   1992   1993   1994   1995   1996   1997   1998   1999    2000
----   ----   ----   ----   ----   ----   ----   ----   ----   ----    ----
-3.63% 29.72% 7.13%  9.66%  1.01%  37.06% 22.57% 32.83% 28.42% 20.54% -9.03%

BEST QUARTER: 21.44% (4th quarter of 1998)
WORST QUARTER: -9.98%(3rd quarter of 1998)

* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                                             SINCE
                                           INCEPTION
                   1 YEAR 5 YEARS 10 YEARS (10/19/87)
                   ------ ------- -------- ----------
Class I shares     -9.03%  18.05%  17.08%    16.56%
S&P 500**          -9.10%  18.33%  17.44%    15.88%
Lipper Average***  -9.32%  17.98%  17.06%    15.89%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (10/31/87). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) S&P 500 Index Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (10/31/87). Source: Lipper, Inc.

--------------------------------------------------------------------------------
SP Portfolios

--------------------------------------------------------------------------------

The SP Portfolios commenced operations in 2000. No performance information is included for these Portfolios because they do not have at least one full calendar year of operation.

HOW THE PORTFOLIOS INVEST

Investment Objectives and Policies

We describe each Portfolio's investment objective and policies below. We describe certain investment instruments that appear in bold lettering below in the section entitled Other Investments and Strategies. Although we make every effort to achieve each Portfolio's objective, we can't guarantee success and it is possible that you could lose money. Unless otherwise stated, each Portfolio's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors can change investment policies that are not fundamental.

An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
Diversified Bond Portfolio

--------------------------------------------------------------------------------

Our investment objective is a high level of income over a longer term while providing reasonable safety of capital. This means we look for investments that we think will provide a high level of current income, but which are not expected to involve a substantial risk of loss of capital through default. To achieve our objective, we invest primarily in intermediate and long term debt obligations that are rated investment grade and high-quality money market investments. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------
Our Strategy                             Debt obligations, in general, are
In general, the value of debt            basically written promises to repay a
obligations moves in the opposite        debt. The terms of repayment vary
direction as interest rates -- if a      among the different types of debt
bond is purchased and then interest      obligations, as do the commitments of
rates go up, newer bonds will be         other parties to honor the
worth more relative to existing bonds    obligations of the issuer of the
because they will have a higher rate     security. The types of debt
of interest. We will adjust the mix      obligations in which we can invest
of the Portfolio's short-term,           include U.S. government securities,
intermediate and long term debt          mortgage-related securities and
obligations in an attempt to benefit     corporate bonds.
from price appreciation when interest
rates go down and to incur smaller
declines when rates go up.

--------------------------------------

Usually, at least 65% of the Portfolio's total assets will be invested in debt securities that are investment grade. This means major rating services, like Standard & Poor's Ratings Group (S&P) or Moody's Investor Service, Inc. (Moody's), have rated the securities within one of their four highest rating categories. The Portfolio may continue to hold a debt obligation if it is downgraded below investment grade after it is purchased or if it is no longer rated by a major rating service. We may also invest up to 35% of the Portfolio's total assets in lower rated securities which are riskier and considered speculative. These securities are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The Portfolio may invest without limit in debt obligations issued or guaranteed by the U.S. government and government-related entities. An example of a debt security that is backed by the full faith and credit of the U.S. government is an obligation of the Government National Mortgage Association (Ginnie Mae). In addition, we may invest in U.S. government securities issued by other government entities, like the Federal National Mortgage Association (Fannie
Mae) and the Student Loan Marketing Association (Sallie Mae) which are not backed by the full faith and credit of the U.S. government. Instead, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. The Portfolio may also invest in the debt securities of other government-related entities, like the Farm Credit System, which depend entirely upon their own resources to repay their debt.

We may also invest up to 20% of the Portfolio's total assets in debt securities issued outside the U.S. by U.S. or foreign issuers whether or not such securities are denominated in the U.S. dollar.

The Portfolio may also invest in convertible debt and convertible and preferred stocks and non-convertible preferred stock of any rating. The Portfolio will not acquire any common stock except by converting a convertible security or exercising a warrant. No more than 10% of the Portfolio's total assets will be held in common stocks, and those will usually be sold as soon as a favorable opportunity arises.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of loan participations.

Under normal conditions, the Portfolio may invest a portion of its assets in high-quality money market instruments. In response to adverse market conditions or when restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the value of the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on debt securities; purchase and sell interest rate futures contracts and options on those contracts; invest in forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into short sales against-the-box.

We may also use interest rate swaps in the management of the Portfolio.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

The Portfolio may also invest up to 30% of its net assets in reverse repurchase agreements and dollar rolls. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

--------------------------------------------------------------------------------
Equity Portfolio

--------------------------------------------------------------------------------

The investment objective of this Portfolio is capital appreciation. This means we seek investments that we believe will provide investment returns above broadly based market indexes. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------
Blend Approach                           To achieve our investment objective,
In deciding which stocks to buy, our     we invest primarily in common stocks
portfolio managers use a blend of        of major established corporations as
investment styles. That is, we invest    well as smaller companies.
in stocks that may be undervalued
given the company's earnings, assets,
cash flow and dividends and also
invest in companies experiencing some
or all of the following: a
price/earnings ratio lower than
earnings per share growth, strong
market position, improving
profitability and distinctive
attributes such as unique marketing
ability, strong research and
development, new product flow, and
financial strength.

                                         35% of the Portfolio's assets may be
                                         invested in short, intermediate or
                                         long-term debt obligations, including
                                         convertible and nonconvertible
                                         preferred stock and other equity-
                                         related securities. Up to 5% of these
                                         holdings may be rated below
                                         investment grade. These securities
                                         are considered speculative and are
                                         sometimes referred to as "junk
                                         bonds."

--------------------------------------

Up to 30% of the Portfolio's total assets may be invested in foreign securities, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities.

Under normal circumstances, the Portfolio may invest a portion of its assets in money market instruments. In addition, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments in response to adverse market conditions or when we are restructuring the portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency futures contracts and options on these futures contracts; enter into forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

--------------------------------------------------------------------------------
High Yield Bond Portfolio

--------------------------------------------------------------------------------

The investment objective of this Portfolio is a high total return. In pursuing our objective, we invest in high yield/high risk debt securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------
High Yield/High Risk                     Normally, we will invest at least 80%
Lower rated and comparable unrated       of the Portfolio's total assets in
securities tend to offer better          medium to lower rated debt
yields than higher rated securities      securities. These high-yield or "junk
with the same maturities because the     bonds" are riskier than higher rated
issuer's financial condition may not     bonds and are considered speculative.
have been as strong as that of higher
rated issuers. Changes in the
perception of the creditworthiness of
the issuers of lower rated securities
tend to occur more frequently and in
a more pronounced manner than for
issuers of higher rated securities.

                                         The Portfolio may also invest up to
                                         20% of its total assets in U.S.
                                         dollar denominated debt securities
                                         issued outside the U.S. by foreign
                                         and U.S. issuers.
--------------------------------------

The Portfolio may also acquire common and preferred stock, debt securities and convertible debt and preferred stock.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of loan participations.

Under normal circumstances, the Portfolio may invest in money market instruments. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on debt securities; purchase and sell interest rate futures contracts and options on these futures contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into short sales against-the-box.

We may also use interest rate swaps in the management of the Portfolio.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

The Portfolio may use up to 30% of its net assets in connection with reverse repurchase agreements and dollar rolls.

--------------------------------------------------------------------------------
Money Market Portfolio
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to seek the maximum current income that is consistent with stability of capital and maintenance of liquidity. This means we seek investments that we think will provide a high level of current income. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------
Steady Net Asset Value                   We invest in a diversified portfolio
The net asset value for the Portfolio    of short-term debt obligations by the
will ordinarily remain issued at $10     U.S. government, its agencies and
per share because dividends are          instrumentalities, as well as
declared and reinvested daily. The       commercial paper, asset backed
price of each share remains the same,    securities, funding agreements,
but you will have more shares when       certificates of deposit, floating and
dividends are declared.                  variable rate demand notes, notes and
--------------------------------------   other obligations issued by banks,
                                         corporations and other companies
                                         (including trust structures), and
                                         obligations issued by foreign banks,
                                         companies or foreign governments.

We make investments that meet the requirements of specific rules for money market mutual funds, such as Investment Company Act Rule 2a-7. As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments that we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security is: (i) rated in one of the two highest short-term rating categories by at least two major rating services (or if only one major rating service has rated the security, as rated by that service); or (ii) if unrated, of comparable quality in our judgment. All securities that we purchase will be denominated in U.S. dollars.

Commercial paper is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An asset-backed security is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. Funding agreements are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and will provide an adjustable rate of interest.

Certificates of deposit, time deposits and bankers' acceptances are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised.

We may purchase debt securities that include demand features, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that longer term securities can be purchased because of our expectation that we can demand repayment of the obligation at a set price within a relatively short period of time, in compliance with the rules applicable to money market mutual funds.

The Portfolio may also purchase floating rate and variable rate securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Portfolio will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Portfolio.

The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.

We may also use alternative investment strategies to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

We may purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

The Portfolio may use up to 10% of its net assets in connection with reverse repurchase agreements.

 An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of an investment at $10 per share, it is possible to lose money by investing in the Portfolio.


--------------------------------------------------------------------------------
Prudential Jennison Portfolio
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to achieve long-term growth of capital. This means we seek investments whose price will increase over several years. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------
Investment Strategy                      In pursuing our objective, we
We seek to invest in equity              normally invest 65% of the
securities of established companies      Portfolio's total assets in common
with above-average growth prospects.     stocks and preferred stocks of
We select stocks on a company-by-        companies with capitalization in
company basis using fundamental          excess of $1 billion.
analysis. In making our stock picks,
we look for companies that have had
growth in earnings and sales, high
returns on equity and assets or other
strong financial characteristics.
Often, the companies we choose have
superior management, a unique market
niche or a strong new product.

                                         For the balance of the Portfolio, we
                                         may invest in common stocks,
                                         preferred stocks and other equity-
                                         related securities of companies that
                                         are undergoing changes in management,
                                         product and/or marketing dynamics
                                         which we believe have not yet been
--------------------------------------   reflected in reported earnings or
                                         recognized by investors.

In addition, we may invest in debt securities and mortgage-related securities. These securities may be rated as low as Baa by Moody's or BBB by S&P (or if unrated, of comparable quality in our judgment).

The Portfolio may also invest in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. In addition, up to 30% of the Portfolio's assets may be invested in foreign equity and equity-related securities. For these purposes, we do not consider American Depositary Receipts
(ADRs) as foreign securities.

In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency futures contracts and options on those futures contracts; enter into forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

--------------------------------------------------------------------------------
Stock Index Portfolio
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to achieve investment results that generally correspond to the performance of publicly-traded common stocks. To achieve this goal, we attempt to duplicate the performance of the S&P 500 Composite Stock Price Index (S&P 500 Index). While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------
S&P 500 Index                            Under normal conditions, we attempt
We attempt to duplicate the              to invest in all 500 stocks
performance of the S&P 500 Index, a      represented in the S&P 500 Index in
market-weighted index which              proportion to their weighting in the
represents more than 70% of the          S&P 500 Index. We will attempt to
market value of all publicly-traded      remain as fully invested in the S&P
common stocks.                           500 Index stocks as possible in light
--------------------------------------   of cash flow into and out of the
                                         Portfolio.

To manage investments and redemptions in the Portfolio, we may temporarily hold cash or invest in high-quality money market instruments. To the extent we do so, the Portfolio's performance will differ from that of the S&P 500 Index. We attempt to minimize differences in the performance of the Portfolio and the S&P 500 Index by using stock index futures contracts, options on stock indexes and options on stock index futures contracts. The Portfolio will not use these derivative securities for speculative purposes or to hedge against a decline in the value of the Portfolio's holdings.

We may also use alternative investment strategies to try to improve the Portfolio's returns or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

We may: purchase and sell options on stock indexes; purchase and sell stock futures contracts and options on those futures contracts; and purchase and sell exchange-traded fund shares.

The Portfolio may also enter into short sales and short sales against-the-box. No more than 5% of the Portfolio's total assets may be used as collateral or segregated for purposes of securing a short sale obligation.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

 A stock's inclusion in the S&P 500 Index in no way implies S&P's opinion as to the stock's attractiveness as an investment. The portfolio is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representations regarding the advisability of investing in the portfolio. "Standard & Poor's," "Standard & Poor's 500" and "500" are trademarks of McGraw Hill.



--------------------------------------------------------------------------------
SP AIM Aggressive Growth Portfolio
--------------------------------------------------------------------------------

The Portfolio's investment objective is to achieve long-term growth of capital. The Portfolio seeks to meet this objective by investing principally in securities of companies whose earnings the portfolio managers expect to grow more than 15% per year. This investment objective is non-fundamental, meaning that we can change the objective without seeking a vote of contractholders. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------
Aggressive Growth Stock Investing        The Portfolio will invest in small-
The Portfolio invests primarily in       and medium-sized growth companies.
the common stock of small and medium-    The portfolio managers focus on
sized companies that are anticipated     companies they believe are likely to
to have excellent prospects for long-    benefit from new or innovative
term growth of earnings.                 products, services or processes as
--------------------------------------   well as those that have experienced
                                         above-average, long-term growth in
                                         earnings and have excellent prospects
                                         for future growth. The portfolio
                                         managers consider whether to sell a
                                         particular security when any of those
                                         factors materially changes.

The Portfolio may also invest up to 25% of its total assets in foreign securities. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the Portfolio may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. The Portfolio may borrow for emergency or temporary purposes. As a result, the Portfolio may not achieve its investment objective.

The Portfolio may purchase and sell stock index futures contracts and related options on stock index futures, and may purchase and sell futures contracts on foreign currencies and related options on foreign currency futures contracts. The Portfolio may invest up to 25% of its total assets in Real Estate Investment Trusts (REITs), and the Portfolio may invest in the securities of other investment companies to the extent otherwise permissible under the Investment Company Act of 1940, and the rules, regulations and orders promulgated thereunder. The Portfolio also may invest in preferred stock, convertible debt, convertible preferred stock, forward foreign currency exchange contracts, restricted securities, repurchase agreements, reverse repurchase agreements and dollar rolls, warrants, when-issued and delayed delivery securities, options on stock and debt securities, options on stock indexes, options on foreign currencies, and may loan portfolio securities. The Portfolio may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include S&P Depository Receipts, World Equity Benchmark Series, NASDAQ 100 tracking shares, Dow Jones Industrial Average Instruments and Optimised Portfolios as Listed Securities. Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investment in other investment companies. The Portfolio may invest in U.S. Government securities and may make short sales against-the-box (no more than 10% of the Portfolio's total assets may be deposited or pledged as collateral for short sales at any one time).

The Portfolio is managed by AIM Capital Management, Inc.

--------------------------------------------------------------------------------
SP Alliance Large Cap Growth Portfolio
--------------------------------------------------------------------------------

The investment objective of this Portfolio is growth of capital by pursuing aggressive investment policies. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------
Large Cap Growth                         During market declines, while adding
The Portfolio usually invests in         to positions in favored stocks, the
about 40-60 companies, with the 25       Portfolio becomes somewhat more
most highly regarded of these            aggressive, gradually reducing the
companies generally constituting         number of companies represented in
approximately 70% of the Portfolio's     its portfolio. Conversely, in rising
net assets. Alliance seeks to gain       markets, while reducing or
positive returns in good markets         eliminating fully-valued positions,
while providing some measure of          the Portfolio becomes somewhat more
protection in poor markets.              conservative, gradually increasing
--------------------------------------   the number of companies represented
                                         in the portfolio. Through this
                                         approach, Alliance seeks to gain
                                         positive returns in good markets
                                         while providing some measure of
                                         protection in poor markets. The
                                         Portfolio also may invest up to 20%
                                         of its net assets in convertible debt
                                         and convertible preferred stock and
                                         up to 15% of its total assets in
                                         equity securities of non-U.S.
                                         companies.

The Portfolio will invest in special situations from time to time. A special situation arises when, in the opinion of Alliance, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among other, liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is inherent in ordinary investment securities.

Among the principal risks of investing in the Portfolio is market risk. Because the Portfolio invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio's net asset value.

The Portfolio seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. As a matter of fundamental policy, the Portfolio normally invests at least 85% of its total assets in the equity securities of U.S. companies. The Portfolio is thus atypical from most equity mutual funds in its focus on a relatively small number of intensively researched companies. The Portfolio is designed for those seeking to accumulate capital over time with less volatility than that associated with investment in smaller companies.

Alliance's investment strategy for the Portfolio emphasizes stock selection and investment in the securities of a limited number of issuers. Alliance relies heavily upon the fundamental analysis and research of its large internal research staff, which generally follows a primary research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. An emphasis is placed on identifying companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.

In managing the Portfolio, Alliance seeks to utilize market volatility judiciously (assuming no change in company fundamentals), striving to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Portfolio normally remains nearly fully invested and does not take significant cash positions for market timing purposes.

Alliance expects the average market capitalization of companies represented in the Portfolio normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500 Index.

The Portfolio also may:

  .  invest up to 15% of its total assets in foreign securities;

  . purchase and sell exchange-traded index options and stock index futures contracts;

  . write covered exchange-traded call options on its securities of up to 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others of up to, for all options, 10% of its total assets;

  .  make short sales "against-the-box" of up to 15% of its net assets; and

  .  invest up to 10% of its total assets in illiquid securities.

The Portfolio may invest in a wide variety of equity securities including large cap stocks, convertible and preferred securities, warrants and rights. The Portfolio may also invest in foreign securities, including foreign equity securities, and other securities that represent interests in foreign equity securities, such as European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). The Portfolio may invest in American Depository Receipts
(ADRs), which are not subject to the 15% limitation on foreign securities. The Portfolio may also invest in derivatives and in short term investments, including money market securities, short term U.S. government obligations, repurchase agreements, commercial paper, banker's acceptances and certificates of deposit.

In response to adverse market conditions or when restructuring the Portfolio, Alliance may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits the ability to achieve the investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio is managed by Alliance Capital Management, L.P.

--------------------------------------------------------------------------------
SP Alliance Technology Portfolio
--------------------------------------------------------------------------------

The Portfolio emphasizes growth of capital and invests for capital appreciation. Current income is only an incidental consideration. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------
A Technology Focus                       The Portfolio invests primarily in
This Portfolio normally invests at       securities of companies expected to
least 80% of its assets in               benefit from technological advances
technology.                              and improvements (i.e., companies
--------------------------------------   that use technology extensively in
                                         the development of new or improved
                                         products or processes). The Portfolio
                                         will normally have at least 80% of
                                         its assets invested in the securities
                                         of these companies.

The Portfolio normally will have substantially all of its assets invested in equity securities, but it also invests in debt securities offering an opportunity for price appreciation. The Portfolio will invest in listed and unlisted securities, in U.S. securities, and up to 25% of its total assets in foreign securities. The Portfolio may seek income by writing listed call options.

The Portfolio's policy is to invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies.

The Portfolio also may:

  . write covered call options on its securities of up to 15% of its total assets and purchase exchange-listed call and put options, including exchange-traded index put options of up to, for all options, 10% of its total assets;

  .  invest up to 10% of its total assets in warrants;

  .  invest up to 15% of its net assets in illiquid securities; and

  .  make loans of portfolio securities of up to 30% of its total assets.

Because the Portfolio invests primarily in technology companies, factors affecting those types of companies could have a significant effect on the Portfolio's net asset value. In addition, the Portfolio's investments in technology stocks, especially those of small, less-seasoned companies, tend to be more volatile than the overall market. The Portfolio's investments in debt and foreign securities have credit risk and foreign risk.

In response to adverse market conditions or when restructuring the Portfolio, Alliance may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits the ability to achieve the investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio is managed by Alliance Capital Management, L.P.

--------------------------------------------------------------------------------
SP Davis Value Portfolio
--------------------------------------------------------------------------------

SP Davis Value Portfolio's investment objective is growth of capital. In keeping with the Davis investment philosophy, the portfolio managers select common stocks that offer the potential for capital growth over the long-term. While we will try to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------
The Davis Back-to-Basics Approach        The Portfolio invests primarily in
Under the Davis philosophy, Davis        common stocks of U.S. companies with
seeks to identify companies              market capitalizations of at least $5
possessing ten basic characteristics,    billion, but it may also invest in
which Davis believes will foster         foreign companies and U.S. companies
sustainable long-term growth.            with smaller capitalizations.
--------------------------------------

COMMON STOCKS

What They Are. Common stock represents ownership of a company.

How They Pick Them. The Davis investment philosophy stresses a back-to-basics approach: they use extensive research to buy growing companies at value prices and hold on to them for the long-term. Over the years, Davis Selected Advisers has developed a list of ten characteristics that they believe foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns. While very few companies have all ten, Davis searches for those possessing several of the characteristics that are listed below.

Why They Buy Them. SP Davis Value Portfolio buys common stock to take an ownership position in companies with growth potential, and then holds that position long enough to realize the benefits of growth.

The Portfolio may also invest in foreign securities, primarily as a way of providing additional opportunities to invest in quality overlooked growth stocks. Investment in foreign securities can also offer the Portfolio the potential for economic diversification.

WHAT DAVIS LOOKS FOR IN A COMPANY

 1. First-Class Management. The Davis investment philosophy believes that great companies are created by great managers. In visiting companies, they look for managers with a record of doing what they say they are going to do.

 2. Management Ownership. Just as they invest heavily in their own portfolios, they look for companies where individual managers own a significant stake.

 3. Strong Returns on Capital. They want companies that invest their capital wisely and reap superior returns on those investments.

 4. Lean Expense Structure. Companies that can keep costs low are able to compete better, especially in difficult times. A low cost structure sharply reduces the risk of owning a company's shares.

 5. Dominant or Growing Market Share in a Growing Market. A company that is increasing its share of a growing market has the best of both worlds.

 6. Proven Record as an Acquirer. When an industry or market downturn occurs, it is a good idea to own companies that can take advantage of attractive prices to expand operations through inexpensive acquisitions.

 7. Strong Balance Sheet. Strong finances give a company staying power to weather difficult economic cycles.

 8. Competitive Products or Services. Davis invests in companies with products that are not vulnerable to obsolescence.

 9. Successful International Operations. A proven ability to expand internationally reduces the risk of being tied too closely to the U.S. economic cycle.

10. Innovation. The savvy use of technology in any business, from a food company to an investment bank, can help reduce costs and increase sales.

Other Securities and Investment Strategies

The Portfolio invests primarily in the common stock of large capitalization domestic companies. There are other securities in which the Portfolio may invest, and investment strategies which the Portfolio may employ, but they are not principal investment strategies.

The Portfolio uses short-term investments to maintain flexibility while evaluating long-term opportunities. The Portfolio also may use short-term investments for temporary defensive purposes; in the event the portfolio managers anticipate a decline in the market values of common stock of large capitalization domestic companies, they may reduce the risk by investing in short-term securities until market conditions improve. Unlike common stocks, these investments will not appreciate in value when the market advances. In such a circumstance, the short-term investments will not contribute to the Portfolio's investment objective.

The Portfolio is managed by Davis Selected Advisers, L.P.

--------------------------------------------------------------------------------
SP Deutsche International Equity Portfolio
--------------------------------------------------------------------------------

The Portfolio seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests at least 65% of its total assets in the stocks and other securities with equity characteristics of companies in developed countries outside the United States. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------
International Equities From Developed Countries
                                         The Portfolio invests for capital
The Portfolio invests primarily in       appreciation, not income; any
the stocks of companies located in       dividend or interest income is
developed foreign countries that make    incidental to the pursuit of that
up the MSCI EAFE Index, plus Canada.     goal.
The Portfolio also may invest in
emerging markets securities.
--------------------------------------

The Portfolio invests for the long term. The Portfolio employs a strategy of growth at a reasonable price. The Portfolio seeks to identify companies outside the United States that combine strong potential for earnings growth with reasonable investment value. Such companies typically exhibit increasing rates of profitability and cash flow, yet their share prices compare favorably to other stocks in a given market and to their global peers. In evaluating stocks, the Portfolio considers factors such as sales, earnings, cash flow and enterprise value. Enterprise value is a company's market capitalization plus the value of its net debt. The Portfolio further considers the relationship between these and other quantitative factors. Together, these indicators of growth and value may identify companies with improving prospects before the market in general has taken notice.

Principal Investments

Almost all the companies in which the Portfolio invests are based in the developed foreign countries that make up the MSCI EAFE Index, plus Canada. The Portfolio may also invest a portion of its assets in companies based in the emerging markets of Latin America, the Middle East, Europe, Asia and Africa if it believes that its return potential more than compensates for the extra risks associated with these markets. Under normal market conditions investment in emerging markets is not considered to be a central element of the Portfolio's strategy. Typically, the Portfolio will not hold more than 15% of its net assets in emerging markets. The Portfolio may invest in a variety of debt securities, equity securities, and other instruments, including convertible securities, warrants, foreign securities, options (on stock, debt, stock indices, foreign currencies, and futures), futures contracts, forward foreign currency exchange contracts, interest rate swaps, loan participations, reverse repurchase agreements, dollar rolls, when-issued and delayed delivery securities, short sales, and illiquid securities. We explain each of these instruments in detail in the Statement of Additional Information.

Investment Process

Company research lies at the heart of Deutsche's investment process, as it does with many stock mutual fund portfolios. Several thousand companies are tracked to arrive at the approximately 100 stocks the Portfolio normally holds. But the process brings an added dimension to this fundamental research. It draws on the insight of experts from a range of financial disciplines -- regional stock market specialists, global industry specialists, economists and quantitative analysts. They challenge, refine and amplify each other's ideas. Their close collaboration is a critical element of the investment process.

Temporary Defensive Position. The Portfolio may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or stock market events. The Portfolio may invest up to 100% of its assets in U.S. or foreign government money market investments, or other short-term bonds that offer comparable safety, if the situation warranted. To the extent the Portfolio might adopt such a position over the course of its duration, the Portfolio may not meet its goal of long-term capital appreciation.

Primary Risks

Market Risk. Although individual stocks can outperform their local markets, deteriorating market conditions might cause an overall weakness in the stock prices of the entire market.

Stock Selection Risk. A risk that pervades all investing is the risk that the securities an investor has selected will not perform to expectations. To minimize this risk, Deutsche monitors each of the stocks in the Portfolio according to three basic quantitative criteria. They subject a stock to intensive review if:

  . its rate of price appreciation begins to trail that of its national stock index;

  . the financial analysts who follow the stock, both within Deutsche and outside, cut their estimates of the stock's future earnings; or

  . the stock's price approaches the downside target set when they first bought the stock (and may since have modified to reflect changes in market and economic conditions).

In this review, Deutsche seeks to learn if the deteriorating performance accurately reflects deteriorating prospects or if it merely reflects investor overreaction to temporary circumstances.

Foreign Stock Market Risk. From time to time, foreign capital markets have exhibited more volatility than those in the United States. Trading stocks on some foreign exchanges is inherently more difficult than trading in the United States for reasons including:

  . Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits. While these political risks have not occurred recently in the major countries in which the Portfolio invests, Deutsche analyzes countries and regions to try to anticipate these risks.

  . Information Risk. Financial reporting standards for companies based in foreign markets differ from those in the United States. Since the "numbers" themselves sometimes mean different things, Deutsche devotes much of its research effort to understanding and assessing the impact of these differences upon a company's financial conditions and prospects.

  . Liquidity Risk. Stocks that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches an estimate of its value.

  . Regulatory Risk. Some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

In an effort to reduce these foreign stock market risks, the Portfolio diversifies its investments, just as you may spread your investments among a range of securities so that a setback in one does not overwhelm your entire strategy. In this way, a reversal in one market or stock need not undermine the pursuit of long-term capital appreciation.

Currency Risk. The Portfolio invests in foreign securities denominated in foreign currencies. This creates the possibility that changes in foreign exchange rates will affect the value of foreign securities or the U.S. dollar amount of income or gain received on these securities. Deutsche seeks to minimize this risk by actively managing the currency exposure of the Portfolio.

Emerging Market Risk. To the extent that the Portfolio does invest in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. For all these reasons, the Portfolio carefully limits and balances its commitment to these markets.

Secondary Risks

Small Company Risk. Although the Portfolio generally invests in the shares of large, well-established companies, it may occasionally take advantage of exceptional opportunities presented by small companies. Such opportunities pose unique risks. Small company stocks tend to experience steeper price fluctuations -- down as well as up -- than the stocks of larger companies. A shortage of reliable information -- the same information gap that creates opportunity in small company investing -- can also pose added risk. Industrywide reversals have had a greater impact on small companies, since they lack a large company's financial resources. Finally, small company stocks are typically less liquid than large company stocks; when things are going poorly, it is harder to find a buyer for a small company's shares.

Pricing Risk. When price quotations for securities are not readily available, they are valued by the method that most accurately reflects their current worth in the judgment of the Board. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them.

The Portfolio is managed by Deutsche Asset Management, Inc.

-------------------------------------------------------------------------------
SP INVESCO Small Company Growth Portfolio
-------------------------------------------------------------------------------

The Portfolio seeks long-term capital growth. Most holdings are in small-capitalization companies. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------
A Small Cap Stock Portfolio              INVESCO is primarily looking for
The Portfolio generally invests          companies in the accelerated
primarily in the stocks of small         developing stages of their life
companies with market capitalizations    cycles, which are currently priced
under $2 billion at the time of          below INVESCO's estimation of their
purchase. The Portfolio may also         potential, have earnings which may be
invest in the stocks of companies        expected to grow faster than the U.S.
with market capitalizations in excess    economy in general, and/or offer
of $2 billion.                           earnings growth of sales, new
--------------------------------------   products, management changes, or
                                         structural changes in the economy.
                                         The Portfolio may invest up to 25% of
                                         its assets in securities of non-U.S.
                                         issuers. Securities of Canadian
                                         issuers and ADRs are not subject to
                                         this 25% limitation.

Most holdings are in small-capitalization companies -- those with market capitalizations under $2 billion at the time of purchase. Although not a principal investment, the Portfolio may use derivatives. A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments.

Although not a principal investment, the Portfolio may invest in options and futures contracts. Options and futures contracts are common types of derivatives that the Portfolio may occasionally use to hedge its investments. An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A futures contract is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

Although not a principal investment, the Portfolio may invest in repurchase agreements. In addition, the Portfolio may invest in debt securities, ADRs, convertible securities, junk bonds, warrants, options (on stock, debt, stock indices, currencies, and futures), forward foreign currency exchange contracts, interest rate swaps, when-issued and delayed delivery securities, short sales against-the-box, U.S. government securities, Brady Bonds, and illiquid securities. The Portfolio may lend its portfolio securities. In response to adverse market conditions or when restructuring the Portfolio, INVESCO may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits the ability to achieve the investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio is managed by INVESCO Funds Group, Inc.

In addition, Jennison looks for companies whose securities appear to be attractively valued relative to: each company's peer group; absolute historic valuations; and existing holdings of the Portfolio. Generally, they consider selling a security when there is an identifiable change in a company's fundamentals or when expectations of future earnings growth become fully reflected in the price of that security.

The Portfolios may invest in bonds, money market instruments and other fixed income obligations. Generally, the Portfolio will purchase only "Investment-Grade" fixed income investments. This means the obligations have received one of the four highest quality ratings determined by Moody's Investors Service, Inc. (Moody's), or Standard & Poor's Ratings Group (S&P), or one of the other nationally recognized statistical rating organizations (NRSROs). Obligations rated in the fourth category (Baa for Moody's or BBB for S&P) have speculative characteristics and are subject to a greater risk of loss of principal and interest. On occasion, the Portfolio may buy instruments that are not rated, but that are of comparable quality to the investment-grade bonds described above.

In response to adverse market, economic or political conditions, the portfolio may temporarily invest up to 100% of its assets in money market instruments or in the stock and other equity-related securities of U.S. companies. Investing heavily in money market instruments limits the ability to achieve capital appreciation, but may help to preserve the portfolio's assets when global or international markets are unstable. When the portfolio is temporarily invested in equity-related securities of U.S. companies, the portfolio may achieve capital appreciation, although not through investment in foreign companies.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell futures contracts on stock indexes, debt securities, interest rate indexes and foreign currencies and options on these futures contracts; enter into forward foreign currency exchange contracts; purchase securities on a when-issued or delayed delivery basis; and borrow up to 33-1/3% of the value of the Portfolio's total assets.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

This Portfolio is managed by Jennison Associates LLC.

--------------------------------------------------------------------------------
SP MFS Capital Opportunities Portfolio
--------------------------------------------------------------------------------
The Portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------
Capital Opportunities In Both U.S. and Foreign Stocks
                                         The portfolio focuses on companies
The Portfolio invests primarily in       which Massachusetts Financial
stocks, convertible securities, and      Services Company (MFS) believes have
depositary receipts of companies in      favorable growth prospects and
both the United States and in foreign    attractive valuations based on
countries.                               current and expected earnings or cash
--------------------------------------   flow. The Portfolio's investments may
                                         include securities listed on a
                                         securities exchange or traded in the
                                         over-the-counter markets.

MFS uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the portfolio manager and MFS' large group of equity research analysts. The Portfolio may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Generally, the Portfolio will invest no more than (i) 35% of its net assets in foreign securities and (ii) 15% in lower rated bonds, and the Portfolio will not lend more than 30% of the value of its securities.

The Portfolio can invest in a wide variety of debt and equity securities, including corporate debt, lower-rated bonds, U.S. Government securities, variable and floating rate obligations, zero coupon bonds, deferred interest bonds, PIK bonds, Brady Bonds, depositary receipts, forward contracts, futures contracts, investment company securities, options (on currencies, futures, securities and stock indices), repurchase agreements, mortgage dollar rolls, restricted securities, short sales against-the-box, warrants, and when-issued and delayed delivery securities. The Portfolio may lend its securities.

The Portfolio also may assume a temporary defensive position. In response to adverse market conditions or when restructuring the Portfolio, MFS may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits the ability to achieve the investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio is managed by Massachusetts Financial Services Company (MFS).

--------------------------------------------------------------------------------
SP MFS Mid-Cap Growth Portfolio
--------------------------------------------------------------------------------
The Portfolio's investment objective is long-term growth of capital. While we make every effort to achieve our objective, we can't guarantee success and it is possible you could lose money.

--------------------------------------
A Mid-Cap Growth Stock Portfolio        The Portfolio invests, under normal
The Portfolio invests primarily in      market conditions, at least 65% of its
companies with market capitalizations   total assets in common stocks and
equaling or exceeding $250 million      related securities, such as preferred
but not exceeding the top of the        stocks, convertible securities and
Russell Midcap(TM) Growth Index range   depository receipts for those
at the time of purchase.                securities, of companies with medium
                                        market capitalization which
                                        Massachusetts Financial Services
                                        Company (MFS) believes have above-
                                        average growth potential.

--------------------------------------

Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap(TM) Growth Index range at the time of the Portfolio's Investment. This Index is a widely recognized, unmanaged index of mid-cap common stock prices. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap(TM) Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the fund's 65% investment policy. As of December 29, 2000, the top of the Russell Midcap(TM) Growth Index range was approximately $22 billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets. MFS uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the portfolio manager and MFS's large group of equity research analysts.

The Portfolio is a non-diversified mutual fund portfolio. This means that the Portfolio may invest a relatively high percentage of its assets in a small number of issuers. As a result, the Portfolio's performance may be tied more closely to the success or failure of a smaller group of Portfolio holdings. The Portfolio may invest in foreign securities (including emerging markets securities) through which it may have exposure to foreign currencies. The Portfolio is expected to engage in active and frequent trading to achieve its principal investment strategies. Generally, the Portfolio will invest no more than (i) 20% of its net assets in foreign securities and (ii) 10% in lower rated bonds, and the Portfolio will not lend more than 30% of the value of its securities. The Portfolio may invest in a variety of debt securities, equity securities, and other instruments, including corporate debt, lower-rated bonds, U.S. government securities, variable and floating rate obligations, zero coupon bonds, deferred interest bonds, PIK bonds, depository receipts, emerging markets equity securities, forward contracts, futures contracts, investment company securities, options (on currencies, futures, securities, and stock indices), repurchase agreements, restricted securities, short sales, short sales against-the-box, short-term debt, warrants, and when-issued and delayed delivery securities. The Portfolio may borrow for temporary purposes, and lend its portfolio securities.

In response to adverse market conditions or when restructuring the Portfolio, MFS may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in the securities limits the ability to achieve the investment objective, but can help to preserve the Portfolio's assets when markets are unstable.

The Portfolio is managed by Massachusetts Financial Services Company (MFS).

--------------------------------------------------------------------------------
SP Prudential U.S. Emerging Growth Portfolio
--------------------------------------------------------------------------------
The Portfolio's investment objective is long-term capital appreciation. This means the Portfolio seeks investments whose price will increase over several years. While we make every effort to achieve its objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------
A Small/Medium-Sized Stock Portfolio     In deciding which equities to buy,
The Portfolio invests primarily in       the Portfolio uses what is known as a
the stocks of small and medium-sized     growth investment style. This means
companies with the potential for         the Portfolio invests in companies
above-average growth.                    that it believes could experience
--------------------------------------   superior sales or earnings growth. In
                                         pursuing this objective, the
                                         Portfolio normally invests at least
                                         65% of the Portfolio's total assets
                                         in equity securities of small and
                                         medium-sized U.S. companies with the
                                         potential for above-average growth.

The Portfolio considers small and medium-sized companies to be those with market capitalizations that are less than the largest capitalization of the Standard and Poor's Mid-Cap 400 Stock Index as of the end of a calendar quarter. As of December 29, 2000, this number was $13 billion. We use the market capitalization measurements used by S&P at time of purchase.

In addition to buying equities, the Portfolio may invest in other equity-related securities. Equity-related securities include American Depository Receipts (ADRs); common stocks; nonconvertible preferred stocks; warrants and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; real estate investment trusts (REITs); and similar securities.

The Portfolio also may buy convertible debt securities and convertible preferred stock. These are securities that the Portfolio can convert into the company's common stock or some other equity security. The Portfolio will only invest in investment-grade convertible securities. Generally, the Portfolio considers selling a security when, in the opinion of the investment adviser, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movements.

The Portfolio can invest up to 35% of total assets in equity securities of companies with larger or smaller market capitalizations than previously noted. The Portfolio may participate in the initial public offering (IPO) market. IPO investments may increase the Portfolio's total returns. As the Portfolio's assets grow, the impact of IPO investments will decline, which may reduce the Portfolio's total returns.

The Portfolio can invest up to 35% of total assets in foreign securities, including stocks and other equity-related securities, money market instruments and other investment-grade fixed-income securities of foreign issuers, including those in developing countries. For purposes of the 35% limit, the Portfolio does not consider ADRs and other similar receipts or shares to be foreign securities.

Fixed-income obligations include bonds and notes. The Portfolio can invest up to 35% of total assets in investment-grade corporate or government obligations. Investment-grade obligations are rated in one of the top four long-term quality ratings by a major rating service (such as Baa/BBB or better by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group, respectively). The Portfolio also may invest in obligations that are not rated, but which it believes to be of comparable quality. Obligations rated in the fourth category (Baa/BBB) have speculative characteristics. These lower-rated obligations are subject to a greater risk of loss of principal and interest. Generally, fixed-income securities provide a fixed rate of return, but provide less opportunity for capital appreciation than investing in stocks. The Portfolio will purchase money market instruments only in one of the two highest short-term quality ratings of a major rating service.

In response to adverse market, economic or political conditions, the Portfolio may temporarily invest up to 100% of the Portfolio's assets in cash or money market instruments. Investing heavily in these securities limits the Portfolio's ability to achieve capital appreciation, but can help to preserve its assets when the equity markets are unstable.

The Portfolio may also use repurchase agreements.

The Portfolio may enter into foreign currency forward contracts to protect the value of its portfolio against future changes in the level of currency exchange rates. The Portfolio may enter into such contracts on a spot, that is, cash, basis at the rate then prevailing in the currency exchange market or on a forward basis, by entering into a forward contract to purchase or sell currency.

The Portfolio may use various derivative strategies to try to improve its returns or protect its assets. The Portfolio cannot guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

The Portfolio may invest in securities issued by agencies of the U.S. Government or instrumentalities of the U.S. Government. These obligations, including those which are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association (GNMA), the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments. Securities in which the Portfolio may invest which are not backed by the full faith and credit of the United States include obligations such as those issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association, the Student Loan Marketing Association, Resolution Funding Corporation and the Tennessee Valley Authority, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Farm Credit System, the obligations of which may be satisfied only by the individual credit of the issuing agency. FHLMC investments may include collateralized mortgage obligations.

The Portfolio may invest in mortgage-backed securities, including those which represent undivided ownership interests in pools of mortgages. The U.S. Government or the issuing agency or instrumentality guarantees the payment of interest on and principal of these securities. However, the guarantees do not extend to the yield or value of the securities nor do the guarantees extend to the yield or value of the Portfolio's shares. These securities are in most cases "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.

The Portfolio may purchase and write (that is, sell) put and call options on securities, stock indexes and currencies that are traded on U.S. or foreign securities exchanges or in the over-the-counter market to seek to enhance return or to protect against adverse price fluctuations in securities in the Portfolio's portfolio. These options will be on equity securities, financial indexes (for example, S&P 500 Composite Stock Price Index) and foreign currencies. The Portfolio may write put and call options to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of securities (or currencies) that it owns against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities (or currencies) it intends to purchase.

The Portfolio may purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade to reduce certain risks of its investments and to attempt to enhance return in accordance with regulations of the Commodity Futures Trading Commission (CFTC).

The Portfolio also follows certain policies when it borrows money (the Portfolio can borrow up to 20% of the value of its total assets); lends its securities to others (the Portfolio can lend up to 33 1/3% of the value of its total assets, including collateral received in the transaction); and holds illiquid securities (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days).

Portfolio Turnover

As a result of the strategies described above, the Portfolio may have an annual portfolio turnover rate of up to 200%. Portfolio turnover is generally the percentage found by dividing the lesser of portfolio purchases or sales by the monthly average value of the portfolio. High portfolio turnover (100% or more) results in higher brokerage commissions and other transaction costs and can affect the Portfolio's performance.

The Portfolio is managed by Jennison Associates LLC.

                                     * * *

The Statement of Additional Information -- which we refer to as the SAI --
 contains additional information about the Portfolios. To obtain a copy, see the back cover page of this prospectus.

                                     * * *

Other Investments and Strategies

As indicated in the description of the Portfolios above, we may use certain of the following investment strategies to increase a Portfolio's return or protect its assets if market conditions warrant.

ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.

Convertible Debt and Convertible Preferred Stock -- A convertible security is a security -- for example, a bond or preferred stock -- that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the company's common stock but lower than the rate on the company's debt obligations. At the same time, they offer -- through their conversion mechanism -- the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

Derivatives -- A derivative is an investment instrument that derives its price, performance, value, or cash flow from one or more underlying securities or other interests. Derivatives involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment -- a security, market index, currency, interest rate or some other benchmark -- will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with a Portfolio's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy, or use any particular instrument. Any derivatives we use may not fully offset a Portfolio's underlying positions and this could result in losses to the Portfolio that would not otherwise have occurred.

Dollar Rolls -- Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar -- but not necessarily the same -- security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead, it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

Forward Foreign Currency Exchange Contracts -- A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

Futures Contracts -- A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the borrower would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

Interest Rate Swaps -- In an interest rate swap, the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into that type of a swap if we think interest rates are going down.

Joint Repurchase Account -- In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

Loan Participations -- In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

Mortgage-related Securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. We may invest in mortgage-related securities issued and guaranteed by the U.S. government or its agencies like the Federal National Mortgage Association (Fannie Maes) and the Government National Mortgage Association (Ginnie Maes) and debt securities issued (but not guaranteed) by the Federal Home Loan Mortgage Company (Freddie Macs). Private mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

Mortgage-related securities include collateralized mortgage obligations, multi-class pass through securities and stripped mortgage-backed securities. A collateralized mortgage-backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by entities such as banks, U.S. governmental entities or broker-dealers. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.

Options -- A call option on stock is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option. A put option on stock is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium. Options on debt securities are similar to stock options except that the option holder has the right to acquire or sell a debt security rather than an equity security. Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier". Unlike stock options, stock index options are always settled in cash, and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

Real Estate Investment Trusts (REITs) -- A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

Repurchase Agreements -- In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio.

Reverse Repurchase Agreements -- In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.

Short Sales -- In a short sale, we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results.

Short Sales Against-the-Box -- A short sale against-the-box means the Portfolio owns securities identical to those sold short.

When-Issued and Delayed Delivery Securities -- With when-issued or delayed delivery securities, the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater than such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

                                     * * *

Except for the Money Market Portfolio, each Portfolio also follows certain policies when it borrows money (a Portfolio may borrow up to 5% of the value of its total assets); lends its securities; and holds illiquid securities (a Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce a Portfolio's holdings in illiquid securities to no more than 15% of its net assets, as required by applicable law. A Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

The Money Market Portfolio also follows certain policies when it borrows money (the Portfolio may borrow up to 5% of the value of its total assets) and holds illiquid securities (the Portfolio may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce the Portfolio's holdings in illiquid securities to no more than 10% of its net assets, as required by applicable law. The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

HOW THE FUND IS MANAGED

--------------------------------------------------------------------------------
Board Of Directors

--------------------------------------------------------------------------------
The Board of Directors oversees the actions of the Investment Adviser, the sub-advisers and the Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

--------------------------------------------------------------------------------
Investment Adviser
--------------------------------------------------------------------------------

Prudential Investments Fund Management LLC ("PIFM"), a wholly-owned subsidiary of Prudential, serves as the overall investment adviser for the Fund. PIFM is located at Gateway Center Three, 100 Mulberry Street, Newark, N.J. 07102-4077. PIFM and its predecessors have served as manager and administrator to investment companies since 1987. As of January 31, 2001, PIFM served as the manager to 43 mutual funds, and as manager or administrator to 20 closed-end investment companies, with aggregated assets of approximately $109 billion.

The Fund uses a "manager-of-managers" structure. Under this structure, PIFM is authorized to select (with approval of the Fund's independent directors) one or more sub-advisers to handle the actual day-to-day investment management of each Portfolio. PIFM monitors each sub-adviser's performance through quantitative and qualitative analysis, and periodically reports to the Fund's board of directors as to whether each sub-adviser's agreement should be renewed, terminated or modified. PIFM also is responsible for allocating assets among the sub-advisers if a Portfolio has more than one sub-adviser. In those circumstances, the allocation for each sub-adviser can range from 0% to 100% of a Portfolio's assets, and PIFM can change the allocations without board or shareholder approval. The Fund will notify shareholders of any new sub-adviser or any material changes to any existing sub-advisory agreement.

The following chart lists the total annualized investment advisory fees to be paid in 2001 with respect to each of the Fund's Portfolios.

                                    Total advisory fees as %
Portfolio                            of average net assets
---------                           ------------------------
Diversified Bond                              0.40
Equity                                        0.45
High Yield Bond                               0.55
Money Market                                  0.40
Prudential Jennison                           0.60
Stock Index                                   0.35
SP AIM Aggressive Growth                      0.95
SP Alliance Large Cap Growth                  0.90
SP Alliance Technology                        1.15
SP Davis Value                                0.75
SP Deutsche International Equity              0.90
SP INVESCO Small Company Growth               0.95
SP MFS Capital Opportunities                  0.75
SP MFS Mid-Cap Growth                         0.80
SP Prudential U.S. Emerging Growth            0.60

--------------------------------------------------------------------------------
Investment Sub-Advisers
--------------------------------------------------------------------------------

Each Portfolio has one or more sub-advisers providing the day-to-day investment management. PIFM pays each sub-adviser out of the fee that PIFM receives from the Fund.

Jennison Associates LLC serves as the sole sub-adviser for the Prudential Jennison Portfolio and the SP Prudential U.S. Emerging Growth Portfolio. Jennison serves as a sub-adviser for a portion of the assets of the Equity Portfolio. Jennison's address is 466 Lexington Avenue, New York, NY 10017. As of December 31, 2000, Jennison had over $80.9 billion in assets under management for institutional and mutual fund clients.

Prudential Investment Management, Inc. (Prudential Investments) serves as the sole sub-adviser for the Diversified Bond Portfolio, the High Yield Bond Portfolio, the Money Market Portfolio, and the Stock Index Portfolio. Prudential Investments' address is 751 Broad Street, Newark, NJ 07102.

AIM Capital Management, Inc. (AIM Capital) serves as sub-adviser to the SP AIM Aggressive Growth Portfolio. The firm is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The sub-adviser provides investment advisory services to the Portfolio by obtaining and evaluating economic, statistical and financial information and formulating and implementing investment programs. Today, AIM Capital, together with its affiliates, advises or manages over 130 investment portfolios as of December 31, 2000, encompassing a broad range of investment objectives. AIM Capital uses a team approach to investment management. As of December 31, 2000, AIM and its affiliates managed over $170 billion in assets.

Alliance Capital Management, L.P. (Alliance) serves as the sub-adviser to the SP Alliance Technology Portfolio and the SP Alliance Large Cap Growth Portfolio. The sub-adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international investment manager. Alliance's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. As of December 31, 2000, Alliance managed $454 billion in assets.

Davis Selected Advisers, L.P. (Davis) serves as the sub-adviser to the SP Davis Value Portfolio. The sub-adviser is located at 2429 East Elvira Road, Suite 101, Tucson, Arizona 85706. As of December 31, 2000, Davis managed approximately $38 billion in assets.

Deutsche Asset Management Inc. (Deutsche), formerly known as Morgan Grenfell, Inc., serves as a sub-adviser to the SP Deutsche International Equity Portfolio. Deutsche is a wholly-owned subsidiary of Deutsche Bank AG. As of September 30, 2000 Deutsche's total assets under management exceeded $17 billion. Deutsche's address is 280 Park Avenue, New York, New York 10017.

GE Asset Management, Incorporated (GEAM) has served as an Investment Adviser to approximately 25% of the Equity Portfolio since February 16, 2001. GEAM's ultimate parent is General Electric Company. Its address is 3003 Summer Street, Stamford, Connecticut 06904. As of September 30, 2000, GEAM had in excess of $95 billion under management.

INVESCO Funds Group, Inc. (INVESCO), located at 7800 East Union Avenue, Denver, Colorado, is the sub-adviser of the SP INVESCO Small Company Growth Portfolio. INVESCO was founded in 1932 and manages over $40.2 billion for more than 2,337,791 shareholder accounts of 45 INVESCO mutual funds. INVESCO is a subsidiary of AMVESCAP PLC, an international investment management company that manages more than $402.6 billion in assets world-wide. AMVESCAP is based in London, with money managers in Europe, North and South America and the Far East.

Massachusetts Financial Services Company (MFS), located at 500 Boylston Street, Boston, MA, acts as the sub-adviser for the SP MFS Capital Opportunities Portfolio and the SP MFS Mid-Cap Growth Portfolio. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada. As of November 30, 2000, MFS managed over $141 billion in assets.

Salomon Brothers Asset Management Inc. (Salomon) serves as sub-adviser for a portion of the assets of the Equity Portfolio. It is expected that under normal circumstances Salomon will manage approximately 25% of the Portfolio. Salomon is part of the global asset management arm of Citigroup Inc., which was formed in 1998 as a result of the merger of Travelers Group and Citicorp Inc. As of September 30, 2000, Salomon managed more than $30 billion in total assets. Salomon's address is 7 World Trade Center, 37th Floor, New York, New York 10048.

--------------------------------------------------------------------------------
Portfolio Managers
--------------------------------------------------------------------------------

An Introductory Note About Prudential Investments' Fixed Income Group

Prudential Investments' Fixed Income Group, which provides portfolio management services to the Diversified Bond, High Yield Bond, Money Market and Stock Index Portfolios, manages more than $135 billion for Prudential's retail investors, institutional investors, and policyholders. Senior Managing Director James J. Sullivan heads the Group, which is organized into teams specializing in different market sectors. Top-down, broad investment decisions are made by the Fixed Income Policy Committee, whereas bottom-up security selection is made by the sector teams.

Prior to joining Prudential Investments in 1998, Mr. Sullivan was a Managing Director in Prudential's Capital Management Group, where he oversaw portfolio management and credit research for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 16 years of experience in risk management, arbitrage trading and corporate bond investing.

The Fixed Income Investment Policy Committee is comprised of key senior investment managers, including the chief investment strategist, the head of risk management and the head of quantitative management. The Committee uses a top-down approach to investment strategy, asset allocation and general risk management, identifying sectors in which to invest.

Diversified Bond Portfolio

The Corporate Team, headed by Steven Kellner, is primarily responsible for overseeing the day-to-day management of the Portfolio. This team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolios' investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.

Corporate Team

  Assets Under Management (as of December 31, 2000): $43.9 billion.

  Team Leader: Steven Kellner, CFA. General Investment Experience: 13 years.

  Portfolio Managers: 7. Average General Investment Experience: 14 years, which includes team members with significant mutual fund experience.

  Sector: U.S. investment-grade corporate securities.

  Investment Strategy: Focus is on identifying spread, credit quality and liquidity trends to capitalize on changing opportunities in the market. Ultimately, they seek the highest expected return with the least risk.

Equity Portfolio

Jeffrey Siegel, Bradley Goldberg and David Kiefer are co-managers of the portion of the Portfolio assigned to Jennison. Mr. Siegel has been an Executive Vice President of Jennison since June 1999. Previously he was at TIAA-CREF from 1988-1999, where he held positions as a portfolio manager and analyst. Prior to joining TIAA-CREF, Mr. Siegel was an analyst for Equitable Capital Management and held positions at Chase Manhattan Bank and First Fidelity Bank. Mr. Siegel earned a B.A. from Rutgers University. Mr. Goldberg, an Executive Vice President of Jennision, joined Jennison in 1974 where he also serves as Chairman of the Asset Allocation Committee. Prior to joining Jennison, he served as Vice President and Group Head in the Investment Research Division of Bankers Trust Company. He earned a B.S. from the University of Illinois and an M.B.A. from New York University. Mr. Goldberg holds a Chartered Financial Analyst (C.F.A.) designation. Mr. Kiefer has been a Senior Vice President of Jennison since August 2000. Previously, he was a Managing Director of Prudential Global Asset Management and has been with Prudential since 1986. Mr. Kiefer earned a B.S. from Princeton University and an M.B.A. from Harvard Business School. He holds a Chartered Financial Analyst (C.F.A.) designation.

Richard Sanderson, Senior Vice President and Director of Research for GEAM, will manage the portion of the Equity Portfolio assigned to GEAM. Mr. Sanderson, a Chartered Financial Analyst, has 29 years of asset management experience and has been employed with GEAM for over 5 years, and holds B.A. and M.B.A. degrees from the University of Michigan.

Michael Kagan, a Director of Salomon, will manage the portion of the Equity Portfolio assigned to Salomon. Mr. Kagan has over 15 years of asset management experience, including experience as an analyst covering the consumer products, aerospace, chemicals, and housing industries. Mr. Kagan received his B.A. from Harvard College and attended the MIT Sloan School of Management.

High Yield Bond Portfolio

The High Yield Team, headed by Casey Walsh and Paul Appleby, is primarily responsible for overseeing the day-to-day management of the fixed income portfolio of the Portfolio. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolio's investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.

High Yield Team

  Assets Under Management (as of December 31, 2000): $7.3 billion.

  Team Leader: Casey Walsh and Paul Appleby. General Investment
     Experience: 18 years and 11 years, respectively.

  Portfolio Managers: 6. Average General Investment Experience: 16 years, which includes team members with significant mutual fund experience.

  Sector: Below-investment-grade corporate securities.

  Investment Strategy: Focus is generally on bonds with high total return potential, given existing risk parameters. They also seek securities with high current income, as appropriate. The Team uses a relative value approach.

Money Market Portfolio

The Money Market Team, headed by Joseph Tully, is primarily responsible for overseeing the day-to-day management of the Portfolio. This team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolio's investment restrictions and policies.

Money Market Team

  Assets Under Management (as of December 31, 2000): $38.5 billion.

  Team Leader: Joseph Tully. General Investment Experience: 17 years.

  Portfolio Managers: 9. Average General Investment Experience: 11 years, which includes team members with significant mutual fund experience.

  Sector: High-quality short-term debt securities, including both taxable and tax-exempt instruments.

  Investment Strategy: Focus is on safety of principal, liquidity and controlled risk.

Prudential Jennison Portfolio

This Portfolio has been managed by Spiros "Sig" Segalas, Michael A. Del Balso and Kathleen A. McCarragher of Jennison Associates LLC since 1999. Mr. Segalas is a founding member and President and Chief Investment Officer of Jennison. He has been in the investment business for over 35 years. Mr. Del Balso, a Director and Executive Vice President of Jennison, has been part of the Jennison team since 1972, when he joined the firm from White, Weld & Company. Mr. Del Balso is a member of the New York Society of Security Analysts. Ms. McCarragher, Director and Executive Vice President of Jennison, is also Jennison's Growth Equity Investment Strategist, having joined Jennison in 1999 after a 20 year investment career, including positions with Weiss, Peck & Greer and State Street Management and Research Company, where she was a member of the Investment Committee.

Stock Index Portfolio

John Moschberger, CFA, Vice President of Prudential Investments, has managed this Portfolio since 1990. Mr. Moschberger joined Prudential in 1980 and has been a portfolio manager since 1986.

SP AIM Aggressive Growth Portfolio

AIM Capital Management, Inc. (AIM Capital) uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the Portfolio are -- Ryan E. Crane, Portfolio Manager, who has been responsible for the Portfolio since 2000 and has been associated with AIM Capital and/or its affiliates since 1994, Jay K. Rushin, CFA, Portfolio Manager, who has been responsible for the Portfolio since 2001 and has been associated with AIM Capital and/or its affiliates since 1994, and Robert M. Kippes, Senior Portfolio Manager, who has been associated with AIM Capital and/or its affiliates since 1989.

We set out below performance information for AIM Aggressive Growth Fund, which is a mutual fund managed by AIM according to investment objectives and practices that are substantially similar to those governing the SP AIM Aggressive Growth Portfolio. AIM Aggressive Growth Fund and SP AIM Aggressive Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of AIM Aggressive Growth Fund is not indicative of the future performance of SP AIM Aggressive Growth Portfolio. If material differences between the investment styles of AIM Aggressive Growth Fund Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP AIM Aggressive Growth Portfolio, but not AIM Aggressive Growth Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                            OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                          AIM AGGRESSIVE GROWTH FUND

(FOR THE PERIODS
ENDED
DECEMBER 31, 2000)     1 YEAR 5 YEARS 10 YEARS SINCE INCEPTION INCEPTION DATE
Class A                -2.67% 13.71%   23.54%      16.11%          5/1/84
Russell 2500 Index(1)   4.27% 13.98%   17.41%      14.15%

(1) The Russell 2500 Index is an unmanaged index which measures the stock price performance of 2,500 companies included in the Russell 3000 Index, generally those with smaller market capitalizations.

SP Alliance Large Cap Growth Portfolio

Alfred Harrison, Director and Vice Chairman of Alliance Capital Management Corporation (ACMC) leads the team managing this Portfolio, with Syed Hasnain, a Senior Portfolio Manager, also being directly involved.

Mr. Hasnain joined ACMC after working as a strategist with Merrill Lynch Capital Markets. Previously he was an international economist with Citicorp and a financial analyst at Goldman Sachs & Co. He holds a M. Phil in Finance from Cambridge University, and Sc.B. from Brown University, and studied towards a doctorate at Stanford Business School. Investment experience: 12 years.

We set out below performance information for Alliance Premier Growth Fund, which is a mutual fund managed by ACMC according to investment objectives and practices that are substantially similar to those governing the SP Alliance Large Cap Growth Portfolio. Alliance Premier Growth Fund and SP Alliance Large Cap Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of Alliance Premier Growth Fund is not indicative of the future performance of SP Alliance Large Cap Growth Portfolio. If material differences between the investment styles of Alliance Premier Growth Fund and SP Alliance Large Cap Growth Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP Alliance Large Cap Growth Portfolio, but not Alliance Premier Growth Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                            OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                         ALLIANCE PREMIER GROWTH FUND

(FOR THE PERIODS ENDED
DECEMBER 31, 2000)            1 YEAR  5 YEARS SINCE INCEPTION INCEPTION DATE
Class A                       -23.28% 19.46%      18.45%         9/28/92
Russell 1000 Growth Index(1)  -22.42% 18.15%      16.67%

(1) The Russell 1000 Growth Index is a measure of the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

SP Alliance Technology Portfolio

Peter Anastos and Gerald T. Malone manage the SP Alliance Technology Portfolio. Both portfolio managers are Senior Vice Presidents of ACMC and have been associated with ACMC for more than five years.

We set out below performance information for the Alliance Technology Fund, which is a mutual fund managed by ACMC according to investment objectives and practices that are substantially similar to those governing the SP Alliance Technology Portfolio. Alliance Technology Fund and SP Alliance Technology Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of Alliance Technology Fund is not indicative of the future performance of SP Alliance Technology Portfolio. If material differences between the investment styles of the Alliance Technology Fund and SP Alliance Technology Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP Alliance Technology Portfolio, but not Alliance Technology Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                            OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                           ALLIANCE TECHNOLOGY FUND

(FOR THE PERIODS ENDED
DECEMBER 31, 2000)         1 YEAR  5 YEARS 10 YEARS
Class A                    -27.82% 20.35%   26.21%
Nasdaq Composite Index(1)  -39.29% 18.62%   20.78%

(1) The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock Market.

SP Asset Allocation Portfolios

For the four Asset Allocation Portfolios, Prudential Investments Fund Management LLC invests in shares of other Fund Portfolios within the product according to the percentage allocations discussed in this prospectus.

SP Davis Value Portfolio

The following individuals provide day-to-day management of the SP Davis Value Portfolio.

CHRISTOPHER C. DAVIS

Responsibilities:

  .  President of Davis New York Venture Fund, Inc.
  . Also manages or co-manages other equity funds advised by Davis Selected Advisers.

Other Experience:

  . Portfolio Manager of Davis New York Venture Fund since October 1995. . Assistant Portfolio Manager and research analyst working with Shelby
     M.C. Davis from September 1989 to September 1995.

KENNETH CHARLES FEINBERG

Responsibilities:

  . Co-Portfolio Manager of Davis New York Venture Fund with Christopher C. Davis since May 1998.
  .  Also co-manages other equity funds advised by Davis Selected Advisers.

Other Experience:

  .Research analyst at Davis Selected Advisers since December 1994. .Assistant Vice President of Investor Relations for Continental Corp. from 1988 to 1994.

We set out below performance information for Davis New York Venture Fund, which is a mutual fund managed by Davis Selected Advisers, LP according to investment objectives and practices that are substantially similar to those governing the SP Davis Value Portfolio. Davis New York Venture Fund and SP Davis Value Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of Davis New York Venture Fund is not indicative of the future performance of SP Davis Value Portfolio. If material differences between the investment styles of Davis New York Venture Fund and SP Davis Value Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP Davis Value Portfolio, but not Davis New York Venture Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                             OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                          DAVIS NEW YORK VENTURE FUND

(FOR THE PERIODS
ENDED
DECEMBER 31,
2000)              1 YEAR 5 YEARS 10 YEARS SINCE INCEPTION INCEPTION DATE
Class A(1)         4.72%  19.04%   19.68%      14.80%         2/17/69
S&P 500 Index (2)  6.07%  16.76%   13.60%      12.24%

Average annual total returns earned by Class A shares of Davis New York Venture Fund for the periods listed above, after adjusting for the maximum 4.75% sales charge and with all distributions reinvested for the periods ended 12/31/00.

(1) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

(2) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

SP Deutsche International Equity Portfolio

The following portfolio managers are responsible for the day-to-day management of the Portfolio's investments:

MICHAEL LEVY

Co-Lead Portfolio Manager.

International equity strategist, overseeing the design and implementation of the firm's proprietary stock selection process.

28 years of business experience, 18 of them as an investment professional.

Degrees in mathematics and geophysics from the University of Michigan.

ROBERT REINER

Co-Lead Portfolio Manager.

Specializes in Japanese and European stock and market analysis.

Served as a Senior Financial Analyst at Scudder, Stevens & Clark from 1993 to 1994.

18 years of investment industry experience.

Degrees from the University of Southern California and Harvard University.

JULIE WANG

Co-Portfolio Manager.

Focuses on the Portfolio's Asia-Pacific investments and its emerging markets exposure.

Served as Investment Manager for American International Group's Southeast Asia portfolio from 1991 to 1994.

11 years of investment management experience.

BS in economics from Yale University, MBA from The Wharton School, University of Pennsylvania.

We set out below performance information for Deutsche International Equity Fund, which is a mutual fund managed by Deutsche Asset Management, Inc., an indirect wholly-owned subsidiary of Deutsche Bank AG according to investment objectives and practices that are substantially similar to those governing the SP Deutsche International Equity Portfolio. Deutsche International Equity Fund and SP Deutsche International Equity Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of Deutsche International Equity Fund is not indicative of the future performance of SP Deutsche International Equity Portfolio. If material differences between the investment styles of Deutsche International Equity Fund and SP Deutsche International Equity Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP Deutsche International Equity Portfolio, but not Deutsche International Equity Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

The following performance table compares the Deutsche International Equity Fund performance to that of a broad-based securities market index.

                            OTHER FUND PERFORMANCE

                    SEC STANDARDIZED AVERAGE ANNUAL RETURNS
                      DEUTSCHE INTERNATIONAL EQUITY FUND

(FOR THE PERIODS
ENDED                                  SINCE INCEPTION
DECEMBER 31, 2000)     1 YEAR  5 YEARS       (1)       INCEPTION DATE
Investor Class Shares  -20.16% 12.67%      13.68%          8/4/92
MSCI EAFE Index(1)(3)  -14.17%  7.13%      10.09%
Lipper(2)              -15.60%  9.09%      10.09%
International Funds
Average

(1) The MSCI EAFE Index and Lipper International Funds Average are calculated from July 31, 1992.

(2) Unweighted average annual return, net of fees and expenses, of all mutual funds that invested primarily in stocks and other equity securities of companies outside the United States during the periods covered.

(3) The MSCI EAFE Index of major markets in Europe, Australia and the Far East is a widely accepted benchmark of international stock performance. It is a model, not an actual portfolio. It tracks stocks in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

SP INVESCO Small Company Growth Portfolio

The following individuals are primarily responsible for the day-to-day management of the Portfolio's holdings:

Stacie Cowell -- is the lead portfolio manager of the SP INVESCO Small Company Growth Portfolio and a Chartered Financial Analyst (CFA) who joined INVESCO in 1997. She is also a vice president of INVESCO. Before joining the company, she was senior equity analyst with Founders Asset Management and capital markets and trading analyst with Chase Manhattan Bank in New York. She holds a B.A. in Economics from Colgate University and an M.S from the University of Colorado (Boulder).

We set out below performance information for INVESCO Small Company Growth Fund (Investor Class), which is a mutual fund managed by INVESCO, according to investment objectives and practices that are substantially similar to those governing the SP INVESCO Small Company Growth Portfolio. INVESCO Small Company Growth Fund and SP INVESCO Small Company Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of INVESCO Small Company Growth Fund is not indicative of the future performance of SP INVESCO Small Company Growth Portfolio. If material differences between the investment styles of INVESCO Small Company Growth Fund and SP INVESCO Small Company Growth Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP INVESCO Small Company Growth Portfolio, but not INVESCO Small Company Growth Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                             OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                       INVESCO SMALL COMPANY GROWTH FUND

(FOR THE PERIODS ENDED
DECEMBER 31, 2000)        1 YEAR  5 YEARS SINCE INCEPTION(2)
Investor Class shares(1)  -12.19% 19.34%        19.26%
Russell 2000 Index(3)     - 3.02% 10.31%        12.56%

(1) Total return figures include reinvested dividends and capital gain distributions, and include the effect of the Fund's expenses.

(2) The INVESCO Small Company Growth Fund commenced investment operations on December 27, 1991.

(3) The Russell 2000 Index is an unmanaged index of small capitalization stocks.

SP MFS Capital Opportunities Portfolio

The Portfolio is managed by Maura A. Shaughnessy, a Senior Vice President of Massachusetts Financial Services Company (MFS), who has been employed in the investment management area of MFS since 1991.

We set out below performance information for MFS Capital Opportunities Fund, which is a mutual fund managed by MFS according to investment objectives and practices that are substantially similar to those governing the SP MFS Capital Opportunities Portfolio. MFS Capital Opportunities Fund and SP MFS Capital Opportunities Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of MFS Capital Opportunities Fund is not indicative of the future performance of SP MFS Capital Opportunities Portfolio. If material differences between the investment styles of MFS Capital Opportunities Fund and SP MFS Capital Opportunities Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP MFS Capital Opportunities Portfolio, but not MFS Capital Opportunities Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                             OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                         MFS CAPITAL OPPORTUNITIES FUND

(FOR THE
PERIODS
ENDED
DECEMBER                     SINCE
31, 2000)   1 YEAR 5 YEARS INCEPTION
Class A(1)  -5.30% 21.28%   15.53%
S&P 500(2)  -9.11% 18.33%   15.98%

(1) The MFS Capital Opportunities Fund commenced investment operations on June 13, 1983. Performance results include any applicable expense subsidies and waivers, which may cause results to be more favorable.

(2) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

SP MFS Mid-Cap Growth Portfolio

The Portfolio is managed by Mark Regan, a Senior Vice President of MFS, who has been employed in the investment management area of MFS since 1989 and David E. Sette-Ducati, a Vice President of MFS, has been employed in the investment management area of MFS since 1995.

MFS and its predecessor organizations have a history of money management dating from 1924. MFS is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada.

We set out below performance information for MFS Mid-Cap Growth Fund, which is a mutual fund managed by MFS, according to investment objectives and practices that are substantially similar to those governing the SP MFS Mid-Cap Growth Portfolio. MFS Mid-Cap Growth Fund and SP MFS Mid-Cap Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of MFS Mid-Cap Growth Fund is not indicative of the future performance of SP MFS Mid-Cap Growth Portfolio. If material differences between the investment styles of MFS Mid-Cap Growth Fund and SP MFS Mid-Cap Growth Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP MFS Mid-Cap Growth Portfolio, but not MFS Mid-Cap Growth Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                             OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                            MFS MID-CAP GROWTH FUND

(FOR THE PERIODS ENDED
DECEMBER 31, 2000)               1 YEAR  5 YEARS SINCE INCEPTION
Class A(1)                         7.76% 25.29%      22.18%
Russell Mid-Cap Growth Index(2)  -11.75% 17.77%      17.26%

(1) The MFS Mid-Cap Growth Fund commenced investment operations on December 1, 1993 with the offering of Class A shares and Class B shares. Performance results include any applicable expense subsidies and waivers, which may cause the results to be more favorable.
(2) The Russell Mid-Cap Growth Index is an unmanaged index which measures the stock price performance of the 800 smallest companies in the Russell 1000 Index.

SP Prudential U.S. Emerging Growth Portfolio

Susan Hirsch has managed the retail fund counterpart of this Portfolio since it began. Ms. Hirsch joined Prudential Investments in July 1996, and is now employed by Jennison Associates LLC. Before that she was employed by Lehman Brothers Global Asset Management from 1988 to 1996 and Delphi Asset Management in 1996. She managed growth stock portfolios at both firms. Ms. Hirsch holds a B.S. from Brooklyn College and is a member of the Financial Analysts Federation and the New York Society of Security Analysts.

We set out below performance information for Prudential U.S. Emerging Growth Fund, which is a mutual fund managed by PIFM, according to investment objectives and practices that are substantially similar to those governing the SP Prudential U.S. Emerging Growth Portfolio. Prudential U.S. Emerging Growth Fund and SP Prudential U.S. Emerging Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of Prudential U.S. Emerging Growth Fund is not indicative of the future performance of SP Prudential U.S. Emerging Growth Portfolio. If material differences between the investment styles of Prudential U.S. Emerging Growth Fund and SP Prudential U.S. Emerging Growth Portfolio should develop in the future, we will disclose such differences. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                            OTHER FUND PERFORMANCE

         SEC STANDARDIZED AVERAGE ANNUAL RETURNS (1) (AS OF 12-31-00)
                     PRUDENTIAL U.S. EMERGING GROWTH FUND

                           1 YEAR  SINCE INCEPTION (12-31-96)
Class A shares             -17.82%           24.02%
S&P 400 Mid-Cap Index (2)   17.50%           20.72%
Lipper Average (3)         -10.01%           17.72%

1. The Fund's returns are after deduction of sales charges and expenses. Without the distribution and service (12b-1) fee waiver for Class A shares, the returns would have been lower.

2. The Standard & Poor's Mid-Cap 400 Composite Stock Price Index (S&P 400 Mid-Cap Index) -- an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry group representation-gives a broad look at how mid-cap stock prices have performed. These returns do not include the effect of any sales charges or operating expenses of a mutual fund portfolio. These returns would be lower if they included the effect of sales charges and operating expenses. The securities in the S&P 400 Mid-Cap Index may be very different from those in the Portfolio. Source:
    Lipper Inc.

3. The Lipper Average is based on the average return of all mutual funds in the Lipper Mid-Cap Growth Fund category and does not include the effect of any sales charges. Again, these returns would be lower if they included the effect of sales charges. Source: Lipper Inc.

HOW TO BUY AND SELL SHARES OF THE FUND

The Fund offers two classes of shares in each Portfolio--Class I and Class II. Each Class participates in the same investments within a given Portfolio, but the Classes differ as far as their charges. Class I shares are sold only to separate accounts of Prudential as investment options under certain Contracts. Class II is offered only to separate accounts of non-Prudential insurance companies as investment options under certain of their Contracts. Please refer to the accompanying Contract prospectus to see which Portfolios are available through your Contract.

The Fund sells its shares to separate accounts issuing variable annuity contracts and variable life insurance policies. To the extent dictated by its agreement with a separate account, the Fund will cooperate with the separate account in monitoring for transactions that are indicative of market timing. In addition, to the extent permitted by applicable laws and agreements, the Fund may cease selling its shares to a separate account to prevent market timing transactions.

The way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this prospectus, you should have received a prospectus for such a Contract. You should refer to that prospectus for further information on investing in the Portfolios.

Both Class I and Class II shares of a Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class II shares, however, are subject to an annual distribution or "12b-1" fee of 0.25% and an administration fee of 0.15% of the average daily net assets of Class II. Class I shares do not have a distribution or administration fee.

Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.

Net Asset Value

Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is received in good order. The NAV of each share class of each Portfolio is determined on each day the New York Stock Exchange is open for trading as of the close of the exchange's regular trading session (which is generally 4:00 p.m. New York time).

The NAV for each of the Portfolios other than the Money Market Portfolio is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding. The NAV for the Money Market Portfolio will ordinarily remain at $10 per share. (The price of each share remains the same but you will have more shares when dividends are declared.)

To determine a Portfolio's NAV, its holdings are valued as follows:

Equity Securities are generally valued at the last sale price on an exchange or NASDAQ, or if there is not a sale on that day, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

All Short-term Debt Securities held by the Money Market Portfolio are valued at amortized cost. The amortized cost valuation method is widely used by mutual funds. It means that the security is valued initially at its purchase price and then decreases in value by equal amounts each day until the security matures. It almost always results in a value that is extremely close to the actual market value. The Fund's Board of Directors has established procedures to monitor whether any material deviation between valuation and market value occurs and if so, will promptly consider what action, if any, should be taken to prevent unfair results to Contract owners.

For each Portfolio other than the Money Market Portfolio, short-term debt securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of more than 60 days, for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).

Short-term Debt Securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of Prudential or a sub-adviser, does not represent fair value.

Convertible debt securities that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by PIFM or a sub-adviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).

Other debt securities -- those that are not valued on an amortized cost basis-- are valued using an independent pricing service.

Options on stock and stock indexes that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options on futures contracts are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

Forward currency exchange contracts are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

Over-the-counter (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A sub-adviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

Securities for which no market quotations are available will be valued at fair value by PIFM under the direction of the Fund's Board of Directors.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS' principal business address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-3777. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 covering Class II shares. Under that plan, Class II of each Portfolio pays to PIMS a distribution or "12b-1" fee at the annual rate of 0.25% of the average daily net assets of Class II. This fee pays for distribution services for Class II shares. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment in Class II shares and may cost you more than paying other types of sales charges. These 12b-1 fees do not apply to Class I.

OTHER INFORMATION

Federal Income Taxes

If you own or are considering purchasing a variable contract, you should consult the prospectus for the variable contract for tax information about that variable contract. You should also consult with a qualified tax adviser for information and advice.

The SAI provides information about certain tax laws applicable to the Fund.

European Monetary Union

On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Fund will treat the euro as a separate currency from that of any participating state. The conversion may adversely affect the Fund if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Fund's service providers, or by entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.

Monitoring For Possible Conflicts

The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.

Financial Highlights

The financial highlights which follow will help you evaluate the financial performance of each Portfolio available under your Contract. The total return in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect any charges under any variable contract. The information is for Class I for the periods indicated, unless otherwise indicated.

The information has been audited by PricewaterhouseCoopers LLP, whose unqualified report, along with the financial statements, appears in the annual report, which is available upon request.

Financial Highlights

                                       Diversified Bond Portfolio
                                -----------------------------------------------
                                               Year Ended
                                              December 31,
                                -----------------------------------------------
                                  2000        1999       1998     1997    1996
                                --------    --------   --------  ------  ------
Per Share Operating Perfor-
 mance:
Net Asset Value, beginning of
 year.........................  $  10.95    $  11.06   $  11.02  $11.07  $11.31
                                --------    --------   --------  ------  ------
Income From Investment Opera-
 tions:
Net investment income.........      0.77        0.67       0.69    0.80    0.76
Net realized and unrealized
 gains on investments.........      0.26       (0.75)      0.08    0.11   (0.27)
                                --------    --------   --------  ------  ------
 Total from investment opera-
  tions.......................      1.03       (0.08)      0.77    0.91    0.49
                                --------    --------   --------  ------  ------
Less Distributions:
Dividends from net investment
 income.......................     (0.70)         --      (0.69)  (0.83)  (0.73)
Distributions from net real-
 ized gains...................        --(b)    (0.03)     (0.04)  (0.13)     --
                                --------    --------   --------  ------  ------
 Total distributions..........     (0.70)      (0.03)     (0.73)  (0.96)  (0.73)
                                --------    --------   --------  ------  ------
Net Asset Value, end of year..  $  11.28    $  10.95   $  11.06  $11.02  $11.07
                                ========    ========   ========  ======  ======
Total Investment Return:(a)...      9.72%      (0.74)%     7.15%   8.57%   4.40%
Ratios/Supplemental Data:
Net assets, end of year (in
 millions)....................  $1,269.8    $1,253.8   $1,122.6  $816.7  $720.2
Ratios to average net assets:
 Expenses.....................      0.45%       0.43%      0.42%   0.43%   0.45%
 Net investment income........      6.83%       6.25%      6.40%   7.18%   6.89%
Portfolio turnover rate.......       139%        171%       199%    224%    210%

(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

(b) Less than $0.002 per share.

                                                      Equity Portfolio
                          -----------------------------------------------------------------------------
                                            Class I                                  Class II
                          ------------------------------------------------  ---------------------------
                                           Year Ended                                    May 3, 1999(c)
                                          December 31,                       Year Ended     through
                          ------------------------------------------------  December 31,  December 31,
                            2000      1999      1998      1997      1996        2000          1999
                          --------  --------  --------  --------  --------  ------------ --------------
Per Share Operating Per-
 formance:
Net Asset Value, begin-
 ning of period ........  $  28.90  $  29.64  $  31.07  $  26.96  $  25.64     $28.92        $32.79
                          --------  --------  --------  --------  --------     ------        ------
Income from Investment
 Operations:
Net investment income...      0.51      0.54      0.60      0.69      0.71       0.39          0.28
Net realized and
 unrealized gains
 (losses) on
 investments............      0.26      3.02      2.21      5.88      3.88       0.26         (0.60)
                          --------  --------  --------  --------  --------     ------        ------
 Total from investment
  operations............      0.77      3.56      2.81      6.57      4.59       0.65         (0.32)
                          --------  --------  --------  --------  --------     ------        ------
Less Distributions:
Dividends from net in-
 vestment income........     (0.51)    (0.53)    (0.60)    (0.70)    (0.67)     (0.40)        (0.34)
Distributions in excess
 of net investment in-
 come...................     (0.02)       --        --        --        --      (0.02)           --
Distributions from net
 realized gains              (4.64)    (3.77)    (3.64)    (1.76)    (2.60)     (4.64)        (3.21)
                          --------  --------  --------  --------  --------     ------        ------
 Total distributions....     (5.17)    (4.30)    (4.24)    (2.46)    (3.27)     (5.06)        (3.55)
                          --------  --------  --------  --------  --------     ------        ------
Net Asset Value, end of
 period.................  $  24.50  $  28.90  $  29.64  $  31.07  $  26.96     $24.51        $28.92
                          ========  ========  ========  ========  ========     ======        ======
Total Investment
 Return(a)..............      3.28%    12.49%     9.34%    24.66%    18.52%      2.83%        (0.68)%
Ratios/Supplemental Da-
 ta:
Net assets, end of pe-
 riod (in millions).....  $5,652.7  $6,235.0  $6,247.0  $6,024.0  $4,814.0     $  1.8        $  0.3
Ratios to average net
 assets:
 Expenses...............      0.49%     0.47%     0.47%     0.46%     0.50%      0.91%         0.87%(b)
 Net investment income..      1.75%     1.72%     1.81%     2.27%     2.54%      1.26%         1.33%(b)
Portfolio turnover
 rate...................        78%        9%       25%       13%       20%        78%            9%

(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(b) Annualized.

(c) Commencement of offering of Class II shares.

Financial Highlights

                                           High Yield Bond Portfolio
                                       ----------------------------------------
                                                   Year Ended
                                                  December 31,
                                       ----------------------------------------
                                        2000     1999    1998     1997    1996
                                       ------   ------  ------   ------  ------
Per Share Operating Performance:
Net Asset Value, beginning of year...  $ 7.52   $ 7.21  $ 8.14   $ 7.87  $ 7.80
Income From Investment Operations:
Net investment income................    0.74     0.79    0.77     0.78    0.80
Net realized and unrealized gains
 (losses) on investments.............   (1.30)   (0.46)  (0.94)    0.26    0.06
                                       ------   ------  ------   ------  ------
 Total from investment operations....   (0.56)    0.33   (0.17)    1.04    0.86
                                       ------   ------  ------   ------  ------
Less Distributions:
Dividends from net investment in-
 come................................   (0.82)   (0.02)  (0.76)   (0.77)  (0.78)
Distributions in excess of net in-
 vestment income.....................      --       --      --       --   (0.01)
                                       ------   ------  ------   ------  ------
 Total distributions.................   (0.82)   (0.02)  (0.76)   (0.77)  (0.79)
                                       ------   ------  ------   ------  ------
Net Asset Value, end of year.........  $ 6.14   $ 7.52  $ 7.21   $ 8.14  $ 7.87
                                       ======   ======  ======   ======  ======
Total Investment Return(a)...........   (7.91)%   4.61%  (2.36)%  13.78%  11.39%
Ratios/Supplemental Data:
Net assets, end of year (in mil-
 lions)..............................  $661.3   $802.2  $789.3   $568.7  $432.9
Ratios to average net assets:
 Expenses............................    0.60%    0.60%   0.58%    0.57%   0.63%
 Net investment income...............   10.47%   10.48%  10.31%    9.78%   9.89%
Portfolio turnover rate..............      76%      58%     63%     106%     88%

(a) Total investment return is calculated assuming a purchase on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                                            Money Market Portfolio
                                    ------------------------------------------
                                                  Year Ended
                                                 December 31,
                                    ------------------------------------------
                                      2000      1999     1998    1997    1996
                                    --------  --------  ------  ------  ------
Per Share Operating Performance:
Net Asset Value, beginning of
 year.............................  $  10.00  $  10.00  $10.00  $10.00  $10.00
                                    --------  --------  ------  ------  ------
Income From Investment Operations:
Net investment income and realized
 and unrealized gains.............      0.60      0.49    0.52    0.54    0.51
Dividend and distributions........     (0.60)    (0.49)  (0.52)  (0.54)  (0.51)
                                    --------  --------  ------  ------  ------
Net Asset Value, end of year......  $  10.00  $  10.00  $10.00  $10.00  $10.00
                                    ========  ========  ======  ======  ======
Total Investment Return(a)........      6.20%     4.97%   5.39%   5.41%   5.22%
Ratios/Supplemental Data:
Net assets, end of year (in mil-
 lions)...........................  $1,238.2  $1,335.5  $920.2  $657.5  $668.8
Ratios to average net assets:
 Expenses.........................      0.44%     0.42%   0.41%   0.43%   0.44%
 Net investment income............      6.03%     4.90%   5.20%   5.28%   5.10%

(a) Total investment return is calculated assuming a purchase on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

Financial Highlights

                                           Prudential Jennison Portfolio
                          ----------------------------------------------------------------------
                                           Class I                                Class II
                          ------------------------------------------------  --------------------
                                          Year Ended
                                         December 31,                       February 10, 2000(a)
                          ------------------------------------------------        through
                            2000        1999      1998     1997     1996     December 31, 2000
                          --------    --------  --------  -------  -------  --------------------
Per Share Operating
 Performance:
Net Asset Value,
 beginning of period....  $  32.39     $ 23.91   $ 17.73  $ 14.32  $ 12.55        $ 34.25
                          --------    --------  --------  -------  -------        -------
Income From Investment
 Operations:
Net investment income
 (loss).................      0.01        0.05      0.04     0.04     0.02          (0.03)
Net realized and
 unrealized gains
 (losses) on
 investments............     (5.61)       9.88      6.56     4.48     1.78          (7.54)
                          --------    --------  --------  -------  -------        -------
 Total from investment
  operations............     (5.60)       9.93      6.60     4.52     1.80          (7.57)
                          --------    --------  --------  -------  -------        -------
Less Distributions:
Dividends from net
 investment income......        --(d)    (0.05)    (0.04)   (0.04)   (0.03)            --(d)
Dividends in excess of
 net investment income..        --(d)       --        --       --       --             --(d)
Distributions from net
 realized gains.........     (3.82)      (1.40)    (0.38)   (1.07)      --          (3.80)
                          --------    --------  --------  -------  -------        -------
 Total distributions....     (3.82)      (1.45)    (0.42)   (1.11)   (0.03)         (3.80)
                          --------    --------  --------  -------  -------        -------
Net Asset Value, end of
 period.................  $  22.97     $ 32.39  $  23.91  $ 17.73  $ 14.32        $ 22.88
                          ========    ========  ========  =======  =======        =======
Total Investment
 Return(b)..............    (17.38)%     41.76%    37.46%   31.71%   14.41%        (22.19)%
Ratios/Supplemental
 Data:
Net assets, end of
 period (in millions)...  $2,892.7    $2,770.7  $1,198.7  $ 495.9  $ 226.5        $  13.3
Ratios to average net
 assets:
 Expenses...............      0.64%       0.63%     0.63%    0.64%    0.66%          1.04%(c)
 Net investment income..      0.02%       0.17%     0.20%    0.25%    0.20%         (0.39)%(c)
Portfolio turnover
 rate...................        89%         58%       54%      60%      46%            89%

(a) Commencement of offering of Class II shares.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investments returns for less than a full year are not annualized.
(c) Annualized.
(d) Less than $0.01 per share.

                                         Stock Index Portfolio
                              -------------------------------------------------
                                               Year Ended
                                              December 31,
                              -------------------------------------------------
                                2000       1999      1998      1997      1996
                              --------   --------  --------  --------  --------
Per Share Operating
 Performance:
Net Asset Value, beginning
 of year....................  $  44.45   $  37.74  $  30.22  $  23.74  $  19.96
                              --------   --------  --------  --------  --------
Income from Investment
 Operations:
Net investment income.......      0.36       0.44      0.42      0.43      0.40
Net realized and unrealized
 gains (losses) on
 investments................     (4.37)      7.23      8.11      7.34      4.06
                              --------   --------  --------  --------  --------
 Total from investment
  operations................     (4.01)      7.67      8.53      7.77      4.46
                              --------   --------  --------  --------  --------
Less Distributions:
Dividends from net
 investment income..........     (0.37)     (0.43)    (0.42)    (0.42)    (0.40)
Distributions from net
 realized gains.............     (1.41)     (0.53)    (0.59)    (0.87)    (0.28)
                              --------   --------  --------  --------  --------
 Total distributions........     (1.78)     (0.96)    (1.01)    (1.29)    (0.68)
                              --------   --------  --------  --------  --------
Net Asset Value, end of
 year.......................  $  38.66   $  44.45  $  37.74  $  30.22  $  23.74
                              ========   ========  ========  ========  ========
Total Investment Return(a)..     (9.03)%    20.54%    28.42%    32.83%    22.57%
Ratios/Supplemental Data:
Net assets, end of year (in
 millions)..................  $4,186.0   $4,655.0  $3,548.1  $2,448.2  $1,581.4
Ratios to average net
 assets:
 Expenses...................      0.39%      0.39%     0.37%     0.37%     0.40%
 Net investment income......      0.83%      1.09%     1.25%     1.55%     1.95%
Portfolio turnover rate.....         7%         2%        3%        5%        1%

(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

Financial Highlights

                                              SP AIM Aggressive Growth Portfolio
                                              ----------------------------------
                                                    September 22, 2000 (a)
                                                           through
                                                      December 31, 2000
                                              ----------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period........                $10.00
                                                            ------
Income From Investment Operations:
Net investment income.......................                 (0.01)
Net realized and unrealized loss on
 investments................................                 (1.39)
                                                            ------
 Total from investment operations...........                 (1.40)
                                                            ------
Net Asset Value, end of period..............                $ 8.60
                                                            ======
Total Investment Return(b)..................                (14.00)%
Ratios/Supplemental Data:
Net assets, end of period (in millions).....                $  3.9
Ratios to average net assets:(c)(e)
 Expenses...................................                  1.07%
 Net investment income......................                 (0.40)%
Portfolio turnover rate(d)..................                    16%

(a) Commencement of operations.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Not annualized.

(e) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 5.57% and (4.90)%, respectively, for the period ended December 31, 2000.

                                          SP Alliance Large Cap Growth Portfolio
                                          --------------------------------------
                                                  September 22, 2000(a)
                                                         through
                                                    December 31, 2000
                                          --------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period....                 $ 10.00
                                                         -------
Income From Investment Operations:
Net investment income...................                    0.01
Net realized and unrealized loss on
 investments............................                   (1.45)
                                                         -------
 Total from investment operations.......                   (1.44)
                                                         -------
Less Distributions:
Dividends from net investment income....                   (0.01)
                                                         -------
Net Asset Value, end of period..........                 $  8.55
                                                         =======
Total Investment Return(b)..............                  (14.44)%
Ratios/Supplemental Data:
Net assets, end of period (in
 millions)..............................                 $   7.1
Ratios to average net assets:(c)(e):
 Expenses...............................                    1.10%
 Net investment income..................                    0.44%
Portfolio turnover rate(d)..............                      10%

(a) Commencement of operations.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Not annualized.

(e) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 4.26% and (2.72)%, respectively, for the period ended December 31, 2000.

Financial Highlights

                                                SP Alliance Technology Portfolio
                                                --------------------------------
                                                     September 22, 2000(a)
                                                            through
                                                       December 31, 2000
                                                --------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of year............               $10.00
                                                             ------
Income from Investment Operations:
Net investment income.........................                 0.01
Net realized and unrealized loss on invest-
 ments........................................                (2.38)
                                                             ------
 Total from investment operations.............                (2.37)
                                                             ------
Less Distributions:
Dividends from net investment income..........                (0.01)
Distributions in excess of net investment
 income(f)....................................                  --
                                                             ------
 Total distributions..........................                (0.01)
                                                             ------
Net Asset Value, end of year..................               $ 7.62
                                                             ======
Total Investment Return(b)....................               (23.71)%
Ratios/Supplemental Data:
Net assets, end of year (in millions).........               $  6.1
Ratios to average net assets:(c)(d)
 Expenses.....................................                 1.30%
 Net investment income........................                 0.37%
Portfolio turnover rate(e)....................                   23%

(a) Commencement of operations.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 4.66% and (2.99)%, respectively, for the period ended December 31, 2000.

(e) Not annualized.

(f) Less than $0.005 per share.

                                                        SP Davis Value Portfolio
                                                        ------------------------
                                                         September 22, 2000(a)
                                                                through
                                                           December 31, 2000
                                                        ------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period..................           $10.00
                                                                 ------
Income from Investment Operations:
Net investment income.................................             0.02
Net realized and unrealized gain on investments.......             0.15
                                                                 ------
 Total from investment operations.....................             0.17
                                                                 ------
Less Distributions:
Dividends from net investment income..................            (0.02)
                                                                 ------
Net Asset Value, end of period........................           $10.15
                                                                 ======
Total Investment Return(b)............................             1.69%
Ratios/Supplemental Data:
Net assets, end of period (in millions)...............           $ 12.8
Ratios to average net assets:(c)(d)
 Expenses.............................................             0.83%
 Net investment income................................             1.48%
Portfolio turnover rate(e)............................                3%

(a) Commencement of operations.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 3.16% and (0.85)%, respectively, for the period ended December 31, 2000.

(e) Not annualized.

Financial Highlights

                                      SP Deutsche International Equity Portfolio
                                      ------------------------------------------
                                                September 22, 2000(a)
                                                       through
                                                  December 31, 2000
                                      ------------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of
 period.............................                    $10.00
                                                        ------
Income From Investment Operations:
Net investment income...............                      0.01
Net realized and unrealized loss on
 investments........................                     (0.57)
                                                        ------
 Total from investment operations...                     (0.56)
                                                        ------
Net Asset Value, end of period......                    $ 9.44
                                                        ======
Total Investment Return(b)..........                     (5.20)%
Ratios/Supplemental Data:
Net assets, end of period (in
 millions)..........................                    $  7.8
Ratios to average net assets:(c)(d)
 Expenses...........................                      1.10%
 Net investment income..............                      0.55%
Portfolio turnover rate(e)..........                        51%

(a) Commencement of operations.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 4.21% and (2.56)%, respectively, for the period ended December 31, 2000.

(e) Not annualized.

                                       SP Invesco Small Company Growth Portfolio
                                       -----------------------------------------
                                                 September 22, 2000(a)
                                                        through
                                                   December 31, 2000
                                       -----------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of
 period..............................                   $ 10.00
                                                        -------
Income From Investment Operations:
Net investment loss..................                       --
Net realized and unrealized loss on
 investments.........................                     (1.62)
                                                        -------
 Total from investment operations....                     (1.62)
                                                        -------
Net Asset Value, end of period.......                   $  8.38
                                                        =======
Total Investment Return(b)...........                    (16.20)%
Ratios/Supplemental Data:
Net assets, end of period (in
 millions)...........................                   $   5.5
Ratios to average net assets:(c)(d)
 Expenses............................                      1.15%
 Net investment income...............                     (0.10)%
Portfolio turnover rate(e)...........                        29%

(a) Commencement of operations.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 4.00% and (2.95)%, respectively, for the period ended December 31, 2000.

(e) Not annualized.

Financial Highlights

                                          SP MFS Capital Opportunities Portfolio
                                          --------------------------------------
                                                  September 22, 2000(a)
                                                         through
                                                    December 31, 2000
                                          --------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period....                  $10.00
                                                          ------
Income From Investment Operations:
Net investment income...................                    0.01
Net realized and unrealized loss on in-
 vestments..............................                   (0.85)
                                                          ------
 Total from investment operations.......                   (0.84)
                                                          ------
Less Distributions:
Dividends from net investment income....                   (0.01)
                                                          ------
Net Asset Value, end of period..........                  $ 9.15
                                                          ======
Total Investment Return(b)..............                   (8.39)%
Ratios/Supplemental Data:
Net assets, end of period (in mil-
 lions).................................                  $  4.3
Ratios to average net assets:(c)(d)
 Expenses...............................                    1.00%
 Net investment income..................                    0.40%
Portfolio turnover rate(e)..............                      25%

(a) Commencement of operations.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(c) Annualized.
(d) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 5.48% and (4.08)%, respectively, for the period ended December 31, 2000.
(e) Not annualized.

                                                 SP MFS Mid-Cap Growth Portfolio
                                                 -------------------------------
                                                      September 22, 2000(a)
                                                             through
                                                        December 31, 2000
                                                 -------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of period...........              $10.00
                                                             ------
Income from Investment Operations:
Net investment income..........................                0.02
Net realized and unrealized loss on invest-
 ments.........................................               (0.25)
                                                             ------
 Total from investment operations..............               (0.23)
                                                             ------
Less Distributions:
Dividends from net investment income...........               (0.02)
Distributions from net realized gains..........               (0.06)
                                                             ------
 Total distributions...........................               (0.08)
                                                             ------
Net Asset Value, end of period.................              $ 9.69
                                                             ======
Total Investment Return(b).....................               (2.26)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)........              $  5.6
Ratios to average net assets:(c)(d)
 Expenses......................................                1.00%
 Net investment income.........................                1.16%
Portfolio turnover rate (e)....................                  27%

(a)Commencement of operations.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(c) Annualized.
(d) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 4.59% and (2.43)%, respectively, for the period ended December 31, 2000.
(e) Not annualized.

Financial Highlights

                                    SP Prudential U.S. Emerging Growth Portfolio
                                    --------------------------------------------
                                               September 22, 2000 (a)
                                                      through
                                                 December 31, 2000
                                    --------------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of pe-
 riod.............................                    $ 10.00
                                                      -------
Income from Investment Operations:
Net investment income.............                       0.01
Net realized and unrealized loss
 on investments...................                      (1.62)
                                                      -------
 Total from investment opera-
  tions...........................                      (1.61)
                                                      -------
Less Distributions:
Dividends from net investment in-
 come.............................                      (0.01)
                                                      -------
 Total distributions..............                      (0.01)
                                                      -------
Net Asset Value, end of period....                    $  8.38
                                                      =======
Total Investment Return(b)........                     (16.11)%
Ratios/Supplemental Data:
Net assets, end of period (in mil-
 lions)...........................                    $   6.4
Ratios to average net
 assets:(c)(e)
 Expenses.........................                       0.90%
 Net investment income............                       0.49%
Portfolio turnover rate(d)........                         82%

(a) Commencement of operations.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(c) Annualized.
(d) Not annualized.
(e) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 4.26% and (2.87)%, respectively, for the period ended December 31, 2000.

For more information

Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

Statement of Additional Information (SAI)

(incorporated by reference into this prospectus)

Annual Report

(including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

Semi-Annual Report

To obtain these documents or to ask any questions about the Fund:

  Call toll-free (800) 778-2255

  Write to The Prudential Series Fund, Inc., 751 Broad Street, Newark, NJ 07102-3777

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

By Electronic Request:

publicinfo@sec.gov

(The SEC charges a fee to copy documents.)

In Person:

Public Reference Room
in Washington, DC
(For hours of operation, call 1-202-942-8090)

Via the Internet:

on the EDGAR Database at
http://www.sec.gov

SEC File No. 811-03623

                        The Prudential Series Fund, Inc.
--------------------------------------------------------------------------------

                                   Prospectus

                                  May 1, 2001


                         Prudential Jennison Portfolio
                   SP Jennison International Growth Portfolio

                         [LOGO OF PRUDENTIAL FINANCIAL]

--------------------------------------------------------------------------------

                  As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

                  A particular Portfolio may not be
                  available under the variable life
                  insurance or variable annuity contract
                  which you have chosen. The prospectus of the specific contract which you have chosen will indicate which Portfolios are available and should be read in conjunction with this prospectus.

--------------------------------------------------------------------------------

Table of Contents

  1  RISK/RETURN SUMMARY
  1  Investment Objectives and Principal Strategies
  2  Principal Risks
  4  Evaluating Performance
  6  HOW THE PORTFOLIOS INVEST
  6  Investment Objectives and Policies
  6  Prudential Jennison Portfolio
  7  SP Jennison International Growth Portfolio
  8  OTHER INVESTMENTS AND STRATEGIES
  8  ADRs
  8  Convertible Debt and Convertible Preferred Stock
  8  Derivatives
  9  Dollar Rolls
  9  Forward Foreign Currency Exchange Contracts
  9  Futures Contracts
  9  Interest Rate Swaps
  9  Joint Repurchase Account
  9  Loan Participations
  9  Mortgage-related Securities
 10  Options
 10  Real Estate Investment Trusts
 10  Repurchase Agreements
 10  Reverse Repurchase Agreements
 10  Short Sales
 10  Short Sales Against-the-Box
 10  When-Issued and Delayed Delivery Securities
 11  HOW THE FUND IS MANAGED
 11  Board of Directors
 11  Investment Adviser
 11  Investment Sub-Advisers
 12  Portfolio Managers
 13  HOW TO BUY AND SELL SHARES OF THE FUND
 13  Net Asset Value
 14  Distributor
 15  OTHER INFORMATION
 15  Federal Income Taxes
 15  European Monetary Union
 15  Monitoring for Possible Conflicts
 F-1 FINANCIAL HIGHLIGHTS

(For more information--see back cover)

RISK/RETURN SUMMARY

This prospectus provides information about The Prudential Series Fund, Inc. (the Fund), which consists of thirty six separate portfolios (each, a Portfolio).

The Fund offers two classes of shares in each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America (Prudential) as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts. Not every portfolio is available under every contract. The prospectus for each Contract lists the Portfolios currently available through that Contract.

This section highlights key information about the Portfolios available under your Contract. Additional information follows this summary and is also provided in the Fund's Statement of Additional Information (SAI).

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The following summarizes the investment objectives, principal strategies and principal risks for each of the Portfolios. We describe the terms listed as principal risks on page 2. While we make every effort to achieve the investment objective for each Portfolio, we can't guarantee success and it is possible that you could lose money.

Prudential Jennison Portfolio

The Portfolio's investment objective is to achieve long-term growth of capital. To achieve this objective, we invest primarily in equity securities of major, established corporations that we believe offer above-average growth prospects. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  foreign investment risk
  .  management risk
  .  market risk

SP Jennison International Growth Portfolio

The Portfolio's investment objective is long-term growth of capital. The Portfolio seeks to achieve this objective by investing in equity-related securities of foreign issuers. This means the Portfolio looks for investments that Jennison Associates LLC thinks will increase in value over a period of years. To achieve its objective, the Portfolio invests primarily in the common stock of large and medium-sized foreign companies. Under normal circumstances, the Portfolio invests at least 65% of its total assets in common stock of foreign companies operating or based in at least five different countries. The Portfolio looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies. These companies typically have characteristics such as above average growth in earnings and cash flow, improving profitability, strong balance sheets, management strength and strong market share for its products. The Portfolio also tries to buy such stocks at attractive prices in relation to their growth prospects. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  interest rate risk
  .  market risk

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in a Portfolio could lose value, and you could lose money. The following summarizes the principal risks of investing in the Portfolios.

  Company risk. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Portfolio to sell securities at a desirable price. Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  Credit risk. Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt -- also known as "high-yield bonds" and "junk bonds" -- have a higher risk of default and tend to be less liquid than higher-rated securities.

  Derivatives risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Portfolios typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. A Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. A Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Portfolio investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances.

  Foreign investment risk. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Foreign investment risk is comprised of the specific risks described below.

    Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. In addition, certain hedging activities may cause the Portfolio to lose money and could reduce the amount of income available for distribution.

    Emerging market risk. To the extent that a Portfolio invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have sometimes hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

    European Economic and Monetary Union. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999, adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

    As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increase volatility for all financial markets.

    Foreign market risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

    Information risk. Financial reporting standards for companies based in foreign markets usually differ from those in the United States. Since the "numbers" themselves sometimes mean different things, the sub-advisers devote much of their research effort to understanding and assessing the impact of these differences upon a company's financial conditions and prospects.

    Liquidity risk. Stocks that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches an estimate of its value.

    Political developments. Political developments may adversely affect the value of a Portfolio's foreign securities.

    Political risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and have imposed high taxes on corporate profits.

    Regulatory risk. Some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

  Interest rate risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

  Management risk. Actively managed investment portfolios are subject to management risk. Each sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

  Market risk. Common stocks are subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of large companies are more stable than the stock prices of smaller companies, but this is not always the case. Smaller companies often offer a smaller range of products and services than large companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

                                     * * *

  For more information about the risks associated with the Portfolios, see "How the Portfolios Invest--Investment Risks."

                                     * * *

EVALUATING PERFORMANCE

--------------------------------------------------------------------------------
Prudential Jennison Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                                    [GRAPH]

                           1996              14.41%
                           1997              31.71%
                           1998              37.46%
                           1999              41.76%
                           2000             (17.38)%

BEST QUARTER: 29.5% (4th quarter of 1998)
WORST QUARTER: -16.9% (4th quarter of 2000)

  * These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                                     SINCE     SINCE
                                    CLASS I  CLASS II
                                   INCEPTION INCEPTION
                   1 YEAR  5 YEARS (4/25/95) (2/10/00)
                   ------  ------- --------- ---------
Class I shares     -17.38%  19.46%   21.70%      --
Class II shares       --      --       --     -22.19%
S&P 500**           -9.10%  18.33%   20.11%    -4.29%
Lipper Average***   -9.22%  17.39%   19.07%    -6.20%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. Companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/95 for Class I shares, and 1/31/00 for Class II shares). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/95 for Class I shares, and 1/31/00 for Class II shares).
    Source: Lipper, Inc.

--------------------------------------------------------------------------------
SP Portfolios

--------------------------------------------------------------------------------

The SP Portfolios commenced operations in 2000. No performance information is included for these Portfolios because they do not have at least one full calendar year of operation.

HOW THE PORTFOLIOS INVEST

Investment Objectives and Policies

We describe each Portfolio's investment objective and policies below. We describe certain investment instruments that appear in bold lettering below in the section entitled Other Investments and Strategies. Although we make every effort to achieve each Portfolio's objective, we can't guarantee success and it is possible that you could lose money. Unless otherwise stated, each Portfolio's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors can change investment policies that are not fundamental.

An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
Prudential Jennison Portfolio
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to achieve long-term growth of capital. This means we seek investments whose price will increase over several years. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
Investment Strategy
We seek to invest in equity securities of established companies with above-average growth prospects. We select stocks on a company-by-company basis using fundamental analysis. In making our stock picks, we look for companies that have had growth in earnings and sales, high returns on equity and assets or other strong financial characteristics. Often, the companies we choose have superior management, a unique market niche or a strong new product.
--------------------------------------------------------------------------------
In pursuing our objective, we normally invest 65% of the Portfolio's total assets in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.

For the balance of the Portfolio, we may invest in common stocks, preferred stocks and other equity-related securities of companies that are undergoing changes in management, product and/or marketing dynamics which we believe have not yet been reflected in reported earnings or recognized by investors.

In addition, we may invest in debt securities and mortgage-related securities. These securities may be rated as low as Baa by Moody's or BBB by S&P (or if unrated, of comparable quality in our judgment).

The Portfolio may also invest in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. In addition, up to 30% of the Portfolio's assets may be invested in foreign equity and equity-related securities. For these purposes, we do not consider American Depositary Receipts
(ADRs) as foreign securities.

In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency futures contracts and options on those futures contracts; enter into forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

--------------------------------------------------------------------------------
SP Jennison International Growth Portfolio
--------------------------------------------------------------------------------

The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio seeks to achieve its objective through investment in equity-related securities of foreign companies. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
A Foreign Stock Growth Portfolio
The Portfolio seeks long-term growth by investing in the common stock of foreign companies. The Portfolio generally invests in about 60 securities of issuers located in at least five different foreign countries.
--------------------------------------------------------------------------------
This means the Portfolio seeks investments -- primarily the common stock of foreign companies -- that will increase in value over a period of years. A company is considered to be a foreign company if it satisfies at least one of the following criteria: its securities are traded principally on stock exchanges in one or more foreign countries; it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more foreign countries; it maintains 50% or more of its assets in one or more foreign countries; it is organized under the laws of a foreign country; or its principal executive office is located in a foreign country.

The Portfolio invests in about 60 securities of primarily non-U.S. growth companies whose shares appear attractively valued on a relative and absolute basis. The Portfolio looks for companies that have above-average actual and potential earnings growth over the long term and strong financial and operational characteristics. The Portfolio selects stocks on the basis of individual company research. Thus, country, currency and industry weightings are primarily the result of individual stock selections. Although the Portfolio may invest in companies of all sizes, the Portfolio typically focuses on large and medium sized companies. Under normal conditions, the Portfolio intends to invest at least 65% of its total assets in the equity-related securities of foreign companies in at least five foreign countries. The Portfolio may invest anywhere in the world, including North America, Western Europe, the United Kingdom and the Pacific Basin, but generally not the U.S.

The principal type of equity-related security in which the Portfolio invests is common stock. In addition to common stock, the Portfolio may invest in other equity-related securities that include, but are not limited to, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible or exchangeable for common or preferred stock and master limited partnerships. The Portfolio may also invest in ADRs, which we consider to be equity-related securities.

In deciding which stocks to purchase for the Portfolio, Jennison looks for growth companies that have both strong fundamentals and appear to be attractively valued relative to their growth potential. Jennison uses a bottom-up approach in selecting securities for the Portfolio, which means that they select stocks based on individual company research, rather than allocating by country or sector. In researching which stocks to buy, Jennison looks at a company's basic financial and operational characteristics as well as compare the company's stock price to the price of stocks of other companies that are its competitors, absolute historic valuation levels for that company's stock, its earnings growth and the price of existing portfolio holdings. Another important part of Jennison's research process is to have regular contact with management of the companies that they purchase in order to confirm earnings expectations and to assess management's ability to meet its stated goals. Although the Portfolio may invest in companies of all sizes, it typically focuses on large and medium sized companies.

Generally, Jennison looks for companies that have one or more of the following characteristics: actual and potential growth in earnings and cash flow; actual and improving profitability; strong balance sheets; management strength; and strong market share for the company's products.

In addition, Jennison looks for companies whose securities appear to be attractively valued relative to: each company's peer group; absolute historic valuations; and existing holdings of the Portfolio. Generally, they consider selling a security when there is an identifiable change in a company's fundamentals or when expectations of future earnings growth become fully reflected in the price of that security.

The Portfolios may invest in bonds, money market instruments and other fixed income obligations. Generally, the Portfolio will purchase only "Investment-Grade" fixed income investments. This means the obligations have received one of the four highest quality ratings determined by Moody's Investors Service, Inc. (Moody's), or Standard & Poor's Ratings Group (S&P), or one of the other nationally recognized statistical rating organizations (NRSROs). Obligations rated in the fourth category (Baa for Moody's or BBB for S&P) have speculative characteristics and are subject to a greater risk of loss of principal and interest. On occasion, the Portfolio may buy instruments that are not rated, but that are of comparable quality to the investment-grade bonds described above.

In response to adverse market, economic or political conditions, the portfolio may temporarily invest up to 100% of its assets in money market instruments or in the stock and other equity-related securities of U.S. companies. Investing heavily in money market instruments limits the ability to achieve capital appreciation, but may help to preserve the portfolio's assets when global or international markets are unstable. When the portfolio is temporarily invested in equity-related securities of U.S. companies, the portfolio may achieve capital appreciation, although not through investment in foreign companies.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell futures contracts on stock indexes, debt securities, interest rate indexes and foreign currencies and options on these futures contracts; enter into forward foreign currency exchange contracts; purchase securities on a when-issued or delayed delivery basis; and borrow up to 33-1/3% of the value of the Portfolio's total assets.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

This Portfolio is managed by Jennison Associates LLC.

                                     * * *

The Statement of Additional Information -- which we refer to as the SAI --
 contains additional information about the Portfolios. To obtain a copy, see the back cover page of this prospectus.

                                     * * *

OTHER INVESTMENTS AND STRATEGIES

As indicated in the description of the Portfolios above, we may use certain of the following investment strategies to increase a Portfolio's return or protect its assets if market conditions warrant.

ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.

Convertible Debt and Convertible Preferred Stock -- A convertible security is a security -- for example, a bond or preferred stock -- that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the company's common stock but lower than the rate on the company's debt obligations. At the same time, they offer -- through their conversion mechanism -- the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

Derivatives -- A derivative is an investment instrument that derives its price, performance, value, or cash flow from one or more underlying securities or other interests. Derivatives involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment -- a security, market index, currency, interest rate or some other benchmark -- will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with a Portfolio's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy, or use any particular instrument. Any derivatives we use may not fully offset a Portfolio's underlying positions and this could result in losses to the Portfolio that would not otherwise have occurred.

Dollar Rolls -- Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar -- but not necessarily the same -- security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead, it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

Forward Foreign Currency Exchange Contracts -- A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

Futures Contracts -- A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the borrower would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

Interest Rate Swaps -- In an interest rate swap, the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into that type of a swap if we think interest rates are going down.

Joint Repurchase Account -- In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

Loan Participations -- In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

Mortgage-related Securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. We may invest in mortgage-related securities issued and guaranteed by the U.S. government or its agencies like the Federal National Mortgage Association (Fannie Maes) and the Government National Mortgage Association (Ginnie Maes) and debt securities issued (but not guaranteed) by the Federal Home Loan Mortgage Company (Freddie
Macs). Private mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

Mortgage-related securities include collateralized mortgage obligations, multi-class pass through securities and stripped mortgage-backed securities. A collateralized mortgage-backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by entities such as banks, U.S. governmental entities or broker-dealers. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.

Options -- A call option on stock is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option. A put option on stock is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium. Options on debt securities are similar to stock options except that the option holder has the right to acquire or sell a debt security rather than an equity security. Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier". Unlike stock options, stock index options are always settled in cash, and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

Real Estate Investment Trusts (REITs) -- A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

Repurchase Agreements -- In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio.

Reverse Repurchase Agreements -- In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.

Short Sales -- In a short sale, we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results.

Short Sales Against-the-Box -- A short sale against-the-box means the Portfolio owns securities identical to those sold short.

When-Issued and Delayed Delivery Securities -- With when-issued or delayed delivery securities, the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater than such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

                                     * * *

Each Portfolio also follows certain policies when it borrows money (a Portfolio may borrow up to 5% of the value of its total assets); lends its securities; and holds illiquid securities (a Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce a Portfolio's holdings in illiquid securities to no more than 15% of its net assets, as required by applicable law. A Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

HOW THE FUND IS MANAGED

--------------------------------------------------------------------------------
Board Of Directors

--------------------------------------------------------------------------------
The Board of Directors oversees the actions of the Investment Adviser, the sub-advisers and the Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

--------------------------------------------------------------------------------
Investment Adviser
--------------------------------------------------------------------------------

Prudential Investments Fund Management LLC ("PIFM"), a wholly-owned subsidiary of Prudential, serves as the overall investment adviser for the Fund. PIFM is located at Gateway Center Three, 100 Mulberry Street, Newark, N.J. 07102-4077. PIFM and its predecessors have served as manager and administrator to investment companies since 1987. As of January 31, 2001, PIFM served as the manager to 43 mutual funds, and as manager or administrator to 20 closed-end investment companies, with aggregated assets of approximately $109 billion.

The Fund uses a "manager-of-managers" structure. Under this structure, PIFM is authorized to select (with approval of the Fund's independent directors) one or more sub-advisers to handle the actual day-to-day investment management of each Portfolio. PIFM monitors each sub-adviser's performance through quantitative and qualitative analysis, and periodically reports to the Fund's board of directors as to whether each sub-adviser's agreement should be renewed, terminated or modified. PIFM also is responsible for allocating assets among the sub-advisers if a Portfolio has more than one sub-adviser. In those circumstances, the allocation for each sub-adviser can range from 0% to 100% of a Portfolio's assets, and PIFM can change the allocations without board or shareholder approval. The Fund will notify shareholders of any new sub-adviser or any material changes to any existing sub-advisory agreement.

The following chart lists the total annualized investment advisory fees to be paid in 2001 with respect to each of the Fund's Portfolios.

                                  Total advisory fees as %
Portfolio                          of average net assets
---------                         ------------------------
Prudential Jennison                         0.60
SP Jennison International Growth            0.85


--------------------------------------------------------------------------------
Investment Sub-Advisers
--------------------------------------------------------------------------------

Each Portfolio has one or more sub-advisers providing the day-to-day investment management. PIFM pays each sub-adviser out of the fee that PIFM receives from the Fund.

Jennison Associates LLC serves as the sole sub-adviser for the Prudential Jennison Portfolio and the SP Jennison International Growth Portfolio. Jennison's address is 466 Lexington Avenue, New York, NY 10017. As of December 31, 2000, Jennison had over $80.9 billion in assets under management for institutional and mutual fund clients.

--------------------------------------------------------------------------------
Portfolio Managers
--------------------------------------------------------------------------------

Prudential Jennison Portfolio

This Portfolio has been managed since 1999 by Spiros "Sig" Segalas, Michael A. Del Balso, and Kathleen A. McCarragher of Jennison Associates LLC. Mr. Segalas is a founding member and President and Chief Investment Officer of Jennison. He has been in the investment business for over 35 years. Mr. Del Balso, a Director and Executive Vice President of Jennison, has been part of the Jennison team since 1972 when he joined the firm from White, Weld & Company. Mr. Del Balso is a member of the New York Society of Security Analysts. Ms. McCarragher, Director and Executive Vice President of Jennison, is also Jennison's Growth Equity Investment Strategist, having joined Jennison in 1999 after a 20 year investment career, including positions with Weiss, Peck & Greer and State Street Management and Research Company, where she was a member of the Investment Committee.

SP Jennison International Growth Portfolio

The Portfolio is co-managed by Howard Moss and Blair Boyer. Mr. Moss and Mr. Boyer have worked together managing international equity portfolios since 1989. Howard Moss has been an Executive Vice President and Director of Jennison since 1993. Mr. Moss has been in the investment business for 30 years. Mr. Moss received a B.A. from the University of Liverpool. Blair Boyer is an Executive Vice President and Director of Jennison and has been with Jennison since 1993. Mr. Boyer received a B.A. from Bucknell University and an M.B.A. from New York University.

We set out below performance information for Jennison International Growth Fund, which is a mutual fund managed by Jennison according to investment objectives and practices that are substantially similar to those governing the SP Jennison International Growth Portfolio. Jennison International Growth Fund and SP Jennison International Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of Jennison International Growth Fund is not indicative of the future performance of SP Jennison International Growth Portfolio. If material differences between the investment styles of Jennison International Growth Fund and SP Jennison International Growth Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP Jennison International Growth Portfolio, but not Jennison International Growth Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                             OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                       JENNISON INTERNATIONAL GROWTH FUND

(FOR THE PERIODS ENDED
DECEMBER 31, 2000)                        SINCE INCEPTION             INCEPTION DATE
 Class A                                      -31.70%                     3/1/00
 Lipper International Fund Avg.(1)            -15.47%

(1) Unweighted average annual return, net of fees and expenses, of all mutual funds that invested primarily in stocks and other equity securities of companies outside the United States during the periods covered.

HOW TO BUY AND SELL SHARES OF THE FUND

The Fund offers two classes of shares in each Portfolio--Class I and Class II. Each Class participates in the same investments within a given Portfolio, but the Classes differ as far as their charges. Class I shares are sold only to separate accounts of Prudential as investment options under certain Contracts. Class II is offered only to separate accounts of non-Prudential insurance companies as investment options under certain of their Contracts. Please refer to the accompanying Contract prospectus to see which Portfolios are available through your Contract.

The Fund sells its shares to separate accounts issuing variable annuity contracts and variable life insurance policies. To the extent dictated by its agreement with a separate account, the Fund will cooperate with the separate account in monitoring for transactions that are indicative of market timing. In addition, to the extent permitted by applicable laws and agreements, the Fund may cease selling its shares to a separate account to prevent market timing transactions.

The way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this prospectus, you should have received a prospectus for such a Contract. You should refer to that prospectus for further information on investing in the Portfolios.

Both Class I and Class II shares of a Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class II shares, however, are subject to an annual distribution or "12b-1" fee of 0.25% and an administration fee of 0.15% of the average daily net assets of Class II. Class I shares do not have a distribution or administration fee.

Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.

Net Asset Value

Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is received in good order. The NAV of each share class of each Portfolio is determined on each day the New York Stock Exchange is open for trading as of the close of the exchange's regular trading session (which is generally 4:00 p.m. New York time).

The NAV for each of the Portfolios is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding.

To determine a Portfolio's NAV, its holdings are valued as follows:

Equity Securities are generally valued at the last sale price on an exchange or NASDAQ, or if there is not a sale on that day, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

Short-term Debt Securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of Prudential or a sub-adviser, does not represent fair value.

For each Portfolio, short-term debt securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of more than 60 days, for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).

Convertible debt securities that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by PIFM or a sub-adviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).

Other debt securities -- those that are not valued on an amortized cost basis -- are valued using an independent pricing service.

Options on stock and stock indexes that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options on futures contracts are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

Forward currency exchange contracts are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

Over-the-counter (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A sub-adviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

Securities for which no market quotations are available will be valued at fair value by PIFM under the direction of the Fund's Board of Directors.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS' principal business address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-3777. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 covering Class II shares. Under that plan, Class II of each Portfolio pays to PIMS a distribution or "12b-1" fee at the annual rate of 0.25% of the average daily net assets of Class II. This fee pays for distribution services for Class II shares. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment in Class II shares and may cost you more than paying other types of sales charges. These 12b-1 fees do not apply to Class I.

OTHER INFORMATION

Federal Income Taxes

If you own or are considering purchasing a variable contract, you should consult the prospectus for the variable contract for tax information about that variable contract. You should also consult with a qualified tax adviser for information and advice.

The SAI provides information about certain tax laws applicable to the Fund.

European Monetary Union

On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Fund will treat the euro as a separate currency from that of any participating state. The conversion may adversely affect the Fund if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Fund's service providers, or by entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.

Monitoring For Possible Conflicts

The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.

Financial Highlights

The financial highlights which follow will help you evaluate the financial performance of each Portfolio available under your Contract. The total return in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect any charges under any variable contract. The information is for Class I for the periods indicated, unless otherwise indicated.

The information has been audited by PricewaterhouseCoopers LLP, whose unqualified report, along with the financial statements, appears in the annual report, which is available upon request.

Financial Highlights

                                          Prudential Jennison Portfolio
                          --------------------------------------------------------------------
                                          Class I                               Class II
                          ----------------------------------------------  --------------------
                                         Year Ended
                                        December 31,                      February 10, 2000(a)
                          ----------------------------------------------        through
                            2000        1999      1998     1997    1996    December 31, 2000
                          --------    --------  --------  ------  ------  --------------------
Per Share Operating
 Performance:
Net Asset Value,
 beginning of period....  $  32.39    $  23.91  $  17.73  $14.32  $12.55         $34.25
                          --------    --------  --------  ------  ------         ------
Income From Investment
 Operations:
Net investment income
 (loss).................      0.01        0.05      0.04    0.04    0.02          (0.03)
Net realized and
 unrealized gains
 (losses) on
 investments............     (5.61)       9.88      6.56    4.48    1.78          (7.54)
                          --------    --------  --------  ------  ------         ------
 Total from investment
  operations............     (5.60)       9.93      6.60    4.52    1.80          (7.57)
                          --------    --------  --------  ------  ------         ------
Less Distributions:
Dividends from net
 investment income......        --(d)    (0.05)    (0.04)  (0.04)  (0.03)            --(d)
Dividends in excess of
 net investment income..        --(d)       --        --      --      --             --(d)
Distributions from net
 realized gains.........     (3.82)      (1.40)    (0.38)  (1.07)     --          (3.80)
                          --------    --------  --------  ------  ------         ------
 Total distributions....     (3.82)      (1.45)    (0.42)  (1.11)  (0.03)         (3.80)
                          --------    --------  --------  ------  ------         ------
Net Asset Value, end of
 period.................  $  22.97    $  32.39  $  23.91  $17.73  $14.32         $22.88
                          ========    ========  ========  ======  ======         ======
Total Investment
 Return(b)..............    (17.38)%     41.76%    37.46%  31.71%  14.41%        (22.19)%
Ratios/Supplemental
 Data:
Net assets, end of
 period (in millions)...  $2,892.7    $2,770.7  $1,198.7  $495.9  $226.5         $ 13.3
Ratios to average net
 assets:
 Expenses...............      0.64%       0.63%     0.63%   0.64%   0.66%          1.04%(c)
 Net investment income..      0.02%       0.17%     0.20%   0.25%   0.20%         (0.39)%(c)
Portfolio turnover
 rate...................        89%         58%       54%     60%     46%            89%

(a) Commencement of offering of Class II shares.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investments returns for less than a full year are not annualized.
(c) Annualized.
(d) Less than $0.01 per share.

                          SP Jennison International Growth Portfolio
                          -----------------------------------------------------
                                 Class I                       Class II
                          ----------------------          ---------------------
                          September 22, 2000(a)           October 4, 2000(b)
                                 through                        through
                            December 31, 2000              December 31, 2000
                          ----------------------          ---------------------
Per Share Operating
 Performance:
Net Asset Value,
 beginning of period....         $               10.00          $                9.79
                                 ---------------------          ---------------------
Income from Investment
 Operations:
Net investment income
 (loss).................                          0.01                             --(g)
                                 ---------------------          ---------------------
Net realized and
 unrealized loss on
 investments............                         (1.51)                         (1.31)
                                 ---------------------          ---------------------
 Total from investment
  operations............                         (1.50)                         (1.31)
                                 ---------------------          ---------------------
Net Asset Value, end of
 period.................         $                8.50          $                8.48
                                 =====================          =====================
Total Investment
 Return(c)..............                        (15.00)%                       (13.28)%
Ratios/Supplemental
 Data:
Net assets, end of
 period (in millions)...         $                 7.6          $                 2.7
Ratios to average net
 assets:(d)(f)
 Expenses...............                          1.24%                          1.64%
 Net investment income..                          0.51%                         (0.00)%
Portfolio turnover
 rate(e)................                            12%                            12%

(a) Commencement of offering of Class I Shares.
(b) Commencement of offering of Class II Shares.
(c) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(d) Annualized.
(e) Not annualized.
(f) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 3.44% and (1.69)%, respectively, for Class I and 3.84% and (2.20)%, respectively, for Class II for the period ended December 31, 2000.
(g) Less than $ 0.005 per share.

For more information

Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

Statement of Additional Information (SAI)

(incorporated by reference into this prospectus)

Annual Report

(including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

Semi-Annual Report

To obtain these documents or to ask any questions about the Fund:

  Call toll-free (800) 778-2255

  Write to The Prudential Series Fund, Inc., 751 Broad Street, Newark, NJ 07102-3777

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

By Electronic Request:

publicinfo@sec.gov

(The SEC charges a fee to copy documents.)

In Person:

Public Reference Room
in Washington, DC
(For hours of operation, call 1-202-942-8090)

Via the Internet:

on the EDGAR Database at
http://www.sec.gov

SEC File No. 811-03623

                        The Prudential Series Fund, Inc.
--------------------------------------------------------------------------------

                                   Prospectus

                                  May 1, 2001



                         Prudential Jennison Portfolio

                                Value Portfolio

                   SP Jennison International Growth Portfolio

                  SP Prudential U.S. Emerging Growth Portfolio


                  [LOGO OF PRUDENTIAL FINANCIAL APPEARS HERE]

--------------------------------------------------------------------------------

                  As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

                  A particular Portfolio may not be
                  available under the variable life
                  insurance or variable annuity contract
                  which you have chosen. The prospectus of the specific contract which you have chosen will indicate which Portfolios are available and should be read in conjunction with this prospectus.

--------------------------------------------------------------------------------

Table of Contents

  1  RISK/RETURN SUMMARY
  1  Investment Objectives and Principal Strategies
  2  Principal Risks
  5  Evaluating Performance
  8  HOW THE PORTFOLIOS INVEST
  8  Investment Objectives and Policies
  8  Prudential Jennison Portfolio
  9  Value Portfolio
  9  SP Jennison International Growth Portfolio
 11  SP Prudential U.S. Emerging Growth Portfolio
 13  OTHER INVESTMENTS AND STRATEGIES
 13  ADRs
 13  Convertible Debt and Convertible Preferred Stock
 13  Derivatives
 13  Dollar Rolls
 13  Forward Foreign Currency Exchange Contracts
 14  Futures Contracts
 14  Interest Rate Swaps
 14  Joint Repurchase Account
 14  Loan Participations
 14  Mortgage-related Securities
 15  Options
 15  Real Estate Investment Trusts
 15  Repurchase Agreements
 15  Reverse Repurchase Agreements
 15  Short Sales
 15  Short Sales Against-the-Box
 15  When-Issued and Delayed Delivery Securities
 16  HOW THE FUND IS MANAGED
 16  Board of Directors
 16  Investment Adviser
 16  Investment Sub-Advisers
 17  Portfolio Managers
 19  HOW TO BUY AND SELL SHARES OF THE FUND
 19  Net Asset Value
 21  Distributor
 21  OTHER INFORMATION
 21  Federal Income Taxes
 21  European Monetary Union
 21  Monitoring for Possible Conflicts
 F-1 FINANCIAL HIGHLIGHTS

(For more information--see back cover)

RISK/RETURN SUMMARY

This prospectus provides information about The Prudential Series Fund, Inc. (the Fund), which consists of thirty six separate portfolios (each, a Portfolio).

The Fund offers two classes of shares in each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America (Prudential) as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts. Not every portfolio is available under every contract. The prospectus for each Contract lists the Portfolios currently available through that Contract.

This section highlights key information about the Portfolios available under your Contract. Additional information follows this summary and is also provided in the Fund's Statement of Additional Information (SAI).

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The following summarizes the investment objectives, principal strategies and principal risks for each of the Portfolios. We describe the terms listed as principal risks on page 3. While we make every effort to achieve the investment objective for each Portfolio, we can't guarantee success and it is possible that you could lose money.

Prudential Jennison Portfolio

The Portfolio's investment objective is to achieve long-term growth of capital. To achieve this objective, we invest primarily in equity securities of major, established corporations that we believe offer above-average growth prospects. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  foreign investment risk
  .  management risk
  .  market risk

Value Portfolio

The Portfolio's investment objective is capital appreciation. To achieve our objective, we invest primarily in common stocks that are undervalued -- those stocks that are trading below their underlying asset value, cash generating ability and overall earnings and earnings growth. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  credit risk
  .  foreign investment risk
  .  interest rate risk
  .  market risk

SP Jennison International Growth Portfolio

The Portfolio's investment objective is long-term growth of capital. The Portfolio seeks to achieve this objective by investing in equity-related securities of foreign issuers. This means the Portfolio looks for investments that Jennison Associates LLC thinks will increase in value over a period of years. To achieve its objective, the Portfolio invests primarily in the common stock of large and medium-sized foreign companies. Under normal circumstances, the Portfolio invests at least 65% of its total assets in common stock of foreign companies operating or based in at least five different countries. The Portfolio looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies. These companies typically have characteristics such as above average growth in earnings and cash flow, improving profitability, strong balance sheets, management strength and strong market share for its products. The Portfolio also tries to buy such stocks at attractive prices in relation to their growth prospects. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  interest rate risk
  .  market risk

SP Prudential U.S. Emerging Growth Portfolio

The Portfolio's investment objective is long-term capital appreciation, which means that the Portfolio seeks investments whose price will increase over several years. The Portfolio normally invests at least 65% of its total assets in equity securities of small and medium-sized U.S. companies that Jennison Associates LLC believes have the potential for above-average growth. The Portfolio also may use derivatives for hedging or to improve the Portfolio's returns. While the Portfolio makes every effort to achieve its objective, it can't guarantee success. The Portfolio may actively and frequently trade its portfolio securities. High portfolio turnover results in higher transaction costs and can affect the Portfolio's performance. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  interest rate risk
  .  leveraging risk
  .  liquidity risk
  .  management risk
  .  market risk


PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in a Portfolio could lose value, and you could lose money. The following summarizes the principal risks of investing in the Portfolios.

  Company risk. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Portfolio to sell securities at a desirable price. Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  Credit risk. Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt -- also known as "high-yield bonds" and "junk bonds" --
 have a higher risk of default and tend to be less liquid than higher-rated securities.

  Derivatives risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Portfolios typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. A Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. A Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Portfolio investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances.

  Foreign investment risk. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Foreign investment risk is comprised of the specific risks described below.

    Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. In addition, certain hedging activities may cause the Portfolio to lose money and could reduce the amount of income available for distribution.

    Emerging market risk. To the extent that a Portfolio invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have sometimes hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

    European Economic and Monetary Union. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999, adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

    As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increase volatility for all financial markets.

    Foreign market risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

    Information risk. Financial reporting standards for companies based in foreign markets usually differ from those in the United States. Since the "numbers" themselves sometimes mean different things, the sub-advisers devote much of their research effort to understanding and assessing the impact of these differences upon a company's financial conditions and prospects.

    Liquidity risk. Stocks that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches an estimate of its value.

    Political developments. Political developments may adversely affect the value of a Portfolio's foreign securities.

    Political risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and have imposed high taxes on corporate profits.

    Regulatory risk. Some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

  Interest rate risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

  Leveraging risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment contracts. The use of derivatives may also create leveraging risks. To mitigate leveraging risk, a sub-adviser can segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's securities.

  Liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

  Management risk. Actively managed investment portfolios are subject to management risk. Each sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

  Market risk. Common stocks are subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of large companies are more stable than the stock prices of smaller companies, but this is not always the case. Smaller companies often offer a smaller range of products and services than large companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

                                     * * *

  For more information about the risks associated with the Portfolios, see "How the Portfolios Invest--Investment Risks."

                                     * * *

EVALUATING PERFORMANCE

--------------------------------------------------------------------------------
Prudential Jennison Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

 1996    1997    1998    1999     2000
 ----    ----    ----    ----     ----
14.41%  31.71%  37.46%  41.76%  -17.38%

BEST QUARTER: 29.5% (4th quarter of 1998)
WORST QUARTER: -16.9% (4th quarter of 2001)

* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                                     SINCE     SINCE
                                    CLASS I  CLASS II
                                   INCEPTION INCEPTION
                   1 YEAR  5 YEARS (4/25/95) (2/10/00)
                   ------  ------- --------- ---------
Class I shares     -17.38%  19.46%   21.70%       --
Classs II shares       --      --       --    -22.19%
S&P 500**           -9.10%  18.33%   20.11%    -4.29%
Lipper Average***   -9.22%  17.39%   19.07%    -6.20%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. Companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/95 for Class I shares, and 1/31/00 for Class II shares). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/95 for Class I shares, and 1/31/00 for Class II shares).
    Source: Lipper, Inc.

--------------------------------------------------------------------------------
Value Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
27.50%  10.14%  22.28%   1.44%  21.70%  21.74%  36.61%  -2.38%  12.52%  15.59%

BEST QUARTER: 16.54%(2nd quarter of 1997)
WORST QUARTER: -18.14% (3rd quarter of 1998)

* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus. The annual returns shown are for Class I shares. The annual returns for Class II shares would have been lower than for Class I shares due to differences in expenses.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                                              SINCE
                                            INCEPTION
                   1 YEAR  5 YEARS 10 YEARS (2/19/88)
                   ------  ------- -------- ---------
Class I shares     15.59%   16.12%  16.17%    14.77%
S&P 500**          -9.10%   18.33%  17.44%    16.12%
Lipper Average***   6.74%   15.08%  15.80%    13.89%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (2/29/88). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Equity Income Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (2/29/88). Source: Lipper, Inc.

--------------------------------------------------------------------------------
SP Portfolios

--------------------------------------------------------------------------------

The SP Portfolios commenced operations in 2000. No performance information is included for these Portfolios because they do not have at least one full calendar year of operation.

HOW THE PORTFOLIOS INVEST

Investment Objectives and Policies

We describe each Portfolio's investment objective and policies below. We describe certain investment instruments that appear in bold lettering below in the section entitled Other Investments and Strategies. Although we make every effort to achieve each Portfolio's objective, we can't guarantee success and it is possible that you could lose money. Unless otherwise stated, each Portfolio's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors can change investment policies that are not fundamental.

An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
Prudential Jennison Portfolio
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to achieve long-term growth of capital. This means we seek investments whose price will increase over several years. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
Investment Strategy
We seek to invest in equity securities of established companies with above-average growth prospects. We select stocks on a company-by-company basis using fundamental analysis. In making our stock picks, we look for companies that have had growth in earnings and sales, high returns on equity and assets or other strong financial characteristics. Often, the companies we choose have superior management, a unique market niche or a strong new product.
--------------------------------------------------------------------------------
In pursuing our objective, we normally invest 65% of the Portfolio's total assets in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.

For the balance of the Portfolio, we may invest in common stocks, preferred stocks and other equity-related securities of companies that are undergoing changes in management, product and/or marketing dynamics which we believe have not yet been reflected in reported earnings or recognized by investors.

In addition, we may invest in debt securities and mortgage-related securities. These securities may be rated as low as Baa by Moody's or BBB by S&P (or if unrated, of comparable quality in our judgment).

The Portfolio may also invest in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. In addition, up to 30% of the Portfolio's assets may be invested in foreign equity and equity-related securities. For these purposes, we do not consider American Depositary Receipts
(ADRs) as foreign securities.

In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency futures contracts and options on those futures contracts; enter into forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

--------------------------------------------------------------------------------
Value Portfolio

--------------------------------------------------------------------------------

The investment objective of this Portfolio is to seek capital appreciation.
This means we focus on stocks that are undervalued -- those stocks that are trading below their underlying asset value, cash generating ability, and overall earnings and earnings growth. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
Contrarian Approach
To achieve our value investment strategy, we generally take a strong contrarian approach to investing. In other words, we usually buy stocks that are out of favor and that many other investors are selling, and we attempt to invest in companies and industries before other investors recognize their true value. Using these guidelines, we focus on long-term performance, not short-term gain.

--------------------------------------------------------------------------------
We will normally invest at least 65% of the Portfolio's total assets in equity and equity-related securities. We buy common stock of companies of every size -- small, medium and large capitalization. When deciding which stocks to buy, we look at a company's earnings, balance sheet and cash flow and then at how these factors impact the stock's price and return. We also buy equity-related securities -- like bonds, corporate notes and preferred stock -- that can be converted into a company's common stock or other equity security.
Up to 35% of the Portfolio's total assets may be invested in other debt obligations including non-convertible preferred stock. When acquiring these types of securities, we usually invest in obligations rated A or better by Moody's or S&P. We may also invest in obligations rated as low as CC by Moody's or Ca by S&P. These securities are considered speculative and are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

Up to 30% of the Portfolio's total assets may be invested in foreign securities, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities.

Under normal circumstances, the Portfolio may invest up to 35% of its total assets in high-quality money market instruments. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

--------------------------------------------------------------------------------
SP Jennison International Growth Portfolio
--------------------------------------------------------------------------------

The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio seeks to achieve its objective through investment in equity-related securities of foreign companies. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
A Foreign Stock Growth Portfolio
The Portfolio seeks long-term growth by investing in the common stock of foreign companies. The Portfolio generally invests in about 60 securities of issuers located in at least five different foreign countries.
--------------------------------------------------------------------------------
This means the Portfolio seeks investments -- primarily the common stock of foreign companies -- that will increase in value over a period of years. A company is considered to be a foreign company if it satisfies at least one of the following criteria: its securities are traded principally on stock exchanges in one or more foreign countries; it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more foreign countries; it maintains 50% or more of its assets in one or more foreign countries; it is organized under the laws of a foreign country; or its principal executive office is located in a foreign country.

The Portfolio invests in about 60 securities of primarily non-U.S. growth companies whose shares appear attractively valued on a relative and absolute basis. The Portfolio looks for companies that have above-average actual and potential earnings growth over the long term and strong financial and operational characteristics. The Portfolio selects stocks on the basis of individual company research. Thus, country, currency and industry weightings are primarily the result of individual stock selections. Although the Portfolio may invest in companies of all sizes, the Portfolio typically focuses on large and medium sized companies. Under normal conditions, the Portfolio intends to invest at least 65% of its total assets in the equity-related securities of foreign companies in at least five foreign countries. The Portfolio may invest anywhere in the world, including North America, Western Europe, the United Kingdom and the Pacific Basin, but generally not the U.S.

The principal type of equity-related security in which the Portfolio invests is common stock. In addition to common stock, the Portfolio may invest in other equity-related securities that include, but are not limited to, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible or exchangeable for common or preferred stock and master limited partnerships. The Portfolio may also invest in ADRs, which we consider to be equity-related securities.

In deciding which stocks to purchase for the Portfolio, Jennison looks for growth companies that have both strong fundamentals and appear to be attractively valued relative to their growth potential. Jennison uses a bottom-up approach in selecting securities for the Portfolio, which means that they select stocks based on individual company research, rather than allocating by country or sector. In researching which stocks to buy, Jennison looks at a company's basic financial and operational characteristics as well as compare the company's stock price to the price of stocks of other companies that are its competitors, absolute historic valuation levels for that company's stock, its earnings growth and the price of existing portfolio holdings. Another important part of Jennison's research process is to have regular contact with management of the companies that they purchase in order to confirm earnings expectations and to assess management's ability to meet its stated goals. Although the Portfolio may invest in companies of all sizes, it typically focuses on large and medium sized companies.

Generally, Jennison looks for companies that have one or more of the following characteristics: actual and potential growth in earnings and cash flow; actual and improving profitability; strong balance sheets; management strength; and strong market share for the company's products.

In addition, Jennison looks for companies whose securities appear to be attractively valued relative to: each company's peer group; absolute historic valuations; and existing holdings of the Portfolio. Generally, they consider selling a security when there is an identifiable change in a company's fundamentals or when expectations of future earnings growth become fully reflected in the price of that security.

The Portfolios may invest in bonds, money market instruments and other fixed income obligations. Generally, the Portfolio will purchase only "Investment-Grade" fixed income investments. This means the obligations have received one of the four highest quality ratings determined by Moody's Investors Service, Inc. (Moody's), or Standard & Poor's Ratings Group (S&P), or one of the other nationally recognized statistical rating organizations (NRSROs). Obligations rated in the fourth category (Baa for Moody's or BBB for S&P) have speculative characteristics and are subject to a greater risk of loss of principal and interest. On occasion, the Portfolio may buy instruments that are not rated, but that are of comparable quality to the investment-grade bonds described above.

In response to adverse market, economic or political conditions, the portfolio may temporarily invest up to 100% of its assets in money market instruments or in the stock and other equity-related securities of U.S. companies. Investing heavily in money market instruments limits the ability to achieve capital appreciation, but may help to preserve the portfolio's assets when global or international markets are unstable. When the portfolio is temporarily invested in equity-related securities of U.S. companies, the portfolio may achieve capital appreciation, although not through investment in foreign companies.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell futures contracts on stock indexes, debt securities, interest rate indexes and foreign currencies and options on these futures contracts; enter into forward foreign currency exchange contracts; purchase securities on a when-issued or delayed delivery basis; and borrow up to 33-1/3% of the value of the Portfolio's total assets.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

This Portfolio is managed by Jennison Associates LLC.

--------------------------------------------------------------------------------
SP Prudential U.S. Emerging Growth Portfolio
--------------------------------------------------------------------------------
The Portfolio's investment objective is long-term capital appreciation. This means the Portfolio seeks investments whose price will increase over several years. While we make every effort to achieve its objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
A Small/Medium-Sized Stock Portfolio
The Portfolio invests primarily in the stocks of small and medium-sized companies with the potential for above-average growth.
--------------------------------------------------------------------------------
In deciding which equities to buy, the Portfolio uses what is known as a growth investment style. This means the Portfolio invests in companies that it believes could experience superior sales or earnings growth. In pursuing this objective, the Portfolio normally invests at least 65% of the Portfolio's total assets in equity securities of small and medium-sized U.S. companies with the potential for above-average growth.

The Portfolio considers small and medium-sized companies to be those with market capitalizations that are less than the largest capitalization of the Standard and Poor's Mid-Cap 400 Stock Index as of the end of a calendar quarter. As of December 29, 2000, this number was $13 billion. We use the market capitalization measurements used by S&P at time of purchase.

In addition to buying equities, the Portfolio may invest in other equity-related securities. Equity-related securities include American Depository Receipts (ADRs); common stocks; nonconvertible preferred stocks; warrants and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; real estate investment trusts (REITs); and similar securities.

The Portfolio also may buy convertible debt securities and convertible preferred stock. These are securities that the Portfolio can convert into the company's common stock or some other equity security. The Portfolio will only invest in investment-grade convertible securities. Generally, the Portfolio considers selling a security when, in the opinion of the investment adviser, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movements.

The Portfolio can invest up to 35% of total assets in equity securities of companies with larger or smaller market capitalizations than previously noted. The Portfolio may participate in the initial public offering (IPO) market. IPO investments may increase the Portfolio's total returns. As the Portfolio's assets grow, the impact of IPO investments will decline, which may reduce the Portfolio's total returns.

The Portfolio can invest up to 35% of total assets in foreign securities, including stocks and other equity-related securities, money market instruments and other investment-grade fixed-income securities of foreign issuers, including those in developing countries. For purposes of the 35% limit, the Portfolio does not consider ADRs and other similar receipts or shares to be foreign securities.

Fixed-income obligations include bonds and notes. The Portfolio can invest up to 35% of total assets in investment-grade corporate or government obligations. Investment-grade obligations are rated in one of the top four long-term quality ratings by a major rating service (such as Baa/BBB or better by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group, respectively). The Portfolio also may invest in obligations that are not rated, but which it believes to be of comparable quality. Obligations rated in the fourth category (Baa/BBB) have speculative characteristics. These lower-rated obligations are subject to a greater risk of loss of principal and interest. Generally, fixed-income securities provide a fixed rate of return, but provide less opportunity for capital appreciation than investing in stocks. The Portfolio will purchase money market instruments only in one of the two highest short-term quality ratings of a major rating service.

In response to adverse market, economic or political conditions, the Portfolio may temporarily invest up to 100% of the Portfolio's assets in cash or money market instruments. Investing heavily in these securities limits the Portfolio's ability to achieve capital appreciation, but can help to preserve its assets when the equity markets are unstable.

The Portfolio may also use repurchase agreements.

The Portfolio may enter into foreign currency forward contracts to protect the value of its portfolio against future changes in the level of currency exchange rates. The Portfolio may enter into such contracts on a spot, that is, cash, basis at the rate then prevailing in the currency exchange market or on a forward basis, by entering into a forward contract to purchase or sell currency.

The Portfolio may use various derivative strategies to try to improve its returns or protect its assets. The Portfolio cannot guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

The Portfolio may invest in securities issued by agencies of the U.S. Government or instrumentalities of the U.S. Government. These obligations, including those which are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association (GNMA), the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments. Securities in which the Portfolio may invest which are not backed by the full faith and credit of the United States include obligations such as those issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association, the Student Loan Marketing Association, Resolution Funding Corporation and the Tennessee Valley Authority, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Farm Credit System, the obligations of which may be satisfied only by the individual credit of the issuing agency. FHLMC investments may include collateralized mortgage obligations.

The Portfolio may invest in mortgage-backed securities, including those which represent undivided ownership interests in pools of mortgages. The U.S. Government or the issuing agency or instrumentality guarantees the payment of interest on and principal of these securities. However, the guarantees do not extend to the yield or value of the securities nor do the guarantees extend to the yield or value of the Portfolio's shares. These securities are in most cases "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.

The Portfolio may purchase and write (that is, sell) put and call options on securities, stock indexes and currencies that are traded on U.S. or foreign securities exchanges or in the over-the-counter market to seek to enhance return or to protect against adverse price fluctuations in securities in the Portfolio's portfolio. These options will be on equity securities, financial indexes (for example, S&P 500 Composite Stock Price Index) and foreign currencies. The Portfolio may write put and call options to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of securities (or currencies) that it owns against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities (or currencies) it intends to purchase.

The Portfolio may purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade to reduce certain risks of its investments and to attempt to enhance return in accordance with regulations of the Commodity Futures Trading Commission (CFTC).

The Portfolio also follows certain policies when it borrows money (the Portfolio can borrow up to 20% of the value of its total assets); lends its securities to others (the Portfolio can lend up to 33 1/3% of the value of its total assets, including collateral received in the transaction); and holds illiquid securities (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days).

Portfolio Turnover

As a result of the strategies described above, the Portfolio may have an annual portfolio turnover rate of up to 200%. Portfolio turnover is generally the percentage found by dividing the lesser of portfolio purchases or sales by the monthly average value of the portfolio. High portfolio turnover (100% or more) results in higher brokerage commissions and other transaction costs and can affect the Portfolio's performance.

The Portfolio is managed by Jennison Associates LLC.

                                     * * *

The Statement of Additional Information -- which we refer to as the SAI --
 contains additional information about the Portfolios. To obtain a copy, see the back cover page of this prospectus.

                                     * * *

OTHER INVESTMENTS AND STRATEGIES

As indicated in the description of the Portfolios above, we may use certain of the following investment strategies to increase a Portfolio's return or protect its assets if market conditions warrant.

ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.

Convertible Debt and Convertible Preferred Stock -- A convertible security is a security -- for example, a bond or preferred stock -- that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the company's common stock but lower than the rate on the company's debt obligations. At the same time, they offer -- through their conversion mechanism -- the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

Derivatives -- A derivative is an investment instrument that derives its price, performance, value, or cash flow from one or more underlying securities or other interests. Derivatives involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment -- a security, market index, currency, interest rate or some other benchmark -- will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with a Portfolio's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy, or use any particular instrument. Any derivatives we use may not fully offset a Portfolio's underlying positions and this could result in losses to the Portfolio that would not otherwise have occurred.

Dollar Rolls -- Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar -- but not necessarily the same -- security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead, it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

Forward Foreign Currency Exchange Contracts -- A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

Futures Contracts -- A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the borrower would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

Interest Rate Swaps -- In an interest rate swap, the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into that type of a swap if we think interest rates are going down.

Joint Repurchase Account -- In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

Loan Participations -- In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

Mortgage-related Securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. We may invest in mortgage-related securities issued and guaranteed by the U.S. government or its agencies like the Federal National Mortgage Association (Fannie Maes) and the Government National Mortgage Association (Ginnie Maes) and debt securities issued (but not guaranteed) by the Federal Home Loan Mortgage Company (Freddie Macs). Private mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

Mortgage-related securities include collateralized mortgage obligations, multi-class pass through securities and stripped mortgage-backed securities. A collateralized mortgage-backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by entities such as banks, U.S. governmental entities or broker-dealers. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.

Options -- A call option on stock is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option. A put option on stock is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium. Options on debt securities are similar to stock options except that the option holder has the right to acquire or sell a debt security rather than an equity security. Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier". Unlike stock options, stock index options are always settled in cash, and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

Real Estate Investment Trusts (REITs) -- A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

Repurchase Agreements -- In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio.

Reverse Repurchase Agreements -- In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.

Short Sales -- In a short sale, we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results.

Short Sales Against-the-Box -- A short sale against-the-box means the Portfolio owns securities identical to those sold short.

When-Issued and Delayed Delivery Securities -- With when-issued or delayed delivery securities, the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater than such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

                                     * * *

Each Portfolio also follows certain policies when it borrows money (a Portfolio may borrow up to 5% of the value of its total assets); lends its securities; and holds illiquid securities (a Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce a Portfolio's holdings in illiquid securities to no more than 15% of its net assets, as required by applicable law. A Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

HOW THE FUND IS MANAGED

--------------------------------------------------------------------------------
Board Of Directors

--------------------------------------------------------------------------------
The Board of Directors oversees the actions of the Investment Adviser, the sub-advisers and the Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

--------------------------------------------------------------------------------
Investment Adviser
--------------------------------------------------------------------------------

Prudential Investments Fund Management LLC ("PIFM"), a wholly-owned subsidiary of Prudential, serves as the overall investment adviser for the Fund. PIFM is located at Gateway Center Three, 100 Mulberry Street, Newark, N.J. 07102-4077. PIFM and its predecessors have served as manager and administrator to investment companies since 1987. As of January 31, 2001, PIFM served as the manager to 43 mutual funds, and as manager or administrator to 20 closed-end investment companies, with aggregated assets of approximately $109 billion.

The Fund uses a "manager-of-managers" structure. Under this structure, PIFM is authorized to select (with approval of the Fund's independent directors) one or more sub-advisers to handle the actual day-to-day investment management of each Portfolio. PIFM monitors each sub-adviser's performance through quantitative and qualitative analysis, and periodically reports to the Fund's board of directors as to whether each sub-adviser's agreement should be renewed, terminated or modified. PIFM also is responsible for allocating assets among the sub-advisers if a Portfolio has more than one sub-adviser. In those circumstances, the allocation for each sub-adviser can range from 0% to 100% of a Portfolio's assets, and PIFM can change the allocations without board or shareholder approval. The Fund will notify shareholders of any new sub-adviser or any material changes to any existing sub-advisory agreement.

The following chart lists the total annualized investment advisory fees to be paid in 2001 with respect to each of the Fund's Portfolios.

                                    Total advisory fees as %
Portfolio                            of average net assets
---------                           ------------------------
Prudential Jennison                           0.60
Value                                         0.40
SP Jennison International Growth              0.85
SP Prudential U.S. Emerging Growth            0.60

--------------------------------------------------------------------------------
Investment Sub-Advisers
--------------------------------------------------------------------------------

Each Portfolio has one or more sub-advisers providing the day-to-day investment management. PIFM pays each sub-adviser out of the fee that PIFM receives from the Fund.

Jennison Associates LLC serves as the sole sub-adviser for the Prudential Jennison Portfolio, the SP Jennison International Growth Portfolio, and the SP Prudential U.S. Emerging Growth Portfolio. Jennison serves as a sub-adviser for a portion of the assets of the Value Portfolio. Jennison's address is 466 Lexington Avenue, New York, NY 10017. As of December 31, 2000, Jennison had over $80.9 billion in assets under management for institutional and mutual fund clients.

Deutsche Asset Management Inc. (Deutsche), formerly known as Morgan Grenfell, Inc., serves as subadviser for a portion of the assets of the Value Portfolio. It is expected that under normal circumstances Deutsche will manage approximately 25% of the Value Portfolio. Deutsche is a wholly-owned subsidiary of Deutsche Bank AG. As of September 30, 2000 Deutsche's total assets under management exceeded $17 billion. Deutsche's address is 280 Park Avenue, New York, New York 10017.

Key Asset Management Inc. (Key) serves as a sub-adviser for a portion of the assets of the Value Portfolio. It is expected that under normal circumstances Key will manage approximately 25% of the Portfolio. Key is a wholly-owned subsidiary of KeyCorp, Inc. As of September 30, 2000, Key's total assets under management exceeded $71 billion. Key's address is 127 Public Square, Cleveland, Ohio 44114.

--------------------------------------------------------------------------------
Portfolio Managers
--------------------------------------------------------------------------------

Prudential Jennison Portfolio

This Portfolio has been managed since 1999 by Spiros "Sig" Segalas, Michael A. Del Balso, and Kathleen A. McCarragher of Jennison Associates LLC. Mr. Segalas is a founding member and President and Chief Investment Officer of Jennison. He has been in the investment business for over 35 years. Mr. Del Balso, a Director and Executive Vice President of Jennison, has been part of the Jennison team since 1972 when he joined the firm from White, Weld & Company. Mr. Del Balso is a member of the New York Society of Security Analysts. Ms. McCarragher, Director and Executive Vice President of Jennison, is also Jennison's Growth Equity Investment Strategist, having joined Jennison in 1999 after a 20 year investment career, including positions with Weiss, Peck & Greer and State Street Management and Research Company, where she was a member of the Investment Committee.

Value Portfolio

Thomas Kolefas and Bradley Goldberg are the co-portfolio managers of the portion of the Portfolio assigned to Jennsion. Mr. Kolefas has been a Senior Vice President of Jennison since September 2000. Previously, he was a Managing Director and Senior Portfolio Manager of Prudential Global Asset Management. He joined Prudential in May 2000 from Loomis Sayles Co., L.P., where he headed the Large/Mid Cap Value Team. Prior to 1996, Mr. Kolefas was employed by Mackay Shields Financial as a portfolio manager for five years. Mr. Kolefas earned a B.S. and an M.B.A. from New York University and holds a Chartered Financial Analyst (C.F.A.) designation. Mr. Goldberg, an Executive Vice President of Jennison, joined Jennison in 1974 where he also serves as Chairman of the Asset Allocation Committee. Prior to joining Jennison, he served as Vice President and Group Head in the Investment Research Division of Bankers Trust Company. He earned a B.S. from the University of Illinois and an M.B.A. from New York University. Mr. Goldberg holds a Chartered Financial Analyst (C.F.A.) designation.

James Giblin, a Chartered Financial Analyst, will manage the portion of the Portfolio assigned to Deutsche. Mr. Giblin joined Deutsche in 1995 with 22 years of investment experience, including 15 years as a portfolio manager for Cigna Equity Advisors. He received his B.S. from Pennsylvania State University and an M.B.A. from the Wharton School, University of Pennsylvania.

Neil A. Kilbane will manage the portion of the Portfolio assigned to Key. Mr. Kilbane is a Senior Portfolio Managing Director for Key, and is a Chartered Financial Analyst. Mr. Kilbane began his investment career with Key in 1995, and prior to that was employed by Duff & Phelps Investment Management Company and National City Bank. Mr. Kilbane holds a B.S. from Cleveland State University, an M.S. from Kansas State University, and an M.B.A. from Tulsa University.

SP Jennison International Growth Portfolio

The Portfolio is co-managed by Howard Moss and Blair Boyer. Mr. Moss and Mr. Boyer have worked together managing international equity portfolios since 1989. Howard Moss has been an Executive Vice President and Director of Jennison since 1993. Mr. Moss has been in the investment business for 30 years. Mr. Moss received a B.A. from the University of Liverpool. Blair Boyer is an Executive Vice President and Director of Jennison and has been with Jennison since 1993. Mr. Boyer received a B.A. from Bucknell University and an M.B.A. from New York University.

We set out below performance information for Jennison International Growth Fund, which is a mutual fund managed by Jennison according to investment objectives and practices that are substantially similar to those governing the SP Jennison International Growth Portfolio. Jennison International Growth Fund and SP Jennison

International Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of Jennison International Growth Fund is not indicative of the future performance of SP Jennison International Growth Portfolio. If material differences between the investment styles of Jennison International Growth Fund and SP Jennison International Growth Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP Jennison International Growth Portfolio, but not Jennison International Growth Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                             OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                       JENNISON INTERNATIONAL GROWTH FUND

(FOR THE PERIODS ENDED
DECEMBER 31, 2000)                        SINCE INCEPTION             INCEPTION DATE
 Class A                                      -31.70%                     3/1/00
 Lipper International Fund Avg.(1)            -15.47%

(1) Unweighted average annual return, net of fees and expenses, of all mutual funds that invested primarily in stocks and other equity securities of companies outside the United States during the periods covered.

SP Prudential U.S. Emerging Growth Portfolio

Susan Hirsch has managed the retail fund counterpart of this Portfolio since it began. Ms. Hirsch joined Prudential Investments in July 1996, and is now employed by Jennison Associates LLC. Before that she was employed by Lehman Brothers Global Asset Management from 1988 to 1996 and Delphi Asset Management in 1996. She managed growth stock portfolios at both firms. Ms. Hirsch holds a B.S. from Brooklyn College and is a member of the Financial Analysts Federation and the New York Society of Security Analysts.

We set out below performance information for Prudential U.S. Emerging Growth Fund, which is a mutual fund managed by PIFM, according to investment objectives and practices that are substantially similar to those governing the SP Prudential U.S. Emerging Growth Portfolio. Prudential U.S. Emerging Growth Fund and SP Prudential U.S. Emerging Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of Prudential U.S. Emerging Growth Fund is not indicative of the future performance of SP Prudential U.S. Emerging Growth Portfolio. If material differences between the investment styles of Prudential U.S. Emerging Growth Fund and SP Prudential U.S. Emerging Growth Portfolio should develop in the future, we will disclose such differences. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                            OTHER FUND PERFORMANCE

         SEC STANDARDIZED AVERAGE ANNUAL RETURNS (1) (AS OF 12-31-00)
                     PRUDENTIAL U.S. EMERGING GROWTH FUND

                           1 YEAR  SINCE INCEPTION (12-31-96)
Class A shares             -17.82%           24.02%
S&P 400 Mid-Cap Index (2)   17.50%           20.72%
Lipper Average (3)         -10.01%           17.72%

(1) The Fund's returns are after deduction of sales charges and expenses. Without the distribution and service (12b-1) fee waiver for Class A shares, the returns would have been lower.

(2) The Standard & Poor's Mid-Cap 400 Composite Stock Price Index (S&P 400 Mid-Cap Index) -- an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry group representation-gives a broad look at how mid-cap stock prices have performed. These returns do not include the effect of any sales charges or operating expenses of a mutual fund portfolio. These returns would be lower if they included the effect of sales charges and operating expenses. The securities in the S&P 400 Mid-Cap Index may be very different from those in the Portfolio. Source:
     Lipper Inc.

(3) The Lipper Average is based on the average return of all mutual funds in the Lipper Mid-Cap Growth Fund category and does not include the effect of any sales charges. Again, these returns would be lower if they included the effect of sales charges. Source: Lipper Inc.

HOW TO BUY AND SELL SHARES OF THE FUND

The Fund offers two classes of shares in each Portfolio -- Class I and Class
II. Each Class participates in the same investments within a given Portfolio, but the Classes differ as far as their charges. Class I shares are sold only to separate accounts of Prudential as investment options under certain Contracts. Class II is offered only to separate accounts of non-Prudential insurance companies as investment options under certain of their Contracts. Please refer to the accompanying Contract prospectus to see which Portfolios are available through your Contract.

The Fund sells its shares to separate accounts issuing variable annuity contracts and variable life insurance policies. To the extent dictated by its agreement with a separate account, the Fund will cooperate with the separate account in monitoring for transactions that are indicative of market timing. In addition, to the extent permitted by applicable laws and agreements, the Fund may cease selling its shares to a separate account to prevent market timing transactions.

The way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this prospectus, you should have received a prospectus for such a Contract. You should refer to that prospectus for further information on investing in the Portfolios.

Both Class I and Class II shares of a Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class II shares, however, are subject to an annual distribution or "12b-1" fee of 0.25% and an administration fee of 0.15% of the average daily net assets of Class II. Class I shares do not have a distribution or administration fee.

Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.

Net Asset Value

Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is received in good order. The NAV of each share class of each Portfolio is determined on each day the New York Stock Exchange is open for trading as of the close of the exchange's regular trading session (which is generally 4:00 p.m. New York time).

The NAV for each of the Portfolios is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding.

To determine a Portfolio's NAV, its holdings are valued as follows:

Equity Securities are generally valued at the last sale price on an exchange or NASDAQ, or if there is not a sale on that day, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

Short-term Debt Securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of Prudential or a sub-adviser, does not represent fair value.

For each Portfolio, short-term debt securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of more than 60 days, for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).

Convertible debt securities that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by PIFM or a sub-adviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).

Other debt securities -- those that are not valued on an amortized cost basis -- are valued using an independent pricing service.

Options on stock and stock indexes that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options on futures contracts are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

Forward currency exchange contracts are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

Over-the-counter (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A sub-adviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

Securities for which no market quotations are available will be valued at fair value by PIFM under the direction of the Fund's Board of Directors.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS' principal business address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-3777. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 covering Class II shares. Under that plan, Class II of each Portfolio pays to PIMS a distribution or "12b-1" fee at the annual rate of 0.25% of the average daily net assets of Class II. This fee pays for distribution services for Class II shares. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment in Class II shares and may cost you more than paying other types of sales charges. These 12b-1 fees do not apply to Class I.

OTHER INFORMATION

Federal Income Taxes

If you own or are considering purchasing a variable contract, you should consult the prospectus for the variable contract for tax information about that variable contract. You should also consult with a qualified tax adviser for information and advice.

The SAI provides information about certain tax laws applicable to the Fund.

European Monetary Union

On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Fund will treat the euro as a separate currency from that of any participating state. The conversion may adversely affect the Fund if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Fund's service providers, or by entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.

Monitoring For Possible Conflicts

The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.

Financial Highlights

The financial highlights which follow will help you evaluate the financial performance of each Portfolio available under your Contract. The total return in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect any charges under any variable contract. The information is for Class I for the periods indicated, unless otherwise indicated.

The information has been audited by PricewaterhouseCoopers LLP, whose unqualified report, along with the financial statements, appears in the annual report, which is available upon request.

Financial Highlights

                                          Prudential Jennison Portfolio
                          --------------------------------------------------------------------
                                          Class I                               Class II
                          ----------------------------------------------  --------------------
                                         Year Ended
                                        December 31,                      February 10, 2000(a)
                          ----------------------------------------------        through
                            2000        1999      1998     1997    1996    December 31, 2000
                          --------    --------  --------  ------  ------  --------------------
Per Share Operating
 Performance:
Net Asset Value,
 beginning of period....  $  32.39    $  23.91  $  17.73  $14.32  $12.55        $ 34.25
                          --------    --------  --------  ------  ------        -------
Income From Investment
 Operations:
Net investment income
 (loss).................      0.01        0.05      0.04    0.04    0.02          (0.03)
Net realized and
 unrealized gains
 (losses) on
 investments............     (5.61)       9.88      6.56    4.48    1.78          (7.54)
                          --------    --------  --------  ------  ------        -------
 Total from investment
  operations............     (5.60)       9.93      6.60    4.52    1.80          (7.57)
                          --------    --------  --------  ------  ------        -------
Less Distributions:
Dividends from net
 investment income......        --(d)    (0.05)    (0.04)  (0.04)  (0.03)            --(d)
Dividends in excess of
 net investment income..        --(d)       --        --      --      --             --(d)
Distributions from net
 realized gains.........     (3.82)      (1.40)    (0.38)  (1.07)     --          (3.80)
                          --------    --------  --------  ------  ------        -------
 Total distributions....     (3.82)      (1.45)    (0.42)  (1.11)  (0.03)         (3.80)
                          --------    --------  --------  ------  ------        -------
Net Asset Value, end of
 period.................  $  22.97    $  32.39  $  23.91  $17.73  $14.32        $ 22.88
                          ========    ========  ========  ======  ======        =======
Total Investment
 Return(b)..............    (17.38)%     41.76%    37.46%  31.71%  14.41%        (22.19)%
Ratios/Supplemental
 Data:
Net assets, end of
 period (in millions)...  $2,892.7    $2,770.7  $1,198.7  $495.9  $226.5        $  13.3
Ratios to average net
 assets:
 Expenses...............      0.64%       0.63%     0.63%   0.64%   0.66%          1.04%(c)
 Net investment income..      0.02%       0.17%     0.20%   0.25%   0.20%         (0.39)%(c)
Portfolio turnover
 rate...................        89%         58%       54%     60%     46%            89%

(a)  Commencement of offering of Class II shares.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investments returns for less than a full year are not annualized.

(c)  Annualized.

(d)  Less than $0.01 per share.

                                        Value Portfolio--Class I
                              -------------------------------------------------
                                               Year Ended
                                              December 31,
                              -------------------------------------------------
                                2000      1999      1998       1997      1996
                              --------  --------  --------   --------  --------
Per Share Operating
 Performance:
Net Asset Value, beginning
 of year....................  $  19.52  $  20.03  $  22.39   $  18.51  $  16.27
                              --------  --------  --------   --------  --------
Income from Investment
 Operations:
Net investment income.......      0.46      0.51      0.56       0.61      0.58
Net realized and unrealized
 gains (losses) on
 investments................      2.45      1.89     (1.03)      6.06      2.88
                              --------  --------  --------   --------  --------
 Total from investment
  operations................      2.91      2.40     (0.47)      6.67      3.46
                              --------  --------  --------   --------  --------
Less Distributions:
Dividends from net
 investment income..........     (0.44)    (0.50)    (0.59)     (0.57)    (0.71)
Distributions from net
 realized gains.............     (1.53)    (2.41)    (1.30)     (2.22)    (0.51)
                              --------  --------  --------   --------  --------
 Total distributions........     (1.97)    (2.91)    (1.89)     (2.79)    (1.22)
                              --------  --------  --------   --------  --------
Net Asset Value, end of
 year.......................  $  20.46  $  19.52  $  20.03   $  22.39  $  18.51
                              ========  ========  ========   ========  ========
Total Investment Return(a)..     15.59%    12.52%    (2.38)%    36.61%    21.74%
Ratios/Supplemental Data:
Net assets, end of year (in
 millions)..................  $1,975.3  $2,024.0  $2,142.3   $2,029.8  $1,363.5
Ratios to average net
 assets:
 Expenses...................      0.45%     0.42%     0.42%      0.41%     0.45%
 Net investment income......      2.31%     2.34%     2.54%      2.90%     3.36%
Portfolio turnover rate.....        85%       16%       20%        38%       21%

(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

Financial Highlights

                          SP Jennison International Growth Portfolio
                          ----------------------------------------------------
                                 Class I                      Class II
                          ----------------------         ---------------------
                          September 22, 2000(a)          October 4, 2000(b)
                                 through                       through
                            December 31, 2000             December 31, 2000
                          ----------------------         ---------------------
Per Share Operating
 Performance:
Net Asset Value,
 beginning of period....         $               10.00        $                9.79
                                 ---------------------        ---------------------
Income from Investment
 Operations:
Net investment income
 (loss).................                          0.01                           --(g)
                                 ---------------------        ---------------------
Net realized and
 unrealized loss on
 investments............                         (1.51)                       (1.31)
                                 ---------------------        ---------------------
 Total from investment
  operations............                         (1.50)                       (1.31)
                                 ---------------------        ---------------------
Net Asset Value, end of
 period.................         $                8.50        $                8.48
                                 =====================        =====================
Total Investment
 Return(c)..............                        (15.00)%                     (13.28)%
Ratios/Supplemental
 Data:
Net assets, end of
 period (in millions)...         $                 7.6        $                 2.7
Ratios to average net
 assets:(d)(f)
 Expenses...............                          1.24%                        1.64%
 Net investment income..                          0.51%                       (0.00)%
Portfolio turnover
 rate(e)................                            12%                          12%

(a) Commencement of offering of Class I Shares.
(b) Commencement of offering of Class II Shares.
(c) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(d) Annualized.
(e) Not annualized.
(f) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 3.44% and (1.69)%, respectively, for Class I and 3.84% and (2.20)%, respectively, for Class II for the period ended December 31, 2000.
(g) Less than $0.005 per share.

                                    SP Prudential U.S. Emerging Growth Portfolio
                                                      Class I
                                    --------------------------------------------
                                               September 22, 2000(a)
                                                      through
                                                 December 31, 2000
                                    --------------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of
 period...........................                    $ 10.00
                                                      -------
Income from Investment Operations:
Net investment income.............                       0.01
Net realized and unrealized loss
 on investments...................                      (1.62)
                                                      -------
 Total from investment
  operations......................                      (1.61)
                                                      -------
Less Distributions:
Dividends from net investment
 income...........................                      (0.01)
                                                      -------
 Total distributions..............                      (0.01)
                                                      -------
Net Asset Value, end of period....                    $  8.38
                                                      =======
Total Investment Return(b)........                     (16.11)%
Ratios/Supplemental Data:
Net assets, end of period (in
 millions)........................                    $   6.4
Ratios to average net
 assets:(c)(e)
 Expenses.........................                       0.90%
 Net investment income............                       0.49%
Portfolio turnover rate(d)........                         82%

(a) Commencement of operations.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(c) Annualized.
(d) Not annualized.

(e) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 4.26% and (2.87)%, respectively, for the period ended December 31, 2000.

For more information

Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

Statement of Additional Information (SAI)

(incorporated by reference into this prospectus)

Annual Report

(including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

Semi-Annual Report

To obtain these documents or to ask any questions about the Fund:

  Call toll-free (800) 778-2255

  Write to The Prudential Series Fund, Inc., 751 Broad Street, Newark, NJ 07102-3777

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

By Electronic Request:

publicinfo@sec.gov

(The SEC charges a fee to copy documents.)

In Person:

Public Reference Room
in Washington, DC
(For hours of operation, call 1-202-942-8090)

Via the Internet:

on the EDGAR Database at
http://www.sec.gov

SEC File No. 811-03623

                        The Prudential Series Fund, Inc.
--------------------------------------------------------------------------------

                                   Prospectus

                                  May 1, 2001

                         Prudential Jennison Portfolio

                  [LOGO OF PRUDENTIAL FINANCIAL APPEARS HERE]

--------------------------------------------------------------------------------

                  As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

                  A particular Portfolio may not be
                  available under the variable life
                  insurance or variable annuity contract
                  which you have chosen. The prospectus of the specific contract which you have chosen will indicate which Portfolios are available and should be read in conjunction with this prospectus.

--------------------------------------------------------------------------------

Table of Contents

  1  RISK/RETURN SUMMARY
  1  Investment Objectives and Principal Strategies
  1  Principal Risks
  4  Evaluating Performance
  5  HOW THE PORTFOLIO INVESTS
  5  Investment Objectives and Policies
  5  Prudential Jennison Portfolio
  6  OTHER INVESTMENTS AND STRATEGIES
  6  ADRs
  6  Convertible Debt and Convertible Preferred Stock
  6  Derivatives
  6  Dollar Rolls
  6  Forward Foreign Currency Exchange Contracts
  6  Futures Contracts
  7  Interest Rate Swaps
  7  Joint Repurchase Account
  7  Loan Participations
  7  Mortgage-related Securities
  7  Options
  8  Real Estate Investment Trusts
  8  Repurchase Agreements
  8  Reverse Repurchase Agreements
  8  Short Sales
  8  Short Sales Against-the-Box
  8  When-Issued and Delayed Delivery Securities
  8  HOW THE FUND IS MANAGED
  8  Board of Directors
  8  Investment Adviser
  9  Investment Sub-Advisers
  9  Portfolio Managers
  9  HOW TO BUY AND SELL SHARES OF THE FUND
 10  Net Asset Value
 11  Distributor
 11  OTHER INFORMATION
 11  Federal Income Taxes
 11  European Monetary Union
 12  Monitoring for Possible Conflicts
 F-1 FINANCIAL HIGHLIGHTS

(For more information--see back cover)

RISK/RETURN SUMMARY

This prospectus provides information about The Prudential Series Fund, Inc. (the Fund), which consists of thirty six separate portfolios (each, a Portfolio).

The Fund offers two classes of shares in each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America (Prudential) as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts. Not every portfolio is available under every contract. The prospectus for each Contract lists the Portfolios currently available through that Contract.

This section highlights key information about the Portfolio available under your Contract. Additional information follows this summary and is also provided in the Fund's Statement of Additional Information (SAI).

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The following summarizes the investment objectives, principal strategies and principal risks for the Portfolio. We describe the terms listed as principal risks on page 6. While we make every effort to achieve the investment objective for the Portfolio, we can't guarantee success and it is possible that you could lose money.

Prudential Jennison Portfolio

The Portfolio's investment objective is to achieve long-term growth of capital. To achieve this objective, we invest primarily in equity securities of major, established corporations that we believe offer above-average growth prospects. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  foreign investment risk
  .  management risk
  .  market risk

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in a Portfolio could lose value, and you could lose money. The following summarizes the principal risks of investing in the Portfolio.

  Company risk. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Portfolio to sell securities at a desirable price. Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  Derivatives risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. A Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. A Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Portfolio investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances.

  Foreign investment risk. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Foreign investment risk is comprised of the specific risks described below.

    Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. In addition, certain hedging activities may cause the Portfolio to lose money and could reduce the amount of income available for distribution.

    Emerging market risk. To the extent that a Portfolio invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have sometimes hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

    European Economic and Monetary Union. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999, adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

    As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increase volatility for all financial markets.

    Foreign market risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

    Information risk. Financial reporting standards for companies based in foreign markets usually differ from those in the United States. Since the "numbers" themselves sometimes mean different things, the sub-advisers devote much of their research effort to understanding and assessing the impact of these differences upon a company's financial conditions and prospects.

    Liquidity risk. Stocks that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches an estimate of its value.

    Political developments. Political developments may adversely affect the value of a Portfolio's foreign securities.

    Political risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and have imposed high taxes on corporate profits.

    Regulatory risk. Some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

  Management risk. Actively managed investment portfolios are subject to management risk. Each sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

  Market risk. Common stocks are subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of large companies are more stable than the stock prices of smaller companies, but this is not always the case. Smaller companies often offer a smaller range of products and services than large companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

                                     * * *

  For more information about the risks associated with the Portfolio, see "How the Portfolio Invests--Investment Risks."

                                     * * *

EVALUATING PERFORMANCE

--------------------------------------------------------------------------------
Prudential Jennison Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

                                    [GRAPH]

Annual Returns* (Class I shares)

                                1996     14.41%
                                1997     31.71%
                                1998     37.46%
                                1999     41.76%
                                2000    (17.38)%

BEST QUARTER: 29.5% (4th quarter of 1998)
WORST QUARTER: (16.9)% (4th quarter of 2000)

* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                                     SINCE     SINCE
                                    CLASS I  CLASS II
                                   INCEPTION INCEPTION
                   1 YEAR  5 YEARS (4/25/95) (2/10/00)
                   ------- ------- --------- ---------
Class I shares     -17.38%  19.46%   21.70%      --
Class II shares        --     --       --     -22.19%
S&P 500**           -9.10%  18.33%   20.11%    -4.29%
Lipper Average***   -9.22%  17.39%   19.07%    -6.20%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. Companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/95 for Class I shares, and 1/31/00 for Class II shares). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/95 for Class I shares, and 1/31/00 for Class II shares).
    Source: Lipper, Inc.

HOW THE PORTFOLIO INVESTS

Investment Objectives and Policies

We describe the Portfolio's investment objective and policies below. We describe certain investment instruments that appear in bold lettering below in the section entitled Other Investments and Strategies. Although we make every effort to achieve the Portfolio's objective, we can't guarantee success and it is possible that you could lose money. Unless otherwise stated, the Portfolio's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors can change investment policies that are not fundamental.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
Prudential Jennison Portfolio
--------------------------------------------------------------------------------

The investment objective of the Portfolio is to achieve long-term growth of capital. This means we seek investments whose price will increase over several years. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

--------------------------------------
Investment Strategy                      In pursuing our objective, we
We seek to invest in equity              normally invest 65% of the
securities of established companies      Portfolio's total assets in common
with above-average growth prospects.     stocks and preferred stocks of
We select stocks on a company-by-        companies with capitalization in
company basis using fundamental          excess of $1 billion.
analysis. In making our stock picks,
we look for companies that have had
growth in earnings and sales, high
returns on equity and assets or other
strong financial characteristics.
Often, the companies we choose have
superior management, a unique market
niche or a strong new product.

                                         For the balance of the Portfolio, we
                                         may invest in common stocks,
                                         preferred stocks and other equity-
                                         related securities of companies that
                                         are undergoing changes in management,
                                         product and/or marketing dynamics
                                         which we believe have not yet been
--------------------------------------   reflected in reported earnings or
                                         recognized by investors.

In addition, we may invest in debt securities and mortgage-related securities. These securities may be rated as low as Baa by Moody's or BBB by S&P (or if unrated, of comparable quality in our judgment).

The Portfolio may also invest in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. In addition, up to 30% of the Portfolio's assets may be invested in foreign equity and equity-related securities. For these purposes, we do not consider American Depositary Receipts
(ADRs) as foreign securities.

In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency futures contracts and options on those futures contracts; enter into forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

The Statement of Additional Information -- which we refer to as the SAI --
 contains additional information about the Portfolio. To obtain a copy, see the back cover page of this prospectus.

                                     * * *

OTHER INVESTMENTS AND STRATEGIES

As indicated in the description of the Portfolio above, we may use certain of the following investment strategies to increase a Portfolio's return or protect its assets if market conditions warrant.

ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.

Convertible Debt and Convertible Preferred Stock -- A convertible security is a security -- for example, a bond or preferred stock -- that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the company's common stock but lower than the rate on the company's debt obligations. At the same time, they offer -- through their conversion mechanism -- the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

Derivatives -- A derivative is an investment instrument that derives its price, performance, value, or cash flow from one or more underlying securities or other interests. Derivatives involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment -- a security, market index, currency, interest rate or some other benchmark -- will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with a Portfolio's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy, or use any particular instrument. Any derivatives we use may not fully offset a Portfolio's underlying positions and this could result in losses to the Portfolio that would not otherwise have occurred.

Dollar Rolls -- Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar -- but not necessarily the same -- security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead, it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

Forward Foreign Currency Exchange Contracts -- A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

Futures Contracts -- A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the borrower would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

Interest Rate Swaps -- In an interest rate swap, the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into that type of a swap if we think interest rates are going down.

Joint Repurchase Account -- In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

Loan Participations -- In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

Mortgage-related Securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. We may invest in mortgage-related securities issued and guaranteed by the U.S. government or its agencies like the Federal National Mortgage Association (Fannie Maes) and the Government National Mortgage Association (Ginnie Maes) and debt securities issued (but not guaranteed) by the Federal Home Loan Mortgage Company (Freddie Macs). Private mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

Mortgage-related securities include collateralized mortgage obligations, multi-class pass through securities and stripped mortgage-backed securities. A collateralized mortgage-backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by entities such as banks, U.S. governmental entities or broker-dealers. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.

Options -- A call option on stock is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option. A put option on stock is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium. Options on debt securities are similar to stock options except that the option holder has the right to acquire or sell a debt security rather than an equity security. Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier". Unlike stock options, stock index options are always settled in cash, and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

Real Estate Investment Trusts (REITs) -- A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

Repurchase Agreements -- In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio.

Reverse Repurchase Agreements -- In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.

Short Sales -- In a short sale, we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results.

Short Sales Against-the-Box -- A short sale against-the-box means the Portfolio owns securities identical to those sold short.

When-Issued and Delayed Delivery Securities -- With when-issued or delayed delivery securities, the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater than such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

                                     * * *

The Prudential Jennison Portfolio also follows certain policies when it borrows money (a Portfolio may borrow up to 5% of the value of its total assets); lends its securities; and holds illiquid securities (a Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce a Portfolio's holdings in illiquid securities to no more than 15% of its net assets, as required by applicable law. A Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

HOW THE FUND IS MANAGED

--------------------------------------------------------------------------------
Board Of Directors

--------------------------------------------------------------------------------
The Board of Directors oversees the actions of the Investment Adviser, the sub-advisers and the Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

--------------------------------------------------------------------------------
Investment Adviser
--------------------------------------------------------------------------------

Prudential Investments Fund Management LLC ("PIFM"), a wholly-owned subsidiary of Prudential, serves as the overall investment adviser for the Fund. PIFM is located at Gateway Center Three, 100 Mulberry Street, Newark, N.J.

07102-4077. PIFM and its predecessors have served as manager and administrator to investment companies since 1987. As of January 31, 2001, PIFM served as the manager to 43 mutual funds, and as manager or administrator to 20 closed-end investment companies, with aggregated assets of approximately $109 billion.

The Fund uses a "manager-of-managers" structure. Under this structure, PIFM is authorized to select (with approval of the Fund's independent directors) one or more sub-advisers to handle the actual day-to-day investment management of the Portfolio. PIFM monitors each sub-adviser's performance through quantitative and qualitative analysis, and periodically reports to the Fund's board of directors as to whether each sub-adviser's agreement should be renewed, terminated or modified. PIFM also is responsible for allocating assets among the sub-advisers if a Portfolio has more than one sub-adviser. In those circumstances, the allocation for each sub-adviser can range from 0% to 100% of a Portfolio's assets, and PIFM can change the allocations without board or shareholder approval. The Fund will notify shareholders of any new sub-adviser or any material changes to any existing sub-advisory agreement.

The following chart lists the total annualized investment advisory fees to be paid in 2001 with respect to the Fund's Portfolio.

                     Total advisory fees as %
Portfolio             of average net assets
---------            ------------------------
Prudential Jennison            0.60

--------------------------------------------------------------------------------
Investment Sub-Advisers
--------------------------------------------------------------------------------

The Portfolio has one sub-adviser providing the day-to-day investment management. PIFM pays the sub-adviser out of the fee that PIFM receives from the Fund.

Jennison Associates LLC serves as the sole sub-adviser for the Prudential Jennison Portfolio. Jennison's address is 466 Lexington Avenue, New York, NY 10017. As of December 31, 2000, Jennison had over $80.9 billion in assets under management for institutional and mutual fund clients.


--------------------------------------------------------------------------------
Portfolio Managers
--------------------------------------------------------------------------------

Prudential Jennison Portfolio

This Portfolio has been managed since 1999 by Spiros "Sig" Segalas, Michael A. Del Balso and Kathleen A. McCarragher of Jennison Associates LLC. Mr. Segalas is a founding member and President and Chief Investment Officer of Jennison. He has been in the investment business for over 35 years. Mr. Del Balso, a Director and Executive Vice President of Jennison, has been part of the Jennison team since 1972, when he joined the firm from White, Weld & Company. Mr. Del Balso is a member of the New York Society of Security Analysts. Ms. McCarragher, Director and Executive Vice President of Jennison, is also Jennison's Growth Equity Investment Strategist, having joined Jennison in 1999 after a 20 year investment career, including positions with Weiss, Peck & Greer and State Street Management and Research Company, where she was a member of the Investment Committee.

HOW TO BUY AND SELL SHARES OF THE FUND

The Fund offers two classes of shares in each Portfolio--Class I and Class II. Each Class participates in the same investments within a given Portfolio, but the Classes differ as far as their charges. Class I shares are sold only to separate accounts of Prudential as investment options under certain Contracts. Class II is offered only to separate accounts of non-Prudential insurance companies as investment options under certain of their Contracts. Please refer to the accompanying Contract prospectus to see which Portfolios are available through your Contract.

The Fund sells its shares to separate accounts issuing variable annuity contracts and variable life insurance policies. To the extent dictated by its agreement with a separate account, the Fund will cooperate with the separate account in monitoring for transactions that are indicative of market timing. In addition, to the extent permitted by applicable laws and agreements, the Fund may cease selling its shares to a separate account to prevent market timing transactions.

The way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this prospectus, you should have received a prospectus for such a Contract. You should refer to that prospectus for further information on investing in the Portfolios.

Both Class I and Class II shares of a Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class II shares, however, are subject to an annual distribution or "12b-1" fee of 0.25% and an administration fee of 0.15% of the average daily net assets of Class II. Class I shares do not have a distribution or administration fee.

Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.

Net Asset Value

Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is received in good order. The NAV of each share class of the Portfolio is determined on each day the New York Stock Exchange is open for trading as of the close of the exchange's regular trading session (which is generally 4:00 p.m. New York time).

The NAV for the Portfolio is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding.

To determine a Portfolio's NAV, its holdings are valued as follows:

Equity Securities are generally valued at the last sale price on an exchange or NASDAQ, or if there is not a sale on that day, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

Short-term Debt Securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of Prudential or a sub-adviser, does not represent fair value.

For the Prudential Jennison Portfolio, short-term debt securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of more than 60 days, for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).

Convertible debt securities that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by PIFM or a sub-adviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).

Other debt securities -- those that are not valued on an amortized cost basis-- are valued using an independent pricing service.

Options on stock and stock indexes that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options on futures contracts are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

Forward currency exchange contracts are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

Over-the-counter (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A sub-adviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

Securities for which no market quotations are available will be valued at fair value by PIFM under the direction of the Fund's Board of Directors.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS' principal business address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-3777. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 covering Class II shares. Under that plan, Class II of each Portfolio pays to PIMS a distribution or "12b-1" fee at the annual rate of 0.25% of the average daily net assets of Class II. This fee pays for distribution services for Class II shares. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment in Class II shares and may cost you more than paying other types of sales charges. These 12b-1 fees do not apply to Class I.

OTHER INFORMATION

Federal Income Taxes

If you own or are considering purchasing a variable contract, you should consult the prospectus for the variable contract for tax information about that variable contract. You should also consult with a qualified tax adviser for information and advice.

The SAI provides information about certain tax laws applicable to the Fund.

European Monetary Union

On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Fund will treat the euro as a separate currency from that of any participating state. The conversion may adversely affect the Fund if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Fund's service providers, or by entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.

Monitoring For Possible Conflicts

The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.

Financial Highlights

The financial highlights which follow will help you evaluate the financial performance of each Portfolio available under your Contract. The total return in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect any charges under any variable contract. The information is for Class I for the periods indicated, unless otherwise indicated.

The information has been audited by PricewaterhouseCoopers LLP, whose unqualified report, along with the financial statements, appears in the annual report, which is available upon request.

Financial Highlights

                                          Prudential Jennison Portfolio
                          --------------------------------------------------------------------
                                          Class I                               Class II
                          ----------------------------------------------  --------------------
                                         Year Ended
                                        December 31,                      February 10, 2000(a)
                          ----------------------------------------------        through
                            2000        1999      1998     1997    1996    December 31, 2000
                          --------    --------  --------  ------  ------  --------------------
Per Share Operating
 Performance:
Net Asset Value,
 beginning of period....  $  32.39    $  23.91  $  17.73  $14.32  $12.55        $ 34.25
                          --------    --------  --------  ------  ------        -------
Income From Investment
 Operations:
Net investment income
 (loss).................      0.01        0.05      0.04    0.04    0.02          (0.03)
Net realized and
 unrealized gains
 (losses) on
 investments............     (5.61)       9.88      6.56    4.48    1.78          (7.54)
                          --------    --------  --------  ------  ------        -------
 Total from investment
  operations............     (5.60)       9.93      6.60    4.52    1.80          (7.57)
                          --------    --------  --------  ------  ------        -------
Less Distributions:
Dividends from net
 investment income......        --(d)    (0.05)    (0.04)  (0.04)  (0.03)            --(d)
Dividends in excess of
 net investment income..        --(d)       --        --      --      --             --(d)
Distributions from net
 realized gains.........     (3.82)      (1.40)    (0.38)  (1.07)     --          (3.80)
                          --------    --------  --------  ------  ------        -------
 Total distributions....     (3.82)      (1.45)    (0.42)  (1.11)  (0.03)         (3.80)
                          --------    --------  --------  ------  ------        -------
Net Asset Value, end of
 period.................  $  22.97    $  32.39  $  23.91  $17.73  $14.32        $ 22.88
                          ========    ========  ========  ======  ======        =======
Total Investment
 Return(b)..............    (17.38)%     41.76%    37.46%  31.71%  14.41%        (22.19)%
Ratios/Supplemental
 Data:
Net assets, end of
 period (in millions)...  $2,892.7    $2,770.7  $1,198.7  $495.9  $226.5        $  13.3
Ratios to average net
 assets:
 Expenses...............      0.64%       0.63%     0.63%   0.64%   0.66%          1.04%(c)
 Net investment income..      0.02%       0.17%     0.20%   0.25%   0.20%         (0.39)%(c)
Portfolio turnover
 rate...................        89%         58%       54%     60%     46%            89%

(a)  Commencement of offering of Class II shares.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investments returns for less than a full year are not annualized.

(c)  Annualized.

(d)  Less than $0.01 per share.

For more information

Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

Statement of Additional Information (SAI)

(incorporated by reference into this prospectus)

Annual Report

(including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

Semi-Annual Report

To obtain these documents or to ask any questions about the Fund:

  Call toll-free (800) 778-2255

  Write to The Prudential Series Fund, Inc., 751 Broad Street, Newark, NJ 07102-3777

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

By Electronic Request:

publicinfo@sec.gov

(The SEC charges a fee to copy documents.)

In Person:

Public Reference Room
in Washington, DC
(For hours of operation, call 1-202-942-8090)

Via the Internet:

on the EDGAR Database at
http://www.sec.gov

SEC File No. 811-03623

                        The Prudential Series Fund, Inc.
--------------------------------------------------------------------------------

                                   Prospectus

                                  May 1, 2001


                   SP Jennison International Growth Portfolio
                 SP Strategic Partners Focused Growth Portfolio


                         [LOGO OF PRUDENTIAL FINANCIAL]
--------------------------------------------------------------------------------

               As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

               A particular Portfolio may not be available under the variable life insurance or variable annuity contract which you have chosen. The prospectus of the specific contract which you have chosen will indicate which Portfolios are available and should be read in conjunction with this prospectus.

--------------------------------------------------------------------------------

Table of Contents

  1  RISK/RETURN SUMMARY
  1  Investment Objectives and Principal Strategies
  2  Principal Risks
  5  Evaluating Performance
  6  HOW THE PORTFOLIOS INVEST
  6  Investment Objectives and Policies
  6  SP Jennison International Growth Portfolio
  8  SP Strategic Partners Focused Growth Portfolio
 10  OTHER INVESTMENTS AND STRATEGIES
 10  ADRs
 10  Convertible Debt and Convertible Preferred Stock
 10  Derivatives
 10  Dollar Rolls
 10  Forward Foreign Currency Exchange Contracts
 11  Futures Contracts
 11  Interest Rate Swaps
 11  Joint Repurchase Account
 11  Loan Participations
 11  Mortgage-related Securities
 12  Options
 12  Real Estate Investment Trusts
 12  Repurchase Agreements
 12  Reverse Repurchase Agreements
 12  Short Sales
 12  Short Sales Against-the-Box
 12  When-Issued and Delayed Delivery Securities
 13  HOW THE FUND IS MANAGED
 13  Board of Directors
 13  Investment Adviser
 13  Investment Sub-Advisers
 14  Portfolio Managers
 15  HOW TO BUY AND SELL SHARES OF THE FUND
 15  Net Asset Value
 15  Distributor
 16  OTHER INFORMATION
 16  Federal Income Taxes
 16  European Monetary Union
 17  Monitoring for Possible Conflicts
 F-1 FINANCIAL HIGHLIGHTS

(For more information--see back cover)

RISK/RETURN SUMMARY

This prospectus provides information about The Prudential Series Fund, Inc. (the Fund), which consists of thirty six separate portfolios (each, a Portfolio).

The Fund offers two classes of shares in each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America (Prudential) as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts. Not every portfolio is available under every contract. The prospectus for each Contract lists the Portfolios currently available through that Contract.

This section highlights key information about the Portfolios available under your Contract. Additional information follows this summary and is also provided in the Fund's Statement of Additional Information (SAI).

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The following summarizes the investment objectives, principal strategies and principal risks for each of the Portfolios. We describe the terms listed as principal risks on page 2. While we make every effort to achieve the investment objective for each Portfolio, we can't guarantee success and it is possible that you could lose money.

SP Jennison International Growth Portfolio

The Portfolio's investment objective is long-term growth of capital. The Portfolio seeks to achieve this objective by investing in equity-related securities of foreign issuers. This means the Portfolio looks for investments that Jennison Associates LLC thinks will increase in value over a period of years. To achieve its objective, the Portfolio invests primarily in the common stock of large and medium-sized foreign companies. Under normal circumstances, the Portfolio invests at least 65% of its total assets in common stock of foreign companies operating or based in at least five different countries. The Portfolio looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies. These companies typically have characteristics such as above average growth in earnings and cash flow, improving profitability, strong balance sheets, management strength and strong market share for its products. The Portfolio also tries to buy such stocks at attractive prices in relation to their growth prospects. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  interest rate risk
  .  market risk

SP Strategic Partners Focused Growth Portfolio

The Portfolio's investment objective is long-term growth of capital. This means the Portfolio seeks investments whose price will increase over several years. The Portfolio normally invests at least 65% of its total assets in equity-related securities of U.S. companies that the adviser believes to have strong capital appreciation potential. The Portfolio's strategy is to combine the efforts of two investment advisers and to invest in the favorite stock selection ideas of three portfolio managers (two of whom invest as a team). Each investment adviser to the Portfolio utilizes a growth style to select approximately 20 securities. The portfolio managers build a portfolio with stocks in which they have the highest confidence and may invest more than 5% of the Portfolio's assets in any one issuer. The Portfolio is nondiversified, meaning it can invest a relatively high percentage of its assets in a small number of issuers. Investing in a nondiversified portfolio, particularly a portfolio investing in approximately 40 equity-related securities, involves greater risk than investing in a diversified portfolio because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a nondiversified portfolio. The Portfolio may actively and frequently trade its portfolio securities. High portfolio turnover results in higher transaction costs and can affect the Portfolio's performance. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money. This Portfolio is advised by Jennison Associates LLC and Alliance Capital
Management L.P.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  foreign investment risk
  .  leveraging risk
  .  liquidity risk
  .  management risk
  .  market risk

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in a Portfolio could lose value, and you could lose money. The following summarizes the principal risks of investing in the Portfolios.

  Company risk. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Portfolio to sell securities at a desirable price. Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  Credit risk. Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt -- also known as "high-yield bonds" and "junk bonds" --
 have a higher risk of default and tend to be less liquid than higher-rated securities.

  Derivatives risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Portfolios typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. A Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. A Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Portfolio investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances.

  Foreign investment risk. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Foreign investment risk is comprised of the specific risks described below.

    Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. In addition, certain hedging activities may cause the Portfolio to lose money and could reduce the amount of income available for distribution.

    Emerging market risk. To the extent that a Portfolio invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have sometimes hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

    European Economic and Monetary Union. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999, adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

    As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increase volatility for all financial markets.

    Foreign market risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

    Information risk. Financial reporting standards for companies based in foreign markets usually differ from those in the United States. Since the "numbers" themselves sometimes mean different things, the sub-advisers devote much of their research effort to understanding and assessing the impact of these differences upon a company's financial conditions and prospects.

    Liquidity risk. Stocks that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches an estimate of its value.

    Political developments. Political developments may adversely affect the value of a Portfolio's foreign securities.

    Political risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and have imposed high taxes on corporate profits.

    Regulatory risk. Some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

  Interest rate risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

  Leveraging risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment contracts. The use of derivatives may also create leveraging risks. To mitigate leveraging risk, a sub-adviser can segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's securities.

  Liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

  Management risk. Actively managed investment portfolios are subject to management risk. Each sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

  Market risk. Common stocks are subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of large companies are more stable than the stock prices of smaller companies, but this is not always the case. Smaller companies often offer a smaller range of products and services than large companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

                                     * * *

  For more information about the risks associated with the Portfolios, see "How the Portfolios Invest--Investment Risks."

                                     * * *

--------------------------------------------------------------------------------
SP Portfolios

--------------------------------------------------------------------------------

The SP Portfolios commenced operations in 2000. No performance information is included for these Portfolios because they do not have at least one full calendar year of operation.

HOW THE PORTFOLIOS INVEST

Investment Objectives and Policies

We describe each Portfolio's investment objective and policies below. We describe certain investment instruments that appear in bold lettering below in the section entitled Other Investments and Strategies. Although we make every effort to achieve each Portfolio's objective, we can't guarantee success and it is possible that you could lose money. Unless otherwise stated, each Portfolio's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors can change investment policies that are not fundamental.

An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
SP Jennison International Growth Portfolio
--------------------------------------------------------------------------------

The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio seeks to achieve its objective through investment in equity-related securities of foreign companies. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
A Foreign Stock Growth Portfolio
The Portfolio seeks long-term growth by investing in the common stock of foreign companies. The Portfolio generally invests in about 60 securities of issuers located in at least five different foreign countries.
--------------------------------------------------------------------------------
This means the Portfolio seeks investments -- primarily the common stock of foreign companies -- that will increase in value over a period of years. A company is considered to be a foreign company if it satisfies at least one of the following criteria: its securities are traded principally on stock exchanges in one or more foreign countries; it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more foreign countries; it maintains 50% or more of its assets in one or more foreign countries; it is organized under the laws of a foreign country; or its principal executive office is located in a foreign country.

The Portfolio invests in about 60 securities of primarily non-U.S. growth companies whose shares appear attractively valued on a relative and absolute basis. The Portfolio looks for companies that have above-average actual and potential earnings growth over the long term and strong financial and operational characteristics. The Portfolio selects stocks on the basis of individual company research. Thus, country, currency and industry weightings are primarily the result of individual stock selections. Although the Portfolio may invest in companies of all sizes, the Portfolio typically focuses on large and medium sized companies. Under normal conditions, the Portfolio intends to invest at least 65% of its total assets in the equity-related securities of foreign companies in at least five foreign countries. The Portfolio may invest anywhere in the world, including North America, Western Europe, the United Kingdom and the Pacific Basin, but generally not the U.S.

The principal type of equity-related security in which the Portfolio invests is common stock. In addition to common stock, the Portfolio may invest in other equity-related securities that include, but are not limited to, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible or exchangeable for common or preferred stock and master limited partnerships. The Portfolio may also invest in ADRs, which we consider to be equity-related securities.

In deciding which stocks to purchase for the Portfolio, Jennison looks for growth companies that have both strong fundamentals and appear to be attractively valued relative to their growth potential. Jennison uses a bottom-up approach in selecting securities for the Portfolio, which means that they select stocks based on individual company research, rather than allocating by country or sector. In researching which stocks to buy, Jennison looks at a company's basic financial and operational characteristics as well as compare the company's stock price to the price of stocks of other companies that are its competitors, absolute historic valuation levels for that company's stock, its earnings growth and the price of existing portfolio holdings. Another important part of Jennison's research process is to have regular contact with management of the companies that they purchase in order to confirm earnings expectations and to assess management's ability to meet its stated goals. Although the Portfolio may invest in companies of all sizes, it typically focuses on large and medium sized companies.

Generally, Jennison looks for companies that have one or more of the following characteristics: actual and potential growth in earnings and cash flow; actual and improving profitability; strong balance sheets; management strength; and strong market share for the company's products.

In addition, Jennison looks for companies whose securities appear to be attractively valued relative to: each company's peer group; absolute historic valuations; and existing holdings of the Portfolio. Generally, they consider selling a security when there is an identifiable change in a company's fundamentals or when expectations of future earnings growth become fully reflected in the price of that security.

The Portfolios may invest in bonds, money market instruments and other fixed income obligations. Generally, the Portfolio will purchase only "Investment-Grade" fixed income investments. This means the obligations have received one of the four highest quality ratings determined by Moody's Investors Service, Inc. (Moody's), or Standard & Poor's Ratings Group (S&P), or one of the other nationally recognized statistical rating organizations (NRSROs). Obligations rated in the fourth category (Baa for Moody's or BBB for S&P) have speculative characteristics and are subject to a greater risk of loss of principal and interest. On occasion, the Portfolio may buy instruments that are not rated, but that are of comparable quality to the investment-grade bonds described above.

In response to adverse market, economic or political conditions, the portfolio may temporarily invest up to 100% of its assets in money market instruments or in the stock and other equity-related securities of U.S. companies. Investing heavily in money market instruments limits the ability to achieve capital appreciation, but may help to preserve the portfolio's assets when global or international markets are unstable. When the portfolio is temporarily invested in equity-related securities of U.S. companies, the portfolio may achieve capital appreciation, although not through investment in foreign companies.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell futures contracts on stock indexes, debt securities, interest rate indexes and foreign currencies and options on these futures contracts; enter into forward foreign currency exchange contracts; purchase securities on a when-issued or delayed delivery basis; and borrow up to 33-1/3% of the value of the Portfolio's total assets.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

This Portfolio is managed by Jennison Associates LLC.

--------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio
--------------------------------------------------------------------------------

In pursuing its objective of long-term growth of capital, the Portfolio normally invests at least 65% of its total assets in equity-related securities of U.S. companies that are believed to have strong capital appreciation potential. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
A Growth Stock Portfolio
The Portfolio normally invests at least 65% of its total assets in the equity-related securities of U.S. companies that are believed to have strong capital appreciation potential. The Portfolio is managed according to a growth investment style.
--------------------------------------------------------------------------------
The Portfolio's strategy is to combine the efforts of two investment advisers and to invest in the favorite stock selection ideas of three portfolio managers (two of whom invest as a team). Each investment adviser to the Portfolio utilizes a growth style to select approximately 20 securities. The portfolio managers build a portfolio with stocks in which they have the highest confidence and may invest more than 5% of the Portfolio's assets in any one issuer.

The Portfolio may actively and frequently trade its portfolio securities. The Portfolio is a non-diversified mutual fund portfolio. This means that the Portfolio may invest in a relatively high percentage of net assets in a small number of issuers. Investing in a nondiversified mutual fund, particularly a fund investing in approximately 40 equity-related securities, involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a nondiversified fund.

The primary equity-related securities in which the Portfolio invests are common stocks. Generally, each investment adviser will consider selling or reducing a stock position when, in their opinion, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement. A price decline of a stock does not necessarily mean that an investment adviser will sell the stock at that time. During market declines, either investment adviser may add to positions in favored stocks, which can result in a somewhat more aggressive strategy, with a gradual reduction of the number of companies in which the adviser invests. Conversely, in rising markets, either investment adviser may reduce or eliminate fully valued positions, which can result in a more conservative investment strategy, with a gradual increase in the number of companies represented in the adviser's portfolio segment.

In deciding which stocks to buy, each investment adviser uses what is known as a growth investment style. This means that each adviser will invest in stocks they believe could experience superior sales or earnings growth.

In addition to common stocks in which the Portfolio primarily invests, equity-related securities include nonconvertible preferred stocks; convertible debt and convertible perferred stock; American Depository Receipts (ADRs); warrants and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; real estate investment trusts (REITs); and similar securities.

The Portfolio may buy common stocks of companies of every size -- small-, medium- and large-capitalization --although its investments are mostly in medium- and large-capitalization stocks. The Portfolio intends to be fully invested, holding less than 5% of its total assets in cash under normal market conditions.

Under normal conditions, there will be an approximately equal division of the Portfolio's assets between the two investment advisers. All daily cash inflows (that is, purchases and reinvested distributions) and outflows (that is, redemptions and expense items) will usually be divided between the two investment advisers as the portfolio manager deems appropriate. There will be a periodic rebalancing of each segment's assets to take account of market fluctuations in order to maintain the approximately equal allocation. As a consequence, the manager may allocate assets from the portfolio segment that has appreciated more to the other.

Alliance Capital Management's portfolio manager, Alfred Harrison, utilizes the fundamental analysis and research of Alliance's large internal research staff. In selecting stocks for the Portfolio, he emphasizes stock selection and investment in a limited number of companies that have strong management, superior industry positions, excellent balance sheets and the ability to demonstrate superior earnings growth.

Jennison Associates' portfolio managers, Spiros Segalas and Kathleen McCarragher, invest in mid-size and large companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity and a strong balance sheet. These companies generally trade at high prices relative to their current earnings.

Reallocations may result in additional costs since sales of securities may result in higher portfolio turnover. Also, because each investment adviser selects portfolio securities independently, it is possible that a security held by one portfolio segment may also be held by the other portfolio segment of the Portfolio or that the two advisers may simultaneously favor the same industry. Prudential Investments Fund Management LLC will monitor the overall portfolio to ensure that any such overlaps do not create an unintended industry concentration. In addition, if one investment adviser buys a security as the other adviser sells it, the net position of the Portfolio in the security may be approximately the same as it would have been with a single portfolio and no such sale and purchase, but the Portfolio will have incurred additional costs. The portfolio manager will consider these costs in determining the allocation of assets. The portfolio manager will consider the timing of reallocation based upon the best interests of the Portfolio and its shareholders. To maintain the Portfolio's federal income tax status as a regulated investment company, Jennison Associates also may have to sell securities on a periodic basis.

The Portfolio may invest up to 20% of its total assets in foreign securities, including stocks and other equity-related securities, money market instruments and other fixed-income securities of foreign issuers. The Portfolio does not consider ADRs and other similar receipts or shares to be foreign securities.

The Portfolio may temporarily hold cash or invest in high-quality foreign or domestic money market instruments pending investment of proceeds from new sales of Portfolio shares or to meet ordinary daily cash needs subject to the policy of normally investing at least 65% of the Portfolio's assets in equity-related securities. In response to adverse market, economic, political or other conditions, the Portfolio may temporarily invest up to 100% of its assets in money market instruments. Investing heavily in these securities limits the ability to achieve the investment objective, but can help to preserve the Portfolio's assets when the equity markets are unstable.

The Portfolio may use repurchase agreements.

The Portfolio may purchase and write (that is, sell) put and call options on securities indexes that are traded on U.S. or foreign securities exchanges or in the over-the-counter market to try to enhance return or to hedge the Portfolio's portfolio. The Portfolio may write covered put and call options to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of a security that it owns against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities it intends to purchase. The Portfolio also may purchase put and call options to offset previously written put and call options of the same series. The Portfolio will write only "covered" options. The Portfolio may purchase and sell stock index futures contracts and related options on stock index futures. The Portfolio may purchase and sell futures contracts on foreign currencies and related options on foreign currency futures contracts.

The Portfolio may invest in securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency.

The Portfolio will also use futures contracts and options on futures contracts for certain bona fide hedging, return enhancement and risk management purposes. The Portfolio may purchase put and call options and write (that is, sell) "covered" put and call options on futures contracts that are traded on U.S. and foreign exchanges.

The Portfolio may use short sales.

The Portfolio may use various derivatives to try to improve the Portfolio's returns. The Portfolio may use hedging techniques to try to protect the Portfolio's assets. We cannot guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available, or that the Portfolio will not lose money.

The Portfolio also follows certain policies when it borrows money (the Portfolio can borrow up to 33 1/3% of the value of its total assets); lends its securities to others for cash management purposes (the Portfolio can lend up to 33 1/3% of the value of its total assets including collateral received in the transaction); and holds illiquid securities (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

It is not a principal strategy of the Portfolio to actively and frequently trade its portfolio securities to achieve its investment objective. Nevertheless, the Portfolio may have an annual portfolio turnover rate of up to 200%. Portfolio turnover is generally the percentage found by dividing the lesser of portfolio purchases and sales by the monthly average value of the portfolio. High portfolio turnover (100% or more) results in higher brokerage commissions and other costs and can affect the Portfolio's performance.

The Portfolio is managed by Jennison Associates LLC and Alliance Capital Management, L.P.

                                     * * *

The Statement of Additional Information -- which we refer to as the SAI --
 contains additional information about the Portfolios. To obtain a copy, see the back cover page of this prospectus.

                                     * * *

OTHER INVESTMENTS AND STRATEGIES

As indicated in the description of the Portfolios above, we may use certain of the following investment strategies to increase a Portfolio's return or protect its assets if market conditions warrant.

ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.

Convertible Debt and Convertible Preferred Stock -- A convertible security is a security -- for example, a bond or preferred stock -- that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the company's common stock but lower than the rate on the company's debt obligations. At the same time, they offer -- through their conversion mechanism -- the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

Derivatives -- A derivative is an investment instrument that derives its price, performance, value, or cash flow from one or more underlying securities or other interests. Derivatives involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment -- a security, market index, currency, interest rate or some other benchmark -- will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with a Portfolio's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy, or use any particular instrument. Any derivatives we use may not fully offset a Portfolio's underlying positions and this could result in losses to the Portfolio that would not otherwise have occurred.

Dollar Rolls -- Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar -- but not necessarily the same -- security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead, it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

Forward Foreign Currency Exchange Contracts -- A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

Futures Contracts -- A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the borrower would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

Interest Rate Swaps -- In an interest rate swap, the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into that type of a swap if we think interest rates are going down.

Joint Repurchase Account -- In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

Loan Participations -- In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

Mortgage-related Securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. We may invest in mortgage-related securities issued and guaranteed by the U.S. government or its agencies like the Federal National Mortgage Association (Fannie Maes) and the Government National Mortgage Association (Ginnie Maes) and debt securities issued (but not guaranteed) by the Federal Home Loan Mortgage Company (Freddie Macs). Private mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

Mortgage-related securities include collateralized mortgage obligations, multi-class pass through securities and stripped mortgage-backed securities. A collateralized mortgage-backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by entities such as banks, U.S. governmental entities or broker-dealers. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.

Options -- A call option on stock is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option. A put option on stock is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium. Options on debt securities are similar to stock options except that the option holder has the right to acquire or sell a debt security rather than an equity security. Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier". Unlike stock options, stock index options are always settled in cash, and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

Real Estate Investment Trusts (REITs) -- A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

Repurchase Agreements -- In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio.

Reverse Repurchase Agreements -- In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.

Short Sales -- In a short sale, we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results.

Short Sales Against-the-Box -- A short sale against-the-box means the Portfolio owns securities identical to those sold short.

When-Issued and Delayed Delivery Securities -- With when-issued or delayed delivery securities, the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater than such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

                                     * * *

Each Portfolio also follows certain policies when it borrows money (a Portfolio may borrow up to 5% of the value of its total assets); lends its securities; and holds illiquid securities (a Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce a Portfolio's holdings in illiquid securities to no more than 15% of its net assets, as required by applicable law. A Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

HOW THE FUND IS MANAGED

--------------------------------------------------------------------------------
Board Of Directors

--------------------------------------------------------------------------------
The Board of Directors oversees the actions of the Investment Adviser, the sub-advisers and the Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

--------------------------------------------------------------------------------
Investment Adviser
--------------------------------------------------------------------------------

Prudential Investments Fund Management LLC ("PIFM"), a wholly-owned subsidiary of Prudential, serves as the overall investment adviser for the Fund. PIFM is located at Gateway Center Three, 100 Mulberry Street, Newark, N.J. 07102-4077. PIFM and its predecessors have served as manager and administrator to investment companies since 1987. As of January 31, 2001, PIFM served as the manager to 43 mutual funds, and as manager or administrator to 20 closed-end investment companies, with aggregated assets of approximately $109 billion.

The Fund uses a "manager-of-managers" structure. Under this structure, PIFM is authorized to select (with approval of the Fund's independent directors) one or more sub-advisers to handle the actual day-to-day investment management of each Portfolio. PIFM monitors each sub-adviser's performance through quantitative and qualitative analysis, and periodically reports to the Fund's board of directors as to whether each sub-adviser's agreement should be renewed, terminated or modified. PIFM also is responsible for allocating assets among the sub-advisers if a Portfolio has more than one sub-adviser. In those circumstances, the allocation for each sub-adviser can range from 0% to 100% of a Portfolio's assets, and PIFM can change the allocations without board or shareholder approval. The Fund will notify shareholders of any new sub-adviser or any material changes to any existing sub-advisory agreement.

The following chart lists the total annualized investment advisory fees to be paid in 2001 with respect to each of the Fund's Portfolios.

                                      Total advisory fees as %
Portfolio                              of average net assets
---------                             ------------------------
SP Jennison International Growth                0.85
SP Strategic Partners Focused Growth            0.90

--------------------------------------------------------------------------------
Investment Sub-Advisers
--------------------------------------------------------------------------------

Each Portfolio has one or more sub-advisers providing the day-to-day investment management. PIFM pays each sub-adviser out of the fee that PIFM receives from the Fund.

Jennison Associates LLC serves as the sole sub-adviser for the SP Jennison International Growth Portfolio. Jennison serves as a sub-adviser for a portion of the assets of the SP Strategic Partners Focused Growth Portfolio. Jennison's address is 466 Lexington Avenue, New York, NY 10017. As of December 31, 2000, Jennison had over $80.9 billion in assets under management for institutional and mutual fund clients.

Alliance Capital Management, L.P. serves as sub-adviser for a portion of the assets of the SP Strategic Partners Focused Growth Portfolio. The sub-adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international investment manager. Alliance's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. As of December 31, 2000, Alliance managed $454 billion in assets.

--------------------------------------------------------------------------------
Portfolio Managers
--------------------------------------------------------------------------------

SP Jennison International Growth Portfolio

The Portfolio is co-managed by Howard Moss and Blair Boyer. Mr. Moss and Mr. Boyer have worked together managing international equity portfolios since 1989. Howard Moss has been an Executive Vice President and Director of Jennison since 1993. Mr. Moss has been in the investment business for 30 years. Mr. Moss received a B.A. from the University of Liverpool. Blair Boyer is an Executive Vice President and Director of Jennison and has been with Jennison since 1993. Mr. Boyer received a B.A. from Bucknell University and an M.B.A. from New York University.

We set out below performance information for Jennison International Growth Fund, which is a mutual fund managed by Jennison according to investment objectives and practices that are substantially similar to those governing the SP Jennison International Growth Portfolio. Jennison International Growth Fund and SP Jennison International Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of Jennison International Growth Fund is not indicative of the future performance of SP Jennison International Growth Portfolio. If material differences between the investment styles of Jennison International Growth Fund and SP Jennison International Growth Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP Jennison International Growth Portfolio, but not Jennison International Growth Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                             OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                       JENNISON INTERNATIONAL GROWTH FUND

(FOR THE PERIODS ENDED
DECEMBER 31, 2000)                        SINCE INCEPTION             INCEPTION DATE
 Class A                                      -31.70%                     3/1/00
 Lipper International Fund Avg.(1)            -15.47%

(1) Unweighted average annual return, net of fees and expenses, of all mutual funds that invested primarily in stocks and other equity securities of companies outside the United States during the periods covered.


SP Strategic Partners Focused Growth Portfolio

Alfred Harrison is portfolio manager for the portion of the Portfolio's assets advised by Alliance. Mr. Harrison joined Alliance in 1978 and is manager of the firm's Minneapolis office. He is Vice Chairman of Alliance Capital Management Corporation.

Spiros Segalas and Kathleen McCarragher are co-portfolio managers for the portion of the Portfolio's assets advised by Jennison. This Portfolio has been managed since inception by Spiros "Sig" Segalas and Kathleen A. McCarragher of Jennison Associates LLC. Mr. Segalas is a founding member and President and Chief Investment Officer of Jennison. He has been in the investment business for over 35 years. Ms. McCarragher, Director and Executive Vice President of Jennison, is also Jennison's Growth Equity Investment Strategist, having joined Jennison in 1999 after a 20 year investment career, including positions with Weiss, Peck & Greer and State Street Management and Research Company, where she was a member of the Investment Committee.

HOW TO BUY AND SELL SHARES OF THE FUND

The Fund offers two classes of shares in each Portfolio--Class I and Class II. Each Class participates in the same investments within a given Portfolio, but the Classes differ as far as their charges. Class I shares are sold only to separate accounts of Prudential as investment options under certain Contracts. Class II is offered only to separate accounts of non-Prudential insurance companies as investment options under certain of their Contracts. Please refer to the accompanying Contract prospectus to see which Portfolios are available through your Contract.

The Fund sells its shares to separate accounts issuing variable annuity contracts and variable life insurance policies. To the extent dictated by its agreement with a separate account, the Fund will cooperate with the separate account in monitoring for transactions that are indicative of market timing. In addition, to the extent permitted by applicable laws and agreements, the Fund may cease selling its shares to a separate account to prevent market timing transactions.

The way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this prospectus, you should have received a prospectus for such a Contract. You should refer to that prospectus for further information on investing in the Portfolios.

Both Class I and Class II shares of a Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class II shares, however, are subject to an annual distribution or "12b-1" fee of 0.25% and an administration fee of 0.15% of the average daily net assets of Class II. Class I shares do not have a distribution or administration fee.

Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.

Net Asset Value

Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is received in good order. The NAV of each share class of each Portfolio is determined on each day the New York Stock Exchange is open for trading as of the close of the exchange's regular trading session (which is generally 4:00 p.m. New York time).

The NAV for each of the Portfolios is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding.

To determine a Portfolio's NAV, its holdings are valued as follows:

Equity Securities are generally valued at the last sale price on an exchange or NASDAQ, or if there is not a sale on that day, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

Short-term Debt Securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of Prudential or a sub-adviser, does not represent fair value.

For each Portfolio, short-term debt securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of more than 60 days, for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).

Convertible debt securities that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by PIFM or a sub-adviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).

Other debt securities -- those that are not valued on an amortized cost basis-- are valued using an independent pricing service.

Options on stock and stock indexes that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options on futures contracts are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

Forward currency exchange contracts are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

Over-the-counter (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A sub-adviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

Securities for which no market quotations are available will be valued at fair value by PIFM under the direction of the Fund's Board of Directors.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS' principal business address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-3777. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 covering Class II shares. Under that plan, Class II of each Portfolio pays to PIMS a distribution or "12b-1" fee at the annual rate of 0.25% of the average daily net assets of Class II. This fee pays for distribution services for Class II shares. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment in Class II shares and may cost you more than paying other types of sales charges. These 12b-1 fees do not apply to Class I.

OTHER INFORMATION

Federal Income Taxes

If you own or are considering purchasing a variable contract, you should consult the prospectus for the variable contract for tax information about that variable contract. You should also consult with a qualified tax adviser for information and advice.

The SAI provides information about certain tax laws applicable to the Fund.

European Monetary Union

On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Fund will treat the euro as a separate currency from that of any participating state. The conversion may adversely affect the Fund if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Fund's service providers, or by entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.

Monitoring For Possible Conflicts

The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.

Financial Highlights

The financial highlights which follow will help you evaluate the financial performance of each Portfolio available under your Contract. The total return in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect any charges under any variable contract. The information is for Class I for the periods indicated, unless otherwise indicated.

The information has been audited by PricewaterhouseCoopers LLP, whose unqualified report, along with the financial statements, appears in the annual report, which is available upon request.

Financial Highlights

                                            SP Jennison International Growth
                                                       Portfolio
                                        ----------------------------------------
                                               Class I             Class II
                                        --------------------- ------------------
                                        September 22, 2000(a) October 4, 2000(b)
                                        through December 31,       through
                                                2000          December 31, 2000
                                        --------------------- ------------------
Per Share Operating Performance:
Net Asset Value, beginning of period..         $ 10.00             $  9.79
                                               -------             -------
Income from Investment Operations:
Net investment income (loss)..........            0.01                  --(g)
                                               -------             -------
Net realized and unrealized loss on
 investments..........................           (1.51)              (1.31)
                                               -------             -------
 Total from investment operations.....           (1.50)              (1.31)
                                               -------             -------
Net Asset Value, end of period........         $  8.50             $  8.48
                                               =======             =======
Total Investment Return (c)...........          (15.00)%            (13.28)%
Ratios/Supplemental Data:
Net assets, end of period (in
 millions)............................         $   7.6             $   2.7
Ratios to average net assets: (d)(f)
 Expenses.............................            1.24%               1.64%
 Net investment income................            0.51%              (0.00)%
Portfolio turnover rate (e)...........              12%                 12%

(a)  Commencement of offering of Class I Shares.

(b)  Commencement of offering of Class II Shares.

(c) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(d)  Annualized.

(e)  Not annualized.

(f) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 3.44% and (1.69)%, respectively, for Class I and 3.84% and (2.20)%, respectively, for Class II for the period ended December 31, 2000.

(g)  Less than $0.005 per share.

                                  SP Strategic Partners Focused Growth Portfolio
                                                      Class I
                                  ----------------------------------------------
                                              September 22, 2000(a)
                                                     through
                                                December 31, 2000
                                  ----------------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of
 period.........................                     $ 10.00
                                                     -------
Income from Investment
 Operations:
Net investment income (b).......                          --
Net realized and unrealized loss
 on investments.................                       (2.06)
                                                     -------
 Total from investment
  operations....................                       (2.06)
                                                     -------
Less Distributions:
Dividends from net investment
 income (b).....................                          --
                                                     -------
Net Asset Value, end of period..                     $  7.94
                                                     =======
Total Investment Return (c).....                      (20.47)%
Ratios/Supplemental Data:
Net assets, end of period (in
 millions)......................                     $   5.9
Ratios to average net assets:
 (d)(e)
 Expenses.......................                        1.01%
 Net investment income..........                        0.18%
Portfolio turnover rate (f).....                          37%

(a)  Commencement of operations.

(b)  Less than $0.005 per share.

(c) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(d)  Annualized.

(e) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 3.88% and (2.69%), respectively, for the period ended December 31, 2000.

(f)  Not annualized.

For more information

Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

Statement of Additional Information (SAI)

(incorporated by reference into this prospectus)

Annual Report

(including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

Semi-Annual Report

To obtain these documents or to ask any questions about the Fund:

  Call toll-free (800) 778-2255

  Write to The Prudential Series Fund, Inc., 751 Broad Street, Newark, NJ 07102-3777

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

By Electronic Request:

publicinfo@sec.gov

(The SEC charges a fee to copy documents.)

In Person:

Public Reference Room
in Washington, DC
(For hours of operation, call 1-202-942-8090)

Via the Internet:

on the EDGAR Database at
http://www.sec.gov

SEC File No. 811-03623

                        The Prudential Series Fund, Inc.
--------------------------------------------------------------------------------

                                   Prospectus

                                  May 1, 2001

                                Equity Portfolio
                         Prudential Jennison Portfolio
                   SP Jennison International Growth Portfolio
                  SP Prudential U.S. Emerging Growth Portfolio


                  [LOGO OF PRUDENTIAL FINANCIAL APPEARS HERE]

--------------------------------------------------------------------------------

                  As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

                  A particular Portfolio may not be
                  available under the variable life
                  insurance or variable annuity contract
                  which you have chosen. The prospectus of the specific contract which you have chosen will indicate which Portfolios are available and should be read in conjunction with this prospectus.

--------------------------------------------------------------------------------

Table of Contents

  1  RISK/RETURN SUMMARY
  1  Investment Objectives and Principal Strategies
  2  Principal Risks
  5  Evaluating Performance
  8  HOW THE PORTFOLIOS INVEST
  8  Investment Objectives and Policies
  8  Equity Portfolio
  9  Prudential Jennison Portfolio
 10  SP Jennison International Growth Portfolio
 11  SP Prudential U.S. Emerging Growth Portfolio
 13  OTHER INVESTMENTS AND STRATEGIES
 13  ADRs
 13  Convertible Debt and Convertible Preferred Stock
 14  Derivatives
 14  Dollar Rolls
 14  Forward Foreign Currency Exchange Contracts
 14  Futures Contracts
 14  Interest Rate Swaps
 14  Joint Repurchase Account
 15  Loan Participations
 15  Mortgage-related Securities
 15  Options
 15  Real Estate Investment Trusts
 15  Repurchase Agreements
 15  Reverse Repurchase Agreements
 16  Short Sales
 16  Short Sales Against-the-Box
 16  When-Issued and Delayed Delivery Securities
 16  HOW THE FUND IS MANAGED
 16  Board of Directors
 16  Investment Adviser
 17  Investment Sub-Advisers
 17  Portfolio Managers
 19  HOW TO BUY AND SELL SHARES OF THE FUND
 20  Net Asset Value
 21  Distributor
 21  OTHER INFORMATION
 21  Federal Income Taxes
 21  European Monetary Union
 21  Monitoring for Possible Conflicts
 F-1 FINANCIAL HIGHLIGHTS

(For more information--see back cover)

RISK/RETURN SUMMARY

This prospectus provides information about The Prudential Series Fund, Inc. (the Fund), which consists of thirty six separate portfolios (each, a Portfolio).

The Fund offers two classes of shares in each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America (Prudential) as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts. Not every portfolio is available under every contract. The prospectus for each Contract lists the Portfolios currently available through that Contract.

This section highlights key information about the Portfolios available under your Contract. Additional information follows this summary and is also provided in the Fund's Statement of Additional Information (SAI).

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The following summarizes the investment objectives, principal strategies and principal risks for each of the Portfolios. We describe the terms listed as principal risks on page 2. While we make every effort to achieve the investment objective for each Portfolio, we can't guarantee success and it is possible that you could lose money.

Equity Portfolio

The Portfolio's investment objective is capital appreciation. To achieve our objective, we invest primarily in common stocks of major established corporations as well as smaller companies that we believe offer attractive prospects of appreciation. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  foreign investment risk
  .  market risk
  .  management risk

Prudential Jennison Portfolio

The Portfolio's investment objective is to achieve long-term growth of capital. To achieve this objective, we invest primarily in equity securities of major, established corporations that we believe offer above-average growth prospects. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  derivatives risk
  .  foreign investment risk
  .  management risk
  .  market risk

SP Jennison International Growth Portfolio

The Portfolio's investment objective is long-term growth of capital. The Portfolio seeks to achieve this objective by investing in equity-related securities of foreign issuers. This means the Portfolio looks for investments that Jennison

Associates LLC thinks will increase in value over a period of years. To achieve its objective, the Portfolio invests primarily in the common stock of large and medium-sized foreign companies. Under normal circumstances, the Portfolio invests at least 65% of its total assets in common stock of foreign companies operating or based in at least five different countries. The Portfolio looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies. These companies typically have characteristics such as above average growth in earnings and cash flow, improving profitability, strong balance sheets, management strength and strong market share for its products. The Portfolio also tries to buy such stocks at attractive prices in relation to their growth prospects. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  interest rate risk
  .  market risk

SP Prudential U.S. Emerging Growth Portfolio

The Portfolio's investment objective is long-term capital appreciation, which means that the Portfolio seeks investments whose price will increase over several years. The Portfolio normally invests at least 65% of its total assets in equity securities of small and medium-sized U.S. companies that Jennison Associates LLC believes have the potential for above-average growth. The Portfolio also may use derivatives for hedging or to improve the Portfolio's returns. While the Portfolio makes every effort to achieve its objective, it can't guarantee success. The Portfolio may actively and frequently trade its portfolio securities. High portfolio turnover results in higher transaction costs and can affect the Portfolio's performance. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  interest rate risk
  .  leveraging risk
  .  liquidity risk
  .  management risk
  .  market risk

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in a Portfolio could lose value, and you could lose money. The following summarizes the principal risks of investing in the Portfolios.

  Company risk. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Portfolio to sell securities at a desirable price. Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  Credit risk. Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt -- also known as "high-yield bonds" and "junk bonds" --
 have a higher risk of default and tend to be less liquid than higher-rated securities.

  Derivatives risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Portfolios typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. A Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. A Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Portfolio investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances.

  Foreign investment risk. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Foreign investment risk is comprised of the specific risks described below.

    Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. In addition, certain hedging activities may cause the Portfolio to lose money and could reduce the amount of income available for distribution.

    Emerging market risk. To the extent that a Portfolio invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have sometimes hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

    European Economic and Monetary Union. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999, adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

    As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increase volatility for all financial markets.

    Foreign market risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

    Information risk. Financial reporting standards for companies based in foreign markets usually differ from those in the United States. Since the "numbers" themselves sometimes mean different things, the sub-advisers devote much of their research effort to understanding and assessing the impact of these differences upon a company's financial conditions and prospects.

    Liquidity risk. Stocks that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches an estimate of its value.

    Political developments. Political developments may adversely affect the value of a Portfolio's foreign securities.

    Political risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and have imposed high taxes on corporate profits.

    Regulatory risk. Some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

  Interest rate risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

  Leveraging risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment contracts. The use of derivatives may also create leveraging risks. To mitigate leveraging risk, a sub-adviser can segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's securities.

  Liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

  Management risk. Actively managed investment portfolios are subject to management risk. Each sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

  Market risk. Common stocks are subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of large companies are more stable than the stock prices of smaller companies, but this is not always the case. Smaller companies often offer a smaller range of products and services than large companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

                                     * * *

  For more information about the risks associated with the Portfolios, see "How the Portfolios Invest--Investment Risks."

                                     * * *

EVALUATING PERFORMANCE

Equity Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)


                                    [GRAPH]

                       Annual Returns* (Class I shares)

                                 1991   26.01%
                                 1992   14.17%
                                 1993   21.87%
                                 1994    2.78%
                                 1995   31.29%
                                 1996   18.52%
                                 1997   24.66%
                                 1998    9.34%
                                 1999   12.49%
                                 2000    3.28%

BEST QUARTER: 19.1% (1st quarter of 1991)
WORST QUARTER: -14.8% (3rd quarter of 1998)

  * These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)

--------------------------------------------------------------------------------

                                             SINCE     SINCE
                                            CLASS I  CLASS II
                                           INCEPTION INCEPTION
                   1 YEAR 5 YEARS 10 YEARS (5/13/83) (5/3/99)
                   ------ ------- -------- --------- ---------
Class I shares      3.28% 13.42%   16.08%   14.28%      --
Class II shares     --      --      --        --       1.28%
S&P 500**          -9.10% 18.33%   17.44%   15.82%     0.53%
Lipper Average***  -9.22% 17.39%   17.52%   14.58%     4.50%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83 for Class I shares, and 4/30/99 for Class II shares). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83 for Class I shares, and 4/30/99 for Class II shares). Source: Lipper, Inc.

--------------------------------------------------------------------------------
Prudential Jennison Portfolio

--------------------------------------------------------------------------------

A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

                                    [GRAPH]

                       Annual Returns* (Class I shares)

                                 1996   14.41%
                                 1997   31.71%
                                 1998   37.46%
                                 1999   41.76%
                                 2000 (17.38)%

BEST QUARTER: 29.5% (4th quarter of 1998)
WORST QUARTER: (16.9)% (4th quarter of 2000)


* These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/00)
--------------------------------------------------------------------------------

                                     SINCE     SINCE
                                    CLASS I  CLASS II
                                   INCEPTION INCEPTION
                   1 YEAR  5 YEARS (4/25/95) (2/10/00)
                   ------  ------- --------- ---------
Class I shares     -17.38%  19.46%   21.70%      --
Class II shares       --      --       --     -22.19%
S&P 500**           -9.10%  18.33%   20.11%    -4.29%
Lipper Average***   -9.22%  17.39%   19.07%    -6.20%

--------------------------------------------------------------------------------
  * The Portfolio's returns are after deduction of expenses and do not include Contract charges.
 ** The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. Companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/95 for Class I shares, and 1/31/00 for Class II shares). Source: Lipper, Inc.
*** The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/95 for Class I shares, and 1/31/00 for Class II shares). Source: Lipper, Inc.

--------------------------------------------------------------------------------
SP Portfolios

--------------------------------------------------------------------------------

The SP Portfolios commenced operations in 2000. No performance information is included for these Portfolios because they do not have at least one full calendar year of operation.

HOW THE PORTFOLIOS INVEST

Investment Objectives and Policies

We describe each Portfolio's investment objective and policies below. We describe certain investment instruments that appear in bold lettering below in the section entitled Other Investments and Strategies. Although we make every effort to achieve each Portfolio's objective, we can't guarantee success and it is possible that you could lose money. Unless otherwise stated, each Portfolio's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors can change investment policies that are not fundamental.

An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
Equity Portfolio

--------------------------------------------------------------------------------

The investment objective of this Portfolio is capital appreciation. This means we seek investments that we believe will provide investment returns above broadly based market indexes. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
Blend Approach
In deciding which stocks to buy, our portfolio managers use a blend of investment styles. That is, we invest in stocks that may be undervalued given the company's earnings, assets, cash flow and dividends and also invest in companies experiencing some or all of the following: a price/earnings ratio lower than earnings per share growth, strong market position, improving profitability and distinctive attributes such as unique marketing ability, strong research and development, new product flow, and financial strength.

--------------------------------------------------------------------------------
To achieve our investment objective, we invest primarily in common stocks of major established corporations as well as smaller companies.

35% of the Portfolio's assets may be invested in short, intermediate or long-term debt obligations, including convertible and nonconvertible preferred stock and other equity-related securities. Up to 5% of these holdings may be rated below investment grade. These securities are considered speculative and are sometimes referred to as "junk bonds."
Up to 30% of the Portfolio's total assets may be invested in foreign securities, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities.

Under normal circumstances, the Portfolio may invest a portion of its assets in money market instruments. In addition, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments in response to adverse market conditions or when we are restructuring the portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency futures contracts and options on these futures contracts; enter into forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

--------------------------------------------------------------------------------
Prudential Jennison Portfolio
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to achieve long-term growth of capital. This means we seek investments whose price will increase over several years. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
Investment Strategy
We seek to invest in equity securities of established companies with above-average growth prospects. We select stocks on a company-by-company basis using fundamental analysis. In making our stock picks, we look for companies that have had growth in earnings and sales, high returns on equity and assets or other strong financial characteristics. Often, the companies we choose have superior management, a unique market niche or a strong new product.
--------------------------------------------------------------------------------
In pursuing our objective, we normally invest 65% of the Portfolio's total assets in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.

For the balance of the Portfolio, we may invest in common stocks, preferred stocks and other equity-related securities of companies that are undergoing changes in management, product and/or marketing dynamics which we believe have not yet been reflected in reported earnings or recognized by investors.

In addition, we may invest in debt securities and mortgage-related securities. These securities may be rated as low as Baa by Moody's or BBB by S&P (or if unrated, of comparable quality in our judgment).

The Portfolio may also invest in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. In addition, up to 30% of the Portfolio's assets may be invested in foreign equity and equity-related securities. For these purposes, we do not consider American Depositary Receipts
(ADRs) as foreign securities.

In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency futures contracts and options on those futures contracts; enter into forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

--------------------------------------------------------------------------------
SP Jennison International Growth Portfolio
--------------------------------------------------------------------------------

The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio seeks to achieve its objective through investment in equity-related securities of foreign companies. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
A Foreign Stock Growth Portfolio
The Portfolio seeks long-term growth by investing in the common stock of foreign companies. The Portfolio generally invests in about 60 securities of issuers located in at least five different foreign countries.
--------------------------------------------------------------------------------
This means the Portfolio seeks investments -- primarily the common stock of foreign companies -- that will increase in value over a period of years. A company is considered to be a foreign company if it satisfies at least one of the following criteria: its securities are traded principally on stock exchanges in one or more foreign countries; it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more foreign countries; it maintains 50% or more of its assets in one or more foreign countries; it is organized under the laws of a foreign country; or its principal executive office is located in a foreign country.

The Portfolio invests in about 60 securities of primarily non-U.S. growth companies whose shares appear attractively valued on a relative and absolute basis. The Portfolio looks for companies that have above-average actual and potential earnings growth over the long term and strong financial and operational characteristics. The Portfolio selects stocks on the basis of individual company research. Thus, country, currency and industry weightings are primarily the result of individual stock selections. Although the Portfolio may invest in companies of all sizes, the Portfolio typically focuses on large and medium sized companies. Under normal conditions, the Portfolio intends to invest at least 65% of its total assets in the equity-related securities of foreign companies in at least five foreign countries. The Portfolio may invest anywhere in the world, including North America, Western Europe, the United Kingdom and the Pacific Basin, but generally not the U.S.

The principal type of equity-related security in which the Portfolio invests is common stock. In addition to common stock, the Portfolio may invest in other equity-related securities that include, but are not limited to, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible or exchangeable for common or preferred stock and master limited partnerships. The Portfolio may also invest in ADRs, which we consider to be equity-related securities.

In deciding which stocks to purchase for the Portfolio, Jennison looks for growth companies that have both strong fundamentals and appear to be attractively valued relative to their growth potential. Jennison uses a bottom-up approach in selecting securities for the Portfolio, which means that they select stocks based on individual company research, rather than allocating by country or sector. In researching which stocks to buy, Jennison looks at a company's basic financial and operational characteristics as well as compare the company's stock price to the price of stocks of other companies that are its competitors, absolute historic valuation levels for that company's stock, its earnings growth and the price of existing portfolio holdings. Another important part of Jennison's research process is to have regular contact with management of the companies that they purchase in order to confirm earnings expectations and to assess management's ability to meet its stated goals. Although the Portfolio may invest in companies of all sizes, it typically focuses on large and medium sized companies.

Generally, Jennison looks for companies that have one or more of the following characteristics: actual and potential growth in earnings and cash flow; actual and improving profitability; strong balance sheets; management strength; and strong market share for the company's products.

In addition, Jennison looks for companies whose securities appear to be attractively valued relative to: each company's peer group; absolute historic valuations; and existing holdings of the Portfolio. Generally, they consider selling a security when there is an identifiable change in a company's fundamentals or when expectations of future earnings growth become fully reflected in the price of that security.

The Portfolios may invest in bonds, money market instruments and other fixed income obligations. Generally, the Portfolio will purchase only "Investment-Grade" fixed income investments. This means the obligations have received one of the four highest quality ratings determined by Moody's Investors Service, Inc. (Moody's), or Standard & Poor's Ratings Group (S&P), or one of the other nationally recognized statistical rating organizations (NRSROs). Obligations rated in the fourth category (Baa for Moody's or BBB for S&P) have speculative characteristics and are subject to a greater risk of loss of principal and interest. On occasion, the Portfolio may buy instruments that are not rated, but that are of comparable quality to the investment-grade bonds described above.

In response to adverse market, economic or political conditions, the portfolio may temporarily invest up to 100% of its assets in money market instruments or in the stock and other equity-related securities of U.S. companies. Investing heavily in money market instruments limits the ability to achieve capital appreciation, but may help to preserve the portfolio's assets when global or international markets are unstable. When the portfolio is temporarily invested in equity-related securities of U.S. companies, the portfolio may achieve capital appreciation, although not through investment in foreign companies.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell futures contracts on stock indexes, debt securities, interest rate indexes and foreign currencies and options on these futures contracts; enter into forward foreign currency exchange contracts; purchase securities on a when-issued or delayed delivery basis; and borrow up to 33-1/3% of the value of the Portfolio's total assets.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

This Portfolio is managed by Jennison Associates LLC.

--------------------------------------------------------------------------------
SP Prudential U.S. Emerging Growth Portfolio
--------------------------------------------------------------------------------
The Portfolio's investment objective is long-term capital appreciation. This means the Portfolio seeks investments whose price will increase over several years. While we make every effort to achieve its objective, we can't guarantee success and it is possible that you could lose money.
--------------------------------------------------------------------------------
A Small/Medium-Sized Stock Portfolio
The Portfolio invests primarily in the stocks of small and medium-sized companies with the potential for above-average growth.
--------------------------------------------------------------------------------
In deciding which equities to buy, the Portfolio uses what is known as a growth investment style. This means the Portfolio invests in companies that it believes could experience superior sales or earnings growth. In pursuing this objective, the Portfolio normally invests at least 65% of the Portfolio's total assets in equity securities of small and medium-sized U.S. companies with the potential for above-average growth.

The Portfolio considers small and medium-sized companies to be those with market capitalizations that are less than the largest capitalization of the Standard and Poor's Mid-Cap 400 Stock Index as of the end of a calendar quarter. As of December 29, 2000, this number was $13 billion. We use the market capitalization measurements used by S&P at time of purchase.

In addition to buying equities, the Portfolio may invest in other equity-related securities. Equity-related securities include American Depository Receipts (ADRs); common stocks; nonconvertible preferred stocks; warrants and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; real estate investment trusts (REITs); and similar securities.

The Portfolio also may buy convertible debt securities and convertible preferred stock. These are securities that the Portfolio can convert into the company's common stock or some other equity security. The Portfolio will only invest in investment-grade convertible securities. Generally, the Portfolio considers selling a security when, in the opinion of the investment adviser, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movements.

The Portfolio can invest up to 35% of total assets in equity securities of companies with larger or smaller market capitalizations than previously noted. The Portfolio may participate in the initial public offering (IPO) market. IPO investments may increase the Portfolio's total returns. As the Portfolio's assets grow, the impact of IPO investments will decline, which may reduce the Portfolio's total returns.

The Portfolio can invest up to 35% of total assets in foreign securities, including stocks and other equity-related securities, money market instruments and other investment-grade fixed-income securities of foreign issuers, including those in developing countries. For purposes of the 35% limit, the Portfolio does not consider ADRs and other similar receipts or shares to be foreign securities.

Fixed-income obligations include bonds and notes. The Portfolio can invest up to 35% of total assets in investment-grade corporate or government obligations. Investment-grade obligations are rated in one of the top four long-term quality ratings by a major rating service (such as Baa/BBB or better by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group, respectively). The Portfolio also may invest in obligations that are not rated, but which it believes to be of comparable quality. Obligations rated in the fourth category (Baa/BBB) have speculative characteristics. These lower-rated obligations are subject to a greater risk of loss of principal and interest. Generally, fixed-income securities provide a fixed rate of return, but provide less opportunity for capital appreciation than investing in stocks. The Portfolio will purchase money market instruments only in one of the two highest short-term quality ratings of a major rating service.

In response to adverse market, economic or political conditions, the Portfolio may temporarily invest up to 100% of the Portfolio's assets in cash or money market instruments. Investing heavily in these securities limits the Portfolio's ability to achieve capital appreciation, but can help to preserve its assets when the equity markets are unstable.

The Portfolio may also use repurchase agreements.

The Portfolio may enter into foreign currency forward contracts to protect the value of its portfolio against future changes in the level of currency exchange rates. The Portfolio may enter into such contracts on a spot, that is, cash, basis at the rate then prevailing in the currency exchange market or on a forward basis, by entering into a forward contract to purchase or sell currency.

The Portfolio may use various derivative strategies to try to improve its returns or protect its assets. The Portfolio cannot guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

The Portfolio may invest in securities issued by agencies of the U.S. Government or instrumentalities of the U.S. Government. These obligations, including those which are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association (GNMA), the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments. Securities in which the Portfolio may invest which are not backed by the full faith and credit of the United States include obligations such as those issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association, the Student Loan Marketing Association, Resolution Funding Corporation and the Tennessee Valley Authority, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Farm Credit System, the obligations of which may be satisfied only by the individual credit of the issuing agency. FHLMC investments may include collateralized mortgage obligations.

The Portfolio may invest in mortgage-backed securities, including those which represent undivided ownership interests in pools of mortgages. The U.S. Government or the issuing agency or instrumentality guarantees the payment of interest on and principal of these securities. However, the guarantees do not extend to the yield or value of the securities nor do the guarantees extend to the yield or value of the Portfolio's shares. These securities are in most cases "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.

The Portfolio may purchase and write (that is, sell) put and call options on securities, stock indexes and currencies that are traded on U.S. or foreign securities exchanges or in the over-the-counter market to seek to enhance return or to protect against adverse price fluctuations in securities in the Portfolio's portfolio. These options will be on equity securities, financial indexes (for example, S&P 500 Composite Stock Price Index) and foreign currencies. The Portfolio may write put and call options to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of securities (or currencies) that it owns against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities (or currencies) it intends to purchase.

The Portfolio may purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade to reduce certain risks of its investments and to attempt to enhance return in accordance with regulations of the Commodity Futures Trading Commission (CFTC).

The Portfolio also follows certain policies when it borrows money (the Portfolio can borrow up to 20% of the value of its total assets); lends its securities to others (the Portfolio can lend up to 33 1/3% of the value of its total assets, including collateral received in the transaction); and holds illiquid securities (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days).

Portfolio Turnover

As a result of the strategies described above, the Portfolio may have an annual portfolio turnover rate of up to 200%. Portfolio turnover is generally the percentage found by dividing the lesser of portfolio purchases or sales by the monthly average value of the portfolio. High portfolio turnover (100% or more) results in higher brokerage commissions and other transaction costs and can affect the Portfolio's performance.

The Portfolio is managed by Jennison Associates LLC.

                                     * * *

The Statement of Additional Information -- which we refer to as the SAI --
 contains additional information about the Portfolios. To obtain a copy, see the back cover page of this prospectus.

                                     * * *

Other Investments and Strategies

As indicated in the description of the Portfolios above, we may use certain of the following investment strategies to increase a Portfolio's return or protect its assets if market conditions warrant.

ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.

Convertible Debt and Convertible Preferred Stock -- A convertible security is a security -- for example, a bond or preferred stock -- that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the company's common stock but lower than the rate on the company's debt obligations. At the same time, they offer -- through their conversion mechanism -- the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

Derivatives -- A derivative is an investment instrument that derives its price, performance, value, or cash flow from one or more underlying securities or other interests. Derivatives involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment -- a security, market index, currency, interest rate or some other benchmark -- will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with a Portfolio's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy, or use any particular instrument. Any derivatives we use may not fully offset a Portfolio's underlying positions and this could result in losses to the Portfolio that would not otherwise have occurred.

Dollar Rolls -- Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar -- but not necessarily the same -- security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead, it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

Forward Foreign Currency Exchange Contracts -- A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

Futures Contracts -- A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the borrower would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

Interest Rate Swaps -- In an interest rate swap, the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into that type of a swap if we think interest rates are going down.

Joint Repurchase Account -- In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

Loan Participations -- In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

Mortgage-related Securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. We may invest in mortgage-related securities issued and guaranteed by the U.S. government or its agencies like the Federal National Mortgage Association (Fannie Maes) and the Government National Mortgage Association (Ginnie Maes) and debt securities issued (but not guaranteed) by the Federal Home Loan Mortgage Company (Freddie Macs). Private mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

Mortgage-related securities include collateralized mortgage obligations, multi-class pass through securities and stripped mortgage-backed securities. A collateralized mortgage-backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by entities such as banks, U.S. governmental entities or broker-dealers. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.

Options -- A call option on stock is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option. A put option on stock is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium. Options on debt securities are similar to stock options except that the option holder has the right to acquire or sell a debt security rather than an equity security. Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier". Unlike stock options, stock index options are always settled in cash, and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

Real Estate Investment Trusts (REITs) -- A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

Repurchase Agreements -- In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio.

Reverse Repurchase Agreements -- In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.

Short Sales -- In a short sale, we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results.

Short Sales Against-the-Box -- A short sale against-the-box means the Portfolio owns securities identical to those sold short.

When-Issued and Delayed Delivery Securities -- With when-issued or delayed delivery securities, the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater than such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

                                     * * *

Each Portfolio also follows certain policies when it borrows money (a Portfolio may borrow up to 5% of the value of its total assets); lends its securities; and holds illiquid securities (a Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce a Portfolio's holdings in illiquid securities to no more than 15% of its net assets, as required by applicable law. A Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

HOW THE FUND IS MANAGED

--------------------------------------------------------------------------------
Board Of Directors

--------------------------------------------------------------------------------
The Board of Directors oversees the actions of the Investment Adviser, the sub-advisers and the Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

--------------------------------------------------------------------------------
Investment Adviser
--------------------------------------------------------------------------------

Prudential Investments Fund Management LLC ("PIFM"), a wholly-owned subsidiary of Prudential, serves as the overall investment adviser for the Fund. PIFM is located at Gateway Center Three, 100 Mulberry Street, Newark, N.J. 07102-4077. PIFM and its predecessors have served as manager and administrator to investment companies since 1987. As of January 31, 2001, PIFM served as the manager to 43 mutual funds, and as manager or administrator to 20 closed-end investment companies, with aggregated assets of approximately $109 billion.

The Fund uses a "manager-of-managers" structure. Under this structure, PIFM is authorized to select (with approval of the Fund's independent directors) one or more sub-advisers to handle the actual day-to-day investment management of each Portfolio. PIFM monitors each sub-adviser's performance through quantitative and qualitative analysis, and periodically reports to the Fund's board of directors as to whether each sub-adviser's agreement should be renewed, terminated or modified. PIFM also is responsible for allocating assets among the sub-advisers if a Portfolio has more than one sub-adviser. In those circumstances, the allocation for each sub-adviser can range from 0% to 100% of a Portfolio's assets, and PIFM can change the allocations without board or shareholder approval. The Fund will notify shareholders of any new sub-adviser or any material changes to any existing sub-advisory agreement.

The following chart lists the total annualized investment advisory fees to be paid in 2001 with respect to each of the Fund's Portfolios.

                                    Total advisory fees as %
Portfolio                            of average net assets
---------                           ------------------------
Equity                                        0.45
Prudential Jennison                           0.60
SP Jennison International Growth              0.85
SP Prudential U.S. Emerging Growth            0.60

--------------------------------------------------------------------------------
Investment Sub-Advisers
--------------------------------------------------------------------------------

Each Portfolio has one or more sub-advisers providing the day-to-day investment management. PIFM pays each sub-adviser out of the fee that PIFM receives from the Fund.

Jennison Associates LLC serves as the sole sub-adviser for the Prudential Jennison Portfolio, the SP Jennison International Growth Portfolio, and the SP Prudential U.S. Emerging Growth Portfolio. Jennison serves as a sub-adviser for a portion of the assets of the Equity Portfolio. Jennison's address is 466 Lexington Avenue, New York, NY 10017. As of December 31, 2000, Jennison had over $80.9 billion in assets under management for institutional and mutual fund clients.

GE Asset Management, Incorporated (GEAM) has served as an Investment Adviser to approximately 25% of the Equity Portfolio since February 16, 2001. GEAM's ultimate parent is General Electric Company. Its address is 3003 Summer Street, Stamford, Connecticut 06904. As of September 30, 2000, GEAM had in excess of $95 billion under management.

Salomon Brothers Asset Management Inc. (Salomon) serves as sub-adviser for a portion of the assets of the Equity Portfolio. It is expected that under normal circumstances Salomon will manage approximately 25% of the Portfolio. Salomon is part of the global asset management arm of Citigroup Inc., which was formed in 1998 as a result of the merger of Travelers Group and Citicorp Inc. As of September 30, 2000, Salomon managed more than $30 billion in total assets. Salomon's address is 7 World Trade Center, 37th Floor, New York, New York 10048.

--------------------------------------------------------------------------------
Portfolio Managers
--------------------------------------------------------------------------------

Equity Portfolio

Jeffrey Siegel, Bradley Goldberg and David Kiefer are co-managers of the portion of the Portfolio assigned to Jennison. Mr. Siegel has been an Executive Vice President of Jennison since June 1999. Previously he was at TIAA-CREF from 1988-1999, where he held positions as a portfolio manager and analyst. Prior to joining TIAA-CREF, Mr. Siegel was an analyst for Equitable Capital Management and held positions at Chase Manhattan Bank and First Fidelity Bank. Mr. Siegel earned a B.A. from Rutgers University. Mr. Goldberg, an Executive Vice President of Jennision, joined Jennison in 1974 where he also serves as Chairman of the Asset Allocation Committee. Prior to joining Jennison, he served as Vice President and Group Head in the Investment Research Division of Bankers Trust Company. He earned a B.S. from the University of Illinois and an M.B.A. from New York University. Mr. Goldberg holds a Chartered Financial Analyst (C.F.A.) designation. Mr. Kiefer has been a Senior Vice President of Jennison since August 2000. Previously, he was a Managing Director of Prudential Global Asset Management and has been with Prudential since 1986. Mr. Kiefer earned a B.S. from Princeton University and an M.B.A. from Harvard Business School. He holds a Chartered Financial Analyst (C.F.A.) designation.

Richard Sanderson, Senior Vice President and Director of Research for GEAM, will manage the portion of the Equity Portfolio assigned to GEAM. Mr. Sanderson, a Chartered Financial Analyst, has 29 years of asset management experience and has been employed with GEAM for over 5 years, and holds B.A. and M.B.A. degrees from the University of Michigan.

Michael Kagan, a Director of Salomon, will manage the portion of the Equity Portfolio assigned to Salomon. Mr. Kagan has over 15 years of asset management experience, including experience as an analyst covering the consumer products, aerospace, chemicals, and housing industries. Mr. Kagan received his B.A. from Harvard College and attended the MIT Sloan School of Management.

Prudential Jennison Portfolio

This Portfolio has been managed since 1999 by Spiros "Sig" Segalas, Michael A. Del Balso, and Kathleen A. McCarragher of Jennison Associates LLC. Mr. Segalas is a founding member and President and Chief Investment Officer of Jennison. He has been in the investment business for over 35 years. Mr. Del Balso, a Director and Executive Vice President of Jennison, has been part of the Jennison team since 1972 when he joined the firm from White, Weld & Company. Mr. Del Balso is a member of the New York Society of Security Analysts. Ms. McCarragher, Director and Executive Vice President of Jennison, is also Jennison's Growth Equity Investment Strategist, having joined Jennison in 1999 after a 20 year investment career, including positions with Weiss, Peck & Greer and State Street Management and Research Company, where she was a member of the Investment Committee.

SP Jennison International Growth Portfolio

The Portfolio is co-managed by Howard Moss and Blair Boyer. Mr. Moss and Mr. Boyer have worked together managing international equity portfolios since 1989. Howard Moss has been an Executive Vice President and Director of Jennison since 1993. Mr. Moss has been in the investment business for 30 years. Mr. Moss received a B.A. from the University of Liverpool. Blair Boyer is an Executive Vice President and Director of Jennison and has been with Jennison since 1993. Mr. Boyer received a B.A. from Bucknell University and an M.B.A. from New York University.

We set out below performance information for Jennison International Growth Fund, which is a mutual fund managed by Jennison according to investment objectives and practices that are substantially similar to those governing the SP Jennison International Growth Portfolio. Jennison International Growth Fund and SP Jennison International Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of Jennison International Growth Fund is not indicative of the future performance of SP Jennison International Growth Portfolio. If material differences between the investment styles of Jennison International Growth Fund and SP Jennison International Growth Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP Jennison International Growth Portfolio, but not Jennison International Growth Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                             OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                       JENNISON INTERNATIONAL GROWTH FUND

(FOR THE PERIODS ENDED
DECEMBER 31, 2000)                        SINCE INCEPTION             INCEPTION DATE
 Class A                                      -31.70%                     3/1/00
 Lipper International Fund Avg.(1)            -15.47%

(1) Unweighted average annual return, net of fees and expenses, of all mutual funds that invested primarily in stocks and other equity securities of companies outside the United States during the periods covered.

SP Prudential U.S. Emerging Growth Portfolio

Susan Hirsch has managed the retail fund counterpart of this Portfolio since it began. Ms. Hirsch joined Prudential Investments in July 1996, and is now employed by Jennison Associates LLC. Before that she was employed by

Lehman Brothers Global Asset Management from 1988 to 1996 and Delphi Asset Management in 1996. She managed growth stock portfolios at both firms. Ms. Hirsch holds a B.S. from Brooklyn College and is a member of the Financial Analysts Federation and the New York Society of Security Analysts.

We set out below performance information for Prudential U.S. Emerging Growth Fund, which is a mutual fund managed by PIFM, according to investment objectives and practices that are substantially similar to those governing the SP Prudential U.S. Emerging Growth Portfolio. Prudential U.S. Emerging Growth Fund and SP Prudential U.S. Emerging Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of Prudential U.S. Emerging Growth Fund is not indicative of the future performance of SP Prudential U.S. Emerging Growth Portfolio. If material differences between the investment styles of Prudential U.S. Emerging Growth Fund and SP Prudential U.S. Emerging Growth Portfolio should develop in the future, we will disclose such differences. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                            OTHER FUND PERFORMANCE

         SEC STANDARDIZED AVERAGE ANNUAL RETURNS (1) (AS OF 12-31-00)
                     PRUDENTIAL U.S. EMERGING GROWTH FUND

                           1 YEAR  SINCE INCEPTION (12-31-96)
Class A shares             -17.82%           24.02%
S&P 400 Mid-Cap Index (2)   17.50%           20.72%
Lipper Average (3)         -10.01%           17.72%

(1) The Fund's returns are after deduction of sales charges and expenses. Without the distribution and service (12b-1) fee waiver for Class A shares, the returns would have been lower.

(2) The Standard & Poor's Mid-Cap 400 Composite Stock Price Index (S&P 400 Mid-Cap Index) -- an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry group representation -- gives a broad look at how mid-cap stock prices have performed. These returns do not include the effect of any sales charges or operating expenses of a mutual fund portfolio. These returns would be lower if they included the effect of sales charges and operating expenses. The securities in the S&P 400 Mid-Cap Index may be very different from those in the Portfolio. Source:
     Lipper Inc.

(3) The Lipper Average is based on the average return of all mutual funds in the Lipper Mid-Cap Growth Fund category and does not include the effect of any sales charges. Again, these returns would be lower if they included the effect of sales charges. Source: Lipper Inc.

HOW TO BUY AND SELL SHARES OF THE FUND

The Fund offers two classes of shares in each Portfolio--Class I and Class II. Each Class participates in the same investments within a given Portfolio, but the Classes differ as far as their charges. Class I shares are sold only to separate accounts of Prudential as investment options under certain Contracts. Class II is offered only to separate accounts of non-Prudential insurance companies as investment options under certain of their Contracts. Please refer to the accompanying Contract prospectus to see which Portfolios are available through your Contract.

The Fund sells its shares to separate accounts issuing variable annuity contracts and variable life insurance policies. To the extent dictated by its agreement with a separate account, the Fund will cooperate with the separate account in monitoring for transactions that are indicative of market timing. In addition, to the extent permitted by applicable laws and agreements, the Fund may cease selling its shares to a separate account to prevent market timing transactions.

The way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this prospectus, you should have received a prospectus for such a Contract. You should refer to that prospectus for further information on investing in the Portfolios.

Both Class I and Class II shares of a Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class II shares, however, are subject to an annual distribution or "12b-1" fee of 0.25% and an administration fee of 0.15% of the average daily net assets of Class II. Class I shares do not have a distribution or administration fee.

Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.

Net Asset Value

Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is received in good order. The NAV of each share class of each Portfolio is determined on each day the New York Stock Exchange is open for trading as of the close of the exchange's regular trading session (which is generally 4:00 p.m. New York time).

The NAV for each of the Portfolios is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding.

To determine a Portfolio's NAV, its holdings are valued as follows:

Equity Securities are generally valued at the last sale price on an exchange or NASDAQ, or if there is not a sale on that day, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

Short-term Debt Securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of Prudential or a sub-adviser, does not represent fair value.

For each Portfolio, short-term debt securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of more than 60 days, for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).

Convertible debt securities that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by PIFM or a sub-adviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).

Other debt securities -- those that are not valued on an amortized cost basis -- are valued using an independent pricing service.

Options on stock and stock indexes that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options on futures contracts are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

Forward currency exchange contracts are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

Over-the-counter (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A sub-adviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

Securities for which no market quotations are available will be valued at fair value by PIFM under the direction of the Fund's Board of Directors.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS' principal business address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-3777. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 covering Class II shares. Under that plan, Class II of each Portfolio pays to PIMS a distribution or "12b-1" fee at the annual rate of 0.25% of the average daily net assets of Class II. This fee pays for distribution services for Class II shares. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment in Class II shares and may cost you more than paying other types of sales charges. These 12b-1 fees do not apply to Class I.

OTHER INFORMATION

Federal Income Taxes

If you own or are considering purchasing a variable contract, you should consult the prospectus for the variable contract for tax information about that variable contract. You should also consult with a qualified tax adviser for information and advice.

The SAI provides information about certain tax laws applicable to the Fund.

European Monetary Union

On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Fund will treat the euro as a separate currency from that of any participating state. The conversion may adversely affect the Fund if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Fund's service providers, or by entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.

Monitoring For Possible Conflicts

The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.

Financial Highlights

The financial highlights which follow will help you evaluate the financial performance of each Portfolio available under your Contract. The total return in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect any charges under any variable contract. The information is for Class I for the periods indicated, unless otherwise indicated.

The information has been audited by PricewaterhouseCoopers LLP, whose unqualified report, along with the financial statements, appears in the annual report, which is available upon request.

Financial Highlights

                                                      Equity Portfolio
                          -----------------------------------------------------------------------------
                                            Class I                                  Class II
                          ------------------------------------------------  ---------------------------
                                           Year Ended                                    May 3, 1999(c)
                                          December 31,                       Year Ended     through
                          ------------------------------------------------  December 31,  December 31,
                            2000      1999      1998      1997      1996        2000          1999
                          --------  --------  --------  --------  --------  ------------ --------------
Per Share Operating
 Performance:
Net Asset Value, begin-
 ning of period.........  $  28.90  $  29.64  $  31.07  $  26.96  $  25.64     $28.92       $ 32.79
                          --------  --------  --------  --------  --------     ------       -------
Income from Investment
 Operations:
Net investment income...      0.51      0.54      0.60      0.69      0.71       0.39          0.28
Net realized and
 unrealized gains (loss-
 es) on
 investments............      0.26      3.02      2.21      5.88      3.88       0.26         (0.60)
                          --------  --------  --------  --------  --------     ------       -------
 Total from investment
  operations............      0.77      3.56      2.81      6.57      4.59       0.65         (0.32)
                          --------  --------  --------  --------  --------     ------       -------
Less Distributions:
Dividends from net in-
 vestment income........     (0.51)    (0.53)    (0.60)    (0.70)    (0.67)     (0.40)        (0.34)
Distributions in excess
 of net investment
 income.................     (0.02)       --        --        --        --      (0.02)           --
Distributions from net
 realized gains.........     (4.64)    (3.77)    (3.64)    (1.76)    (2.60)     (4.64)        (3.21)
                          --------  --------  --------  --------  --------     ------       -------
 Total distributions....     (5.17)    (4.30)    (4.24)    (2.46)    (3.27)     (5.06)        (3.55)
                          --------  --------  --------  --------  --------     ------       -------
Net Asset Value, end of
 period.................  $  24.50  $  28.90  $  29.64  $  31.07  $  26.96     $24.51       $ 28.92
                          ========  ========  ========  ========  ========     ======       =======
Total Investment
 Return(a)..............      3.28%    12.49%     9.34%    24.66%    18.52%      2.83%        (0.68)%
Ratios/Supplemental Da-
 ta:
Net assets, end of pe-
 riod (in millions).....  $5,652.7  $6,235.0  $6,247.0  $6,024.0  $4,814.0     $  1.8       $   0.3
Ratios to average net
 assets:
 Expenses...............      0.49%     0.47%     0.47%     0.46%     0.50%      0.91%         0.87%(b)
 Net investment income..      1.75%     1.72%     1.81%     2.27%     2.54%      1.26%         1.33%(b)
Portfolio turnover
 rate...................        78%        9%       25%       13%       20%        78%            9%

(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(b) Annualized.

(c) Commencement of offering of Class II shares.

                                          Prudential Jennison Portfolio
                          --------------------------------------------------------------------
                                          Class I                               Class II
                          ----------------------------------------------  --------------------
                                         Year Ended
                                        December 31,                      February 10, 2000(a)
                          ----------------------------------------------        through
                            2000        1999      1998     1997    1996    December 31, 2000
                          --------    --------  --------  ------  ------  --------------------
Per Share Operating
 Performance:
Net Asset Value,
 beginning of period....  $  32.39    $  23.91  $  17.73  $14.32  $12.55        $ 34.25
                          --------    --------  --------  ------  ------        -------
Income From Investment
 Operations:
Net investment income
 (loss).................      0.01        0.05      0.04    0.04    0.02          (0.03)
Net realized and
 unrealized gains
 (losses) on
 investments............     (5.61)       9.88      6.56    4.48    1.78          (7.54)
                          --------    --------  --------  ------  ------        -------
 Total from investment
  operations............     (5.60)       9.93      6.60    4.52    1.80          (7.57)
                          --------    --------  --------  ------  ------        -------
Less Distributions:
Dividends from net
 investment income......        --(d)    (0.05)    (0.04)  (0.04)  (0.03)            --(d)
Dividends in excess of
 net investment income..        --(d)       --        --      --      --             --(d)
Distributions from net
 realized gains.........     (3.82)      (1.40)    (0.38)  (1.07)     --          (3.80)
                          --------    --------  --------  ------  ------        -------
 Total distributions....     (3.82)      (1.45)    (0.42)  (1.11)  (0.03)         (3.80)
                          --------    --------  --------  ------  ------        -------
Net Asset Value, end of
 period.................  $  22.97    $  32.39  $  23.91  $17.73  $14.32        $ 22.88
Total Investment
 Return(b)..............    (17.38)%     41.76%    37.46%  31.71%  14.41%        (22.19)%
                          ========    ========  ========  ======  ======        =======
Ratios/Supplemental Da-
 ta:
Net assets, end of
 period (in millions)...  $2,892.7    $2,770.7  $1,198.7  $495.9  $226.5        $  13.3
Ratios to average net
 assets:
 Expenses...............      0.64%       0.63%     0.63%   0.64%   0.66%          1.04%(c)
 Net investment income..      0.02%       0.17%     0.20%   0.25%   0.20%         (0.39)%(c)
Portfolio turnover
 rate...................        89%         58%       54%     60%     46%            89%

(a) Commencement of offering of Class II shares.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investments returns for less than a full year are not annualized.

(c) Annualized.

(d) Less than $0.01 per share.

Financial Highlights

                                            SP Jennison International Growth
                                                       Portfolio
                                        ----------------------------------------
                                               Class I             Class II
                                        --------------------- ------------------
                                        September 22, 2000(a) October 4, 2000(b)
                                               through             through
                                          December 31, 2000   December 31, 2000
                                        --------------------- ------------------
Per Share Operating Performance:
Net Asset Value, beginning of period..         $ 10.00             $  9.79
                                               -------             -------
Income from Investment Operations:
Net investment income (loss)..........            0.01                  --(g)
                                                                   -------
Net realized and unrealized loss on
 investments..........................           (1.51)              (1.31)
                                               -------             -------
 Total from investment operations.....           (1.50)              (1.31)
                                               -------             -------
Net Asset Value, end of period........         $  8.50             $  8.48
                                               =======             =======
Total Investment Return(c)............          (15.00)%            (13.28)%
Ratios/Supplemental Data:
Net assets, end of period (in
 millions)............................         $   7.6             $   2.7
Ratios to average net assets:(d)(f)
 Expenses.............................            1.24%               1.64%
 Net investment income................            0.51%              (0.00)%
Portfolio turnover rate(e)............              12%                 12%

(a) Commencement of offering of Class I Shares.
(b)  Commencement of offering of Class II Shares.
(c) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(d)  Annualized.
(e)  Not annualized.
(f) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 3.44% and (1.69)%, respectively, for Class I and 3.84% and (2.20)%, respectively, for Class II for the period ended December 31, 2000.
(g)  Less than $0.005 per share.

                                    SP Prudential U.S. Emerging Growth Portfolio
                                                      Class I
                                    --------------------------------------------
                                               September 22, 2000(a)
                                                      through
                                                 December 31, 2000
                                    --------------------------------------------
Per Share Operating Performance:
Net Asset Value, beginning of
 period...........................                    $ 10.00
                                                      -------
Income from Investment Operations:
Net investment income.............                       0.01
Net realized and unrealized loss
 on investments...................                      (1.62)
                                                      -------
 Total from investment
  operations......................                      (1.61)
                                                      -------
Less Distributions:
Dividends from net investment
 income...........................                      (0.01)
                                                      -------
 Total distributions..............                      (0.01)
                                                      -------
Net Asset Value, end of period....                    $  8.38
                                                      =======
Total Investment Return(b)........                     (16.11)%
Ratios/Supplemental Data:
Net assets, end of period (in
 millions)........................                    $   6.4
Ratios to average net
 assets:(c)(e)
 Expenses.........................                       0.90%
 Net investment income............                       0.49%
Portfolio turnover rate(d)........                         82%

(a)  Commencement of operations.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(c)  Annualized.
(d)  Not annualized.
(e) Net of expense subsidy. If the investment adviser had not subsidized expenses, the annualized expense and net investment income ratios would have been 4.26% and (2.87)%, respectively, for the period ended December 31, 2000.

For more information

Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

Statement of Additional Information (SAI)

(incorporated by reference into this prospectus)

Annual Report

(including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

Semi-Annual Report

To obtain these documents or to ask any questions about the Fund:

  Call toll-free (800) 778-2255

  Write to The Prudential Series Fund, Inc., 751 Broad Street, Newark, NJ 07102-3777

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

By Electronic Request:

publicinfo@sec.gov

(The SEC charges a fee to copy documents.)

In Person:

Public Reference Room
in Washington, DC
(For hours of operation, call 1-202-942-8090)

Via the Internet:

on the EDGAR Database at
http://www.sec.gov

SEC File No. 811-03623

                        The Prudential Series Fund, Inc.
----------------------------------------------------------------------

                                   Prospectus

                                  May 1, 2001



                   SP Jennison International Growth Portfolio





                               [Prudential LOGO]
--------------------------------------------------------------------------------

                  As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

                  A particular Portfolio may not be
                  available under the variable life
                  insurance or variable annuity contract
                  which you have chosen. The prospectus of the specific contract which you have chosen will indicate which Portfolios are available and should be read in conjunction with this prospectus.

--------------------------------------------------------------------------------

Table of Contents

  1  RISK/RETURN SUMMARY
  1  Investment Objectives and Principal Strategies
  1  Principal Risks
  4  Evaluating Performance
  4  HOW THE PORTFOLIO INVESTS
  4  Investment Objectives and Policies
  4  SP Jennison International Growth Portfolio
  6  OTHER INVESTMENTS AND STRATEGIES
  6  ADRs
  6  Convertible Debt and Convertible Preferred Stock
  6  Derivatives
  6  Dollar Rolls
  6  Forward Foreign Currency Exchange Contracts
  6  Futures Contracts
  7  Interest Rate Swaps
  7  Joint Repurchase Account
  7  Loan Participations
  7  Mortgage-related Securities
  7  Options
  8  Real Estate Investment Trusts
  8  Repurchase Agreements
  8  Reverse Repurchase Agreements
  8  Short Sales
  8  Short Sales Against-the-Box
  8  When-Issued and Delayed Delivery Securities
  9  HOW THE FUND IS MANAGED
  9  Board of Directors
  9  Investment Adviser
  9  Investment Sub-Advisers
  9  Portfolio Managers
 10  HOW TO BUY AND SELL SHARES OF THE FUND
 10  Net Asset Value
 11  Distributor
 12  OTHER INFORMATION
 12  Federal Income Taxes
 12  European Monetary Union
 12  Monitoring for Possible Conflicts
 F-1 FINANCIAL HIGHLIGHTS

(For more information--see back cover)

RISK/RETURN SUMMARY

This prospectus provides information about The Prudential Series Fund, Inc. (the Fund), which consists of thirty six separate portfolios (each, a Portfolio).

The Fund offers two classes of shares in each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America (Prudential) as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts. Not every portfolio is available under every contract. The prospectus for each Contract lists the Portfolios currently available through that Contract.

This section highlights key information about the Portfolio available under your Contract. Additional information follows this summary and is also provided in the Fund's Statement of Additional Information (SAI).

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The following summarizes the investment objectives, principal strategies and principal risks for the Portfolio. We describe the terms listed as principal risks below. While we make every effort to achieve the investment objective for the Portfolio, we can't guarantee success and it is possible that you could lose money.

SP Jennison International Growth Portfolio

The Portfolio's investment objective is long-term growth of capital. The Portfolio seeks to achieve this objective by investing in equity-related securities of foreign issuers. This means the Portfolio looks for investments that Jennison Associates LLC thinks will increase in value over a period of years. To achieve its objective, the Portfolio invests primarily in the common stock of large and medium-sized foreign companies. Under normal circumstances, the Portfolio invests at least 65% of its total assets in common stock of foreign companies operating or based in at least five different countries. The Portfolio looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies. These companies typically have characteristics such as above average growth in earnings and cash flow, improving profitability, strong balance sheets, management strength and strong market share for its products. The Portfolio also tries to buy such stocks at attractive prices in relation to their growth prospects. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.

  Principal Risks:
  .  company risk
  .  credit risk
  .  derivatives risk
  .  foreign investment risk
  .  interest rate risk
  .  market risk

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in a Portfolio could lose value, and you could lose money. The following summarizes the principal risks of investing in the Portfolio.

  Company risk. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Portfolio to sell securities at a desirable price. Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  Credit risk. Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt -- also known as "high-yield bonds" and "junk bonds" --
 have a higher risk of default and tend to be less liquid than higher-rated securities.

  Derivatives risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. A Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. A Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Portfolio investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances.

  Foreign investment risk. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Foreign investment risk is comprised of the specific risks described below.

    Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. In addition, certain hedging activities may cause the Portfolio to lose money and could reduce the amount of income available for distribution.

    Emerging market risk. To the extent that a Portfolio invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have sometimes hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

    European Economic and Monetary Union. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999, adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

    As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increase volatility for all financial markets.

    Foreign market risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

    Information risk. Financial reporting standards for companies based in foreign markets usually differ from those in the United States. Since the "numbers" themselves sometimes mean different things, the sub-advisers devote much of their research effort to understanding and assessing the impact of these differences upon a company's financial conditions and prospects.

    Liquidity risk. Stocks that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches an estimate of its value.

    Political developments. Political developments may adversely affect the value of a Portfolio's foreign securities.

    Political risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and have imposed high taxes on corporate profits.

    Regulatory risk. Some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

  Interest rate risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

  Market risk. Common stocks are subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of large companies are more stable than the stock prices of smaller companies, but this is not always the case. Smaller companies often offer a smaller range of products and services than large companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

                                     * * *

  For more information about the risks associated with the Portfolios, see "How the Portfolio Invests--Investment Risks."

                                     * * *

EVALUATING PERFORMANCE

--------------------------------------------------------------------------------
SP Portfolios

--------------------------------------------------------------------------------

The SP Portfolios commenced operations in 2000. No performance information is included for these Portfolios because they do not have at least one full calendar year of operation.

HOW THE PORTFOLIO INVESTS

Investment Objectives and Policies

We describe each Portfolio's investment objective and policies below. We describe certain investment instruments that appear in bold lettering below in the section entitled Other Investments and Strategies. Although we make every effort to achieve each Portfolio's objective, we can't guarantee success and it is possible that you could lose money. Unless otherwise stated, each Portfolio's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors can change investment policies that are not fundamental.

An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
SP Jennison International Growth Portfolio
--------------------------------------------------------------------------------

The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio seeks to achieve its objective through investment in equity-related securities of foreign companies. While we make every effort to achieve our objective, we can't guarantee success and it is possible that you could lose money.
 A Foreign Stock Growth Portfolio
 The Portfolio seeks long-term growth by investing in the common stock of foreign companies. The Portfolio generally invests in about 60 securities of issuers located in at least five different foreign countries.

The Portfolio invests in about 60 securities of primarily non-U.S. growth companies whose shares appear attractively valued on a relative and absolute basis. The Portfolio looks for companies that have above-average actual and potential earnings growth over the long term and strong financial and operational characteristics. The Portfolio selects stocks on the basis of individual company research. Thus, country, currency and industry weightings are primarily the result of individual stock selections. Although the Portfolio may invest in companies of all sizes, the Portfolio typically focuses on large and medium sized companies. Under normal conditions, the Portfolio intends to invest at least 65%
This means the Portfolio seeks investments -- primarily the common stock of foreign companies -- that will increase in value over a period of years. A company is considered to be a foreign company if it satisfies at least one of the following criteria: its securities are traded principally on stock exchanges in one or more foreign countries; it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more foreign countries; it maintains 50% or more of its assets in one or more foreign countries; it is organized under the laws of a foreign country; or its principal executive office is located in a foreign country.

of its total assets in the equity-related securities of foreign companies in at least five foreign countries. The Portfolio may invest anywhere in the world, including North America, Western Europe, the United Kingdom and the Pacific Basin, but generally not the U.S.

The principal type of equity-related security in which the Portfolio invests is common stock. In addition to common stock, the Portfolio may invest in other equity-related securities that include, but are not limited to, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible or exchangeable for common or preferred stock and master limited partnerships. The Portfolio may also invest in ADRs, which we consider to be equity-related securities.

In deciding which stocks to purchase for the Portfolio, Jennison looks for growth companies that have both strong fundamentals and appear to be attractively valued relative to their growth potential. Jennison uses a bottom-up approach in selecting securities for the Portfolio, which means that they select stocks based on individual company research, rather than allocating by country or sector. In researching which stocks to buy, Jennison looks at a company's basic financial and operational characteristics as well as compare the company's stock price to the price of stocks of other companies that are its competitors, absolute historic valuation levels for that company's stock, its earnings growth and the price of existing portfolio holdings. Another important part of Jennison's research process is to have regular contact with management of the companies that they purchase in order to confirm earnings expectations and to assess management's ability to meet its stated goals. Although the Portfolio may invest in companies of all sizes, it typically focuses on large and medium sized companies.

Generally, Jennison looks for companies that have one or more of the following characteristics: actual and potential growth in earnings and cash flow; actual and improving profitability; strong balance sheets; management strength; and strong market share for the company's products.

In addition, Jennison looks for companies whose securities appear to be attractively valued relative to: each company's peer group; absolute historic valuations; and existing holdings of the Portfolio. Generally, they consider selling a security when there is an identifiable change in a company's fundamentals or when expectations of future earnings growth become fully reflected in the price of that security.

The Portfolios may invest in bonds, money market instruments and other fixed income obligations. Generally, the Portfolio will purchase only "Investment-Grade" fixed income investments. This means the obligations have received one of the four highest quality ratings determined by Moody's Investors Service, Inc. (Moody's), or Standard & Poor's Ratings Group (S&P), or one of the other nationally recognized statistical rating organizations (NRSROs). Obligations rated in the fourth category (Baa for Moody's or BBB for S&P) have speculative characteristics and are subject to a greater risk of loss of principal and interest. On occasion, the Portfolio may buy instruments that are not rated, but that are of comparable quality to the investment-grade bonds described above.

In response to adverse market, economic or political conditions, the portfolio may temporarily invest up to 100% of its assets in money market instruments or in the stock and other equity-related securities of U.S. companies. Investing heavily in money market instruments limits the ability to achieve capital appreciation, but may help to preserve the portfolio's assets when global or international markets are unstable. When the portfolio is temporarily invested in equity-related securities of U.S. companies, the portfolio may achieve capital appreciation, although not through investment in foreign companies.

We may also use alternative investment strategies -- including derivatives --
 to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell futures contracts on stock indexes, debt securities, interest rate indexes and foreign currencies and options on these futures contracts; enter into forward foreign currency exchange contracts; purchase securities on a when-issued or delayed delivery basis; and borrow up to 33-1/3% of the value of the Portfolio's total assets.

The Portfolio may also enter into short sales against-the-box.

The Portfolio may also enter into repurchase agreements. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC.

This Portfolio is managed by Jennison Associates LLC.

                                     * * *

The Statement of Additional Information -- which we refer to as the SAI --
 contains additional information about the Portfolio. To obtain a copy, see the back cover page of this prospectus.

                                     * * *

OTHER INVESTMENTS AND STRATEGIES

As indicated in the description of the Portfolios above, we may use certain of the following investment strategies to increase a Portfolio's return or protect its assets if market conditions warrant.

ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.

Convertible Debt and Convertible Preferred Stock -- A convertible security is a security -- for example, a bond or preferred stock -- that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the company's common stock but lower than the rate on the company's debt obligations. At the same time, they offer -- through their conversion mechanism -- the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

Derivatives -- A derivative is an investment instrument that derives its price, performance, value, or cash flow from one or more underlying securities or other interests. Derivatives involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment -- a security, market index, currency, interest rate or some other benchmark -- will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with a Portfolio's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy, or use any particular instrument. Any derivatives we use may not fully offset a Portfolio's underlying positions and this could result in losses to the Portfolio that would not otherwise have occurred.

Dollar Rolls -- Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar -- but not necessarily the same -- security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead, it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

Forward Foreign Currency Exchange Contracts -- A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

Futures Contracts -- A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately

5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the borrower would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

Interest Rate Swaps -- In an interest rate swap, the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into that type of a swap if we think interest rates are going down.

Joint Repurchase Account -- In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

Loan Participations -- In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

Mortgage-related Securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. We may invest in mortgage-related securities issued and guaranteed by the U.S. government or its agencies like the Federal National Mortgage Association (Fannie Maes) and the Government National Mortgage Association (Ginnie Maes) and debt securities issued (but not guaranteed) by the Federal Home Loan Mortgage Company (Freddie Macs). Private mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

Mortgage-related securities include collateralized mortgage obligations, multi-class pass through securities and stripped mortgage-backed securities. A collateralized mortgage-backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by entities such as banks, U.S. governmental entities or broker-dealers. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.

Options -- A call option on stock is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option. A put option on stock is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium. Options on debt securities are similar to stock options except that the option holder has the right to acquire or sell a debt security rather than an equity security. Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier". Unlike stock options, stock index options are always settled in cash, and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

Real Estate Investment Trusts (REITs) -- A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

Repurchase Agreements -- In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio.

Reverse Repurchase Agreements -- In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.

Short Sales -- In a short sale, we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results.

Short Sales Against-the-Box -- A short sale against-the-box means the Portfolio owns securities identical to those sold short.

When-Issued and Delayed Delivery Securities -- With when-issued or delayed delivery securities, the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater than such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

                                     * * *

The Portfolio also follows certain policies when it borrows money (a Portfolio may borrow up to 5% of the value of its total assets); lends its securities; and holds illiquid securities (a Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce a Portfolio's holdings in illiquid securities to no more than 15% of its net assets, as required by applicable law. A Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

HOW THE FUND IS MANAGED

--------------------------------------------------------------------------------
Board Of Directors

--------------------------------------------------------------------------------
The Board of Directors oversees the actions of the Investment Adviser, the sub-advisers and the Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

--------------------------------------------------------------------------------
Investment Adviser
--------------------------------------------------------------------------------

Prudential Investments Fund Management LLC ("PIFM"), a wholly-owned subsidiary of Prudential, serves as the overall investment adviser for the Fund. PIFM is located at Gateway Center Three, 100 Mulberry Street, Newark, N.J. 07102-4077. PIFM and its predecessors have served as manager and administrator to investment companies since 1987. As of January 31, 2001, PIFM served as the manager to 43 mutual funds, and as manager or administrator to 20 closed-end investment companies, with aggregated assets of approximately $109 billion.

The Fund uses a "manager-of-managers" structure. Under this structure, PIFM is authorized to select (with approval of the Fund's independent directors) one or more sub-advisers to handle the actual day-to-day investment management of the Portfolio. PIFM monitors each sub-adviser's performance through quantitative and qualitative analysis, and periodically reports to the Fund's board of directors as to whether each sub-adviser's agreement should be renewed, terminated or modified. PIFM also is responsible for allocating assets among the sub-advisers if a Portfolio has more than one sub-adviser. In those circumstances, the allocation for each sub-adviser can range from 0% to 100% of a Portfolio's assets, and PIFM can change the allocations without board or shareholder approval. The Fund will notify shareholders of any new sub-adviser or any material changes to any existing sub-advisory agreement.

The following chart lists the total annualized investment advisory fees to be paid in 2001 with respect to the Fund's Portfolio.

                                  Total advisory fees as %
Portfolio                          of average net assets
---------                         ------------------------
SP Jennison International Growth            0.85


--------------------------------------------------------------------------------
Investment Sub-Advisers
--------------------------------------------------------------------------------

The Portfolio has one sub-adviser providing the day-to-day investment management. PIFM pays the sub-adviser out of the fee that PIFM receives from the Fund.

Jennison Associates LLC serves as the sole sub-adviser for the SP Jennison International Growth Portfolio. Jennison's address is 466 Lexington Avenue, New York, NY 10017. As of December 31, 2000, Jennison had over $80.9 billion in assets under management for institutional and mutual fund clients.

--------------------------------------------------------------------------------
Portfolio Managers
--------------------------------------------------------------------------------

SP Jennison International Growth Portfolio

The Portfolio is co-managed by Howard Moss and Blair Boyer. Mr. Moss and Mr. Boyer have worked together managing international equity portfolios since 1989. Howard Moss has been an Executive Vice President and Director of Jennison since 1993. Mr. Moss has been in the investment business for 30 years. Mr. Moss received a B.A. from the University of Liverpool. Blair Boyer is an Executive Vice President and Director of Jennison and has been with Jennison since 1993. Mr. Boyer received a B.A. from Bucknell University and an M.B.A. from New York University.

We set out below performance information for Jennison International Growth Fund, which is a mutual fund managed by Jennison according to investment objectives and practices that are substantially similar to those governing the SP Jennison International Growth Portfolio. Jennison International Growth Fund and SP Jennison International Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of Jennison International Growth Fund is not indicative of the future performance of SP Jennison International Growth Portfolio. If material differences between the investment styles of Jennison International Growth Fund and SP Jennison International Growth Portfolio should develop in the future, we will disclose such differences. PIFM monitors the performance of SP Jennison International Growth Portfolio, but not Jennison International Growth Fund. In general, Portfolio returns are reduced by expenses under your variable insurance contract.

                             OTHER FUND PERFORMANCE

                 SEC STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                       JENNISON INTERNATIONAL GROWTH FUND

(FOR THE PERIODS ENDED
DECEMBER 31, 2000)                        SINCE INCEPTION             INCEPTION DATE
 Class A                                      -31.70%                     3/1/00
 Lipper International Fund Avg.(1)            -15.47%

(1) Unweighted average annual return, net of fees and expenses, of all mutual funds that invested primarily in stocks and other equity securities of companies outside the United States during the periods covered.


HOW TO BUY AND SELL SHARES OF THE FUND

The Fund offers two classes of shares in each Portfolio--Class I and Class II. Each Class participates in the same investments within a given Portfolio, but the Classes differ as far as their charges. Class I shares are sold only to separate accounts of Prudential as investment options under certain Contracts. Class II is offered only to separate accounts of non-Prudential insurance companies as investment options under certain of their Contracts. Please refer to the accompanying Contract prospectus to see which Portfolios are available through your Contract.

The Fund sells its shares to separate accounts issuing variable annuity contracts and variable life insurance policies. To the extent dictated by its agreement with a separate account, the Fund will cooperate with the separate account in monitoring for transactions that are indicative of market timing. In addition, to the extent permitted by applicable laws and agreements, the Fund may cease selling its shares to a separate account to prevent market timing transactions.

The way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this prospectus, you should have received a prospectus for such a Contract. You should refer to that prospectus for further information on investing in the Portfolios.

Both Class I and Class II shares of a Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class II shares, however, are subject to an annual distribution or "12b-1" fee of 0.25% and an administration fee of 0.15% of the average daily net assets of Class II. Class I shares do not have a distribution or administration fee.

Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.

Net Asset Value

Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is received in good order. The NAV of each share class of the Portfolio is determined on each day the New York Stock Exchange is open for trading as of the close of the exchange's regular trading session (which is generally 4:00 p.m. New York time).

The NAV for the Portfolio is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding.

To determine a Portfolio's NAV, its holdings are valued as follows:

Equity Securities are generally valued at the last sale price on an exchange or NASDAQ, or if there is not a sale on that day, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

Short-term Debt Securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of Prudential or a sub-adviser, does not represent fair value.

For the Portfolio, short-term debt securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of more than 60 days, for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).

Convertible debt securities that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by PIFM or a sub-adviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).

Other debt securities -- those that are not valued on an amortized cost basis-- are valued using an independent pricing service.

Options on stock and stock indexes that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options on futures contracts are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

Forward currency exchange contracts are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

Over-the-counter (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A sub-adviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

Securities for which no market quotations are available will be valued at fair value by PIFM under the direction of the Fund's Board of Directors.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS' principal business address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-3777. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 covering Class II shares. Under that plan, Class II of each Portfolio pays to PIMS a distribution or "12b-1" fee at the annual rate of 0.25% of the average daily net assets of Class II. This fee pays for distribution services for Class II shares. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment in Class II shares and may cost you more than paying other types of sales charges. These 12b-1 fees do not apply to Class I.

OTHER INFORMATION

Federal Income Taxes

If you own or are considering purchasing a variable contract, you should consult the prospectus for the variable contract for tax information about that variable contract. You should also consult with a qualified tax adviser for information and advice.

The SAI provides information about certain tax laws applicable to the Fund.

European Monetary Union

On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Fund will treat the euro as a separate currency from that of any participating state. The conversion may adversely affect the Fund if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Fund's service providers, or by entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.

Monitoring For Possible Conflicts

The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.

Financial Highlights

The financial highlights which follow will help you evaluate the financial performance of each Portfolio available under your Contract. The total return in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect any charges under any variable contract. The information is for Class I for the periods indicated, unless otherwise indicated.

The information has been audited by PricewaterhouseCoopers LLP, whose unqualified report, along with the financial statements, appears in the annual report, which is available upon request.

Financial Highlights

                         SP Jennison International Growth Portfolio
                         -----------------------------------------------------
                                Class 1                       Class II
                         ----------------------          ---------------------
                         September 22, 2000(a)           October 4, 2000(b)
                                through                        through
                           December 31, 2000              December 31, 2000
                         ----------------------          ---------------------
Per Share Operating
 Performance:
Net Asset Value,
 beginning of period....        $               10.00          $                9.79
Income from investment
 Operations:
Net investment income
 (loss).................                         0.01                             --(g)
                                                               ---------------------
Net realized and
 unrealized loss on
 investments............                        (1.51)                         (1.31)
                                ---------------------          ---------------------
  Total from investment
   operations...........                        (1.50)                         (1.31)
                                ---------------------          ---------------------
Net Asset Value, end of
 period.................        $                8.50          $                8.48
                                =====================          =====================
Total Investment
 Return(c)..............                       (15.00)%                       (13.28)%
Ratios/Supplemental
 Data:
Net assets, end of
 period (in millions)...        $                 7.6          $                 2.7
Ratios to average net
 assets:(d)(f)
 Expenses...............                         1.24%                         1.654%
 Net investment income..                         0.51%                         (0.00)%
Portfolio turnover
 rate(e)................                           12%                            12%

(a) Commencement of offering of Class I Shares.
(b) Commencement of offering of Class II Shares.
(c) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(d) Annualized.
(e) Not annualized.
(f) Net of expense subsidy. If the investment adviser had no subsidized expenses, the annualized expense and net investment income ratios would have been 3.44% and (1.69)%, respectively, for Class I and 3.84% and (2.20)%, respectively, for Class II for the period ended December 31, 2000.
(g) Less than $0.005 per share.

For more information

Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

Statement of Additional Information (SAI)

(incorporated by reference into this prospectus)

Annual Report

(including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

Semi-Annual Report

To obtain these documents or to ask any questions about the Fund:

  Call toll-free (800) 778-2255

  Write to The Prudential Series Fund, Inc., 751 Broad Street, Newark, NJ 07102-3777

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

By Electronic Request:

publicinfo@sec.gov

(The SEC charges a fee to copy documents.)

In Person:

Public Reference Room
in Washington, DC
(For hours of operation, call 1-202-942-8090)

Via the Internet:

on the EDGAR Database at
http://www.sec.gov

SEC File No. 811-03623